As filed with the Securities and Exchange Commission on September 3, 2020

Registration No. 333-240327

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

Fidelity Rutland Square Trust II

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

With copies to:

Christina H. Lee Secretary and Chief Legal Officer 245 Summer Street Boston, Massachusetts 02210 (Name and Address of Agent for Service)	John V. O’Hanlon Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02116-5021

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

STRATEGIC ADVISERS® CORE FUND

STRATEGIC ADVISERS® GROWTH FUND

STRATEGIC ADVISERS® VALUE FUND

SERIES OF

FIDELITY RUTLAND SQUARE TRUST II

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-3455

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the above funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Strategic Advisers® Core Fund, Strategic Advisers® Growth Fund, and Strategic Advisers® Value Fund will be held at an office of Fidelity Rutland Square Trust II (the trust), 245 Summer Street, Boston, Massachusetts 02210 (at the corner of Summer Street and Dorchester Avenue, next to Boston’s South Station) on November 2, 2020 at 8:00 a.m. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

(1)

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Strategic Advisers® Core Fund to Strategic Advisers® Large Cap Fund in exchange solely for shares of beneficial interest of Strategic Advisers® Large Cap Fund and the assumption by Strategic Advisers® Large Cap Fund of Strategic Advisers® Core Fund’s liabilities, in complete liquidation of Strategic Advisers® Core Fund.

(2)

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Strategic Advisers® Growth Fund to Strategic Advisers® Large Cap Fund in exchange solely for shares of beneficial interest of Strategic Advisers® Large Cap Fund and the assumption by Strategic Advisers® Large Cap Fund of Strategic Advisers® Growth Fund’s liabilities, in complete liquidation of Strategic Advisers® Growth Fund.

(3)

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Strategic Advisers® Value Fund to Strategic Advisers® Large Cap Fund in exchange solely for shares of beneficial interest of Strategic Advisers® Large Cap Fund and the assumption by Strategic Advisers® Large Cap Fund of Strategic Advisers® Value Fund’s liabilities, in complete liquidation of Strategic Advisers® Value Fund.

The Board of Trustees has fixed the close of business on September 8, 2020 as the record date for the determination of the shareholders of Strategic Advisers® Core Fund, Strategic Advisers® Growth Fund, and Strategic Advisers® Value Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,

Christina H. Lee, Secretary

September 8, 2020

Your vote is important – please vote your shares promptly.

Shareholders are invited to attend the Meeting in person. Admission to the Meeting will be on a first-come, first-served basis and will require picture identification. Shareholders arriving after the start of the Meeting may be denied entry. Cameras, cell phones, recording equipment and other electronic devices will not be permitted. Fidelity reserves the right to inspect any persons or items prior to admission to the Meeting.

Any shareholder who does not expect to attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions below or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to request a paper ballot at the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.

All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE

A.	1)	ABC Corp.	John Smith, Treasurer

	2)	ABC Corp.	John Smith, Treasurer

		c/o John Smith, Treasurer

B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee

	2)	ABC Trust	Ann B. Collins, Trustee

	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee

		u/t/d 12/28/78

C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft

		f/b/o Anthony B. Craft, Jr.

		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.

2.	Call the toll-free number or visit the web site indicated on your proxy card.

3.	Enter the number found in the box on the front of your proxy card.

4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on November 1, 2020.

STRATEGIC ADVISERS® CORE FUND	STRATEGIC ADVISERS® LARGE CAP FUND
STRATEGIC ADVISERS® GROWTH FUND
STRATEGIC ADVISERS® VALUE FUND

SERIES OF

FIDELITY RUTLAND SQUARE TRUST II

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-3455

PROXY STATEMENT AND PROSPECTUS

SEPTEMBER 8, 2020

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Strategic Advisers® Core Fund (Core Fund), Strategic Advisers® Growth Fund (Growth Fund), and Strategic Advisers® Value Fund (Value Fund) (collectively, the Target Funds), each a series of Fidelity Rutland Square Trust II (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Special Meeting of Shareholders of the Target Funds and at any adjournments thereof (the Meeting), to be held on November 2, 2020 at 8:00 a.m. Eastern Time (ET) at 245 Summer Street, Boston, Massachusetts 02210, an office of the trust and Strategic Advisers LLC (Strategic Advisers), the funds’ investment adviser. This Proxy Statement and the accompanying proxy card are first being mailed on or about September 8, 2020.

Shareholders of certain funds of the trust will also participate in the Meeting and have been mailed a separate notice and proxy statement relating to proposals to be voted upon by the trust and/or by the shareholders of those funds at the Meeting. Shareholders of Core Fund, Growth Fund and Value Fund are also asked to vote on certain other proposals that are included in a notice and proxy statement mailed separately to such shareholders.

As more fully described in the Proxy Statement:

Proposal Number	Proposal Description	Applicable Fund	Page
1	To approve an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of Core Fund by Strategic Advisers® Large Cap Fund (Large Cap Fund or Acquiring Fund), a newly created series of the trust.	Core Fund	22

2	To approve the Agreement relating to the proposed acquisition of Growth Fund by Large Cap Fund.	Growth Fund	26

3	To approve the Agreement relating to the proposed acquisition of Value Fund by Large Cap Fund.	Value Fund	30

The transactions contemplated by the Agreement are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. Because each Target Fund is used in Fidelity® Wealth Services (FWS) managed account program to provide exposure to large cap equity securities in individual client accounts, substantially all managed account clients who own shares of one of the Target Funds own shares of all three Target Funds. As a result, each Reorganization is conditional on the approval of shareholders of all three Target Funds. In the event shareholders of one Target Fund fail to approve the Agreement, Fidelity expects to continue to manage all three Target Funds separately to continue to provide large cap equities exposure to accounts in the managed account program.

If the Agreement is approved by each Target Fund’s shareholders and the Reorganizations occur, you will become a shareholder of Large Cap Fund. Your fund will transfer all of its assets to Large Cap Fund in exchange solely for shares of beneficial interest of Large Cap Fund and the assumption by Large Cap Fund of your fund’s liabilities in complete liquidation of each Target Fund. The total value of your fund holdings will not change as a result of the Reorganizations. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on November 13, 2020, or such other time and date as the parties to the Agreement may agree (the Closing Date).

Large Cap Fund (together with Core Fund, Growth Fund, and Value Fund, the funds) is a diversified series of Fidelity Rutland Square Trust II, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Large Cap Fund seeks capital appreciation. Large Cap Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in securities and shares of funds with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Proxy Statement sets forth concisely the information about each Reorganization and Large Cap Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:

(i) the Statement of Additional Information dated September 8, 2020, relating to this Proxy Statement;

(ii) the Prospectus for Large Cap Fund dated July 29, 2020, a copy of which accompanies this Proxy Statement;

(iii) the Statement of Additional Information for Large Cap Fund dated July 29, 2020;

(iv) the Prospectus for Core Fund dated July 30, 2020;

(v) the Statement of Additional Information for Core Fund dated July 30, 2020;

(vi) the Prospectus for Growth Fund dated July 30, 2020;

(vii) the Statement of Additional Information for Growth Fund dated July 30, 2020;

(viii) the Prospectus for Value Fund dated July 30, 2020; and

(ix) the Statement of Additional Information for Value Fund dated July 30, 2020.

You can obtain copies of the funds’ current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the Trust at Fidelity Distributors Company LLC (FDC), 900 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-3455, or by logging on to www.fidelity.com.

The trust is subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, it must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of Core Fund, Growth Fund, and Value Fund, as applicable, or the Prospectus and Statement of Additional Information of Large Cap Fund, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Large Cap Fund carefully for more complete information.

What proposal am I being asked to vote on?

Shareholders of Core Fund are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of Core Fund are being asked to approve the Agreement relating to the proposed acquisition of Core Fund by Large Cap Fund.

Shareholders of Growth Fund are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of Growth Fund are being asked to approve the Agreement relating to the proposed acquisition of Growth Fund by Large Cap Fund.

Shareholders of Value Fund are being asked to vote on Proposal 3. As more fully described in Proposal 3 below, shareholders of Value Fund are being asked to approve the Agreement relating to the proposed acquisition of Value Fund by Large Cap Fund.

Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. Because each Target Fund is used in FWS managed account program to provide exposure to large cap equity securities in individual client accounts, substantially all managed account clients who own shares of one of the Target Funds own shares of all three Target Funds. As a result, each Reorganization is conditional on the approval of shareholders of all three Target Funds. In the event shareholders of one Target Fund fail to approve the Agreement, Fidelity expects to continue to manage all three Target Funds separately to continue to provide large cap equities exposure to accounts in the managed account program.

Shareholders of record as of the close of business on September 8, 2020 will be entitled to vote at the Meeting.

If the Agreement is approved by each Target Fund’s shareholders and the Reorganizations occur, you will become a shareholder of Large Cap Fund instead. Your fund will transfer all of its assets to Large Cap Fund in exchange solely for shares of beneficial interest of Large Cap Fund and the assumption by Large Cap Fund of your fund’s liabilities in complete liquidation of each Target Fund. Each shareholder of Core Fund, Growth Fund, and Value Fund will receive shares of the Large Cap Fund. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

For more information, shareholders of Core Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.” For more information, shareholders of Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.” For more information, shareholders of Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the proposal?

Yes. Each fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that you vote in favor of your fund’s Reorganization by approving the Agreement.

What are the reasons for the proposals?

The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund’s Reorganization by approving the Agreement:

•

Each Reorganization would provide opportunities for improved investment outcomes by reducing redundant risk-mitigation strategies employed in managing each of the Target Funds separately to their individual benchmarks.

•

Each Reorganization would permit each Target Fund’s shareholders to receive exposure to large cap equity securities in a single fund with the same investment objective, reducing the need to trade across funds and potentially realize gains for customers in taxable accounts.

•

Although substantially all shareholders hold all three Target Funds, the mergers will provide clients who hold only one fund with more manager diversification and broadened portfolio management expertise in a single fund.

•	The contractual maximum management fee proposed for the Acquiring Fund is lower than that of each of the Target Funds.

•

Based on annualized expense data for the period from June 1, 2019 through April 30, 2020, and assuming all proposals are approved and the merger had been in effect for a full year, for each Target Fund individually, the change in total expenses is expected to range from a decrease of 18 basis points (bp) to an increase of 2 bp. As substantially all managed account clients who own shares of one Target Fund hold shares of all three Target Funds, substantially all shareholders are expected to benefit from a projected decrease of 6 bp in total expenses when comparing Acquiring Fund total annual operating expenses to the weighted average expense ratio of the three Target Funds. The pro forma expenses and fee information presented below is based on data for the 12 months ended May 31, 2020, the funds’ fiscal year end.

For more information, shareholders of Core Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Reasons for the Reorganization.” For more information, shareholders of Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Reasons for the Reorganization.” For more information, shareholders of Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Reasons for the Reorganization.”

How will you determine the number of shares of Large Cap Fund that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund’s Reorganization.

As provided in the Agreement each Target Fund will distribute shares of Large Cap Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of Large Cap Fund equal in value to the net asset value of shares of the respective Target Fund held by such shareholder on the Closing Date.

For more information, shareholders of Core Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.” For more information, shareholders of Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.” For more information, shareholders of Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”

Is a Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes either to Core Fund, Growth Fund, Value Fund, Large Cap Fund or to the shareholders of any fund, except that Core Fund, Growth Fund, and Value Fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting due to the Target Funds’ tax years closing as of the date of the Reorganization.

For more information, shareholders of Core Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Federal Income Tax Considerations.” For more information, shareholders of Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Federal Income Tax Considerations.” For more information, shareholders of Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

The funds have the same investment objective. Each fund seeks capital appreciation. The Target Funds’ investment objective is currently fundamental, that is, subject to change only by shareholder approval. In a separate proxy statement, shareholders of the Target Funds are being asked to approve the conversion of the fundamental investment objective of each Target Fund to be non-fundamental. If shareholders of the Target Funds vote for the proposal, this change will allow the Board of Trustees to change the investment objective of the Target Funds in the future, without the delay and expense of a shareholder vote. The Acquiring Fund’s investment objective is not fundamental, subject to change by the Board of Trustees.

Although the funds have substantially similar principal investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of Core Fund, Growth Fund, Value Fund, and Large Cap Fund:

Core Fund	Large Cap Fund
The fund normally invests primarily in common stocks.	No corresponding strategy.
The fund normally invests primarily in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, large market capitalization companies generally are defined as those companies with market capitalizations similar to those of companies included in the S&P 500® Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in the index changes with market conditions and the composition of the index.	The fund normally invests at least 80% of its assets in securities and shares of funds with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, large market capitalization companies are generally defined as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index.
The fund may invest in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.

Core Fund	Large Cap Fund
The fund is not constrained by any particular investment style. At any given time, the fund may tend to buy “growth” stocks or “value” stocks, or a combination of both types.	The fund is not constrained by any particular investment style. The fund will normally invest in a combination of “growth” and “value” stocks.
The fund implements its investment strategies by investing directly in securities through one or more sub-advisers or indirectly in securities through one or more underlying funds, which in turn invest directly in securities.	Same principal strategy.
The Adviser may allocate the fund’s assets among any number of underlying funds or sub-advisers at any time. The Adviser may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation at all to one or more sub-advisers.	Same principal strategy.
The Adviser pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to favor those underlying funds and sub-advisers that the Adviser believes will provide the most favorable outlook for achieving the fund’s investment objective.	Same principal strategy.
When determining how to allocate the fund’s assets among sub-advisers and underlying funds, the Adviser uses proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover.	Same principal strategy.
The fund may invest in affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that participate in Fidelity’s FundsNetwork® and in non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company LLC (FMR) (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund’s average daily net assets attributable to purchases through Fidelity’s FundsNetwork®, though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity’s FundsNetwork®.	Same principal strategy.
No corresponding strategy.	The Adviser generally classifies funds by reference to a fund’s name, policies, or classification by a third-party ranking or ratings organization at the time of investment. Investments in funds whose names, policies or classifications change after purchase continue to be considered subject to the classification at time of investment for purposes of the 80% policy.
The Adviser may actively adjust the allocation of the fund’s assets at any time. For current information on fund holdings, please call 1-800-544-3455 or visit Fidelity’s web site at www.fidelity.com. For information on the underlying funds, see the underlying funds’ prospectuses. A copy of any underlying Fidelity® fund’s prospectus is available at www.fidelity.com or institutional.fidelity.com. For a copy of any other underlying fund’s prospectus, visit the web site of the company that manages or sponsors that underlying fund.	Same principal strategy.

Core Fund	Large Cap Fund
Common types of investment approaches that a sub-adviser may use in selecting investments for a fund include, but are not limited to, quantitative analysis, fundamental analysis, or a combination of both approaches. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.
It is not possible to predict the extent to which the fund’s assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.	Same principal strategy.

Growth Fund	Large Cap Fund
The fund normally invests primarily in common stocks.	No corresponding strategy.
The fund invests in companies that are believed to have above-average growth potential. Growth may be measured by factors such as earnings or revenue.	No corresponding strategy.
Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.	No corresponding strategy.
The fund normally invests primarily in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, large market capitalization companies generally are defined as those companies with market capitalizations similar to those of companies included in the Russell 1000® Growth Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in the index changes with market conditions and the composition of the index.	The fund normally invests at least 80% of its assets in securities and shares of funds with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, large market capitalization companies are generally defined as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index.
The fund may invest in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
No corresponding strategy.	The fund is not constrained by any particular investment style. The fund will normally invest in a combination of “growth” and “value” stocks.
The fund implements its investment strategies by investing directly in securities through one or more sub-advisers or indirectly in securities through one or more underlying funds, which in turn invest directly in securities.	Same principal strategy.
The Adviser may allocate the fund’s assets among any number of underlying funds or sub-advisers at any time. The Adviser may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation at all to one or more sub-advisers.	Same principal strategy.

Growth Fund	Large Cap Fund
The Adviser pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to favor those underlying funds and sub-advisers that the Adviser believes will provide the most favorable outlook for achieving the fund’s investment objective.	Same principal strategy.
When determining how to allocate the fund’s assets among sub-advisers and underlying funds, the Adviser uses proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover.	Same principal strategy.
The fund may invest in affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds that participate in Fidelity’s FundsNetwork® and in non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund’s average daily net assets attributable to purchases through Fidelity’s FundsNetwork®, though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity’s FundsNetwork®.	The fund may invest in affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that participate in Fidelity’s FundsNetwork® and in non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund’s average daily net assets attributable to purchases through Fidelity’s FundsNetwork®, though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity’s FundsNetwork®.
No corresponding strategy.	The Adviser generally classifies funds by reference to a fund’s name, policies, or classification by a third-party ranking or ratings organization at the time of investment. Investments in funds whose names, policies or classifications change after purchase continue to be considered subject to the classification at time of investment for purposes of the 80% policy.
The Adviser may actively adjust the allocation of the fund’s assets at any time. For current information on fund holdings, please call 1-800-544-3455 or visit Fidelity’s web site at www.fidelity.com. For information on the underlying funds, see the underlying funds’ prospectuses. A copy of any underlying Fidelity® fund’s prospectus is available at www.fidelity.com or institutional.fidelity.com. For a copy of any other underlying fund’s prospectus, visit the web site of the company that manages or sponsors that underlying fund.	Same principal strategy.
Common types of investment approaches that a sub-adviser may use in selecting investments for a fund include, but are not limited to, quantitative analysis, fundamental analysis, or a combination of both approaches. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.
It is not possible to predict the extent to which the fund’s assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.	Same principal strategy.

Value Fund	Large Cap Fund
The fund normally invests primarily in common stocks.	No corresponding strategy.
The fund invests in companies that are believed to be undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average P/B, price/sales (P/S), or P/E ratios. The stocks of these companies are often called “value” stocks.	No corresponding strategy.
The fund normally invests primarily in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, large market capitalization companies generally are defined as those companies with market capitalizations similar to those of companies included in the Russell 1000® Value Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in the index changes with market conditions and the composition of the index.	The fund normally invests at least 80% of its assets in securities and shares of funds with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, large market capitalization companies are generally defined as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index.
The fund may invest in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
No corresponding strategy.	The fund is not constrained by any particular investment style. The fund will normally invest in a combination of “growth” and “value” stocks.
The fund implements its investment strategies by investing directly in securities through one or more sub-advisers or indirectly in securities through one or more underlying funds, which in turn invest directly in securities.	Same principal strategy.
The Adviser may allocate the fund’s assets among any number of underlying funds or sub-advisers at any time. The Adviser may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation at all to one or more sub-advisers.	Same principal strategy.
The Adviser pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to favor those underlying funds and sub-advisers that the Adviser believes will provide the most favorable outlook for achieving the fund’s investment objective.	Same principal strategy.
When determining how to allocate the fund’s assets among sub-advisers and underlying funds, the Adviser uses proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover.	Same principal strategy.

Value Fund	Large Cap Fund
The fund may invest in affiliated funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated funds that participate in Fidelity’s FundsNetwork® and in non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund’s average daily net assets attributable to purchases through Fidelity’s FundsNetwork®, though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity’s FundsNetwork®.	The fund may invest in affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that participate in Fidelity’s FundsNetwork® and in non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund’s average daily net assets attributable to purchases through Fidelity’s FundsNetwork®, though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity’s FundsNetwork®.
No corresponding strategy.	The Adviser generally classifies funds by reference to a fund’s name, policies, or classification by a third-party ranking or ratings organization at the time of investment. Investments in funds whose names, policies or classifications change after purchase continue to be considered subject to the classification at time of investment for purposes of the 80% policy.
The Adviser may actively adjust the allocation of the fund’s assets at any time. For current information on fund holdings, please call 1-800-544-3455 or visit Fidelity’s web site at www.fidelity.com. For information on the underlying funds, see the underlying funds’ prospectuses. A copy of any underlying Fidelity® fund’s prospectus is available at www.fidelity.com or institutional.fidelity.com. For a copy of any other underlying fund’s prospectus, visit the web site of the company that manages or sponsors that underlying fund.	Same principal strategy.
Common types of investment approaches that a sub-adviser may use in selecting investments for a fund include, but are not limited to, quantitative analysis, fundamental analysis, or a combination of both approaches. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.
It is not possible to predict the extent to which the fund’s assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Although the funds have substantially similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Core Fund, Growth Fund, Value Fund, and Large Cap Fund:

Core Fund	Large Cap Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)
Senior Securities. The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.	Senior Securities. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.
Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.	Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).
Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations
No corresponding policy or limitation.	Short Sales. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Growth Fund	Large Cap Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)
Senior Securities. The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.	Senior Securities. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.
Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.	Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).
Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations
Short Sales. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.	Short Sales. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Value Fund	Large Cap Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)
Senior Securities. The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.	Senior Securities. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.
Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.	Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).
Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations
Short Sales. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.	Short Sales. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Large Cap Fund.

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Core Fund, Growth Fund, Value Fund, and Large Cap Fund:

Management of the Funds

The principal business address of Strategic Advisers, each fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, Strategic Advisers has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2019, the Adviser had approximately $436.6 billion in discretionary assets under management, and approximately $3.2 trillion when combined with all of its affiliates’ assets under management.

Each fund employs a multi-manager and a fund of funds investment structure. Strategic Advisers may allocate each fund’s assets among any number of sub-advisers or underlying funds. Strategic Advisers may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation to, or terminating the sub-advisory contract with, a sub-adviser. The table below lists the sub-advisory agreements in effect for each fund.

Sub-Adviser*	Fund(s)	As of Date of Assets under Management	Assets Under Management
AllianceBernstein L.P.	Core Fund Large Cap Fund	May 31, 2020	$596 billion (discretionary)

Aristotle Capital Management, LLC	Core Fund Value Fund Large Cap Fund	May 31, 2020	$30.0 billion (discretionary)

Boston Partners Global Investors, Inc.	Core Fund Value Fund	May 31, 2020	$66.3 billion

Brandywine Global Investment Management, LLC	Core Fund Value Fund Large Cap Fund	May 31, 2020	$65.0 billion (discretionary)
ClariVest Asset Management LLC	Core Fund Growth Fund Large Cap Fund	May 31, 2020	$5.1 billion (discretionary)

ClearBridge Investments, LLC	Core Fund Growth Fund Large Cap Fund	March 31, 2020	$120.5 billion

FIAM LLC	Core Fund Growth Fund Value Fund Large Cap Fund	December 31, 2019	$102.9 billion (discretionary)

Geode Capital Management, LLC	Core Fund Growth Fund Value Fund Large Cap Fund	December 31, 2019	$554 billion (discretionary)

Invesco Advisers, Inc.	Core Fund Large Cap Fund	March 31, 2020	$1,053.4 billion (discretionary)

J.P. Morgan Investment Management Inc.	Core Fund Value Fund Large Cap Fund	March 31, 2020	$1.89 trillion

Loomis, Sayles & Company, L.P.	Core Fund Growth Fund Large Cap Fund	May 31, 2020	$301 billion

LSV Asset Management	Core Fund Value Fund Large Cap Fund	May 31, 2020	$90 billion (discretionary)

Massachusetts Financial Services Company	Core Fund Growth Fund	May 31, 2020	$494 billion

PineBridge Investments LLC	Core Fund Large Cap Fund	May 31, 2020	$103.37 billion

Principal Global Investors, LLC	Core Fund Growth Fund Large Cap Fund	March 31, 2020	$437.08 billion

T. Rowe Price Associates, Inc.	Core Fund Large Cap Fund	March 31, 2020	$1.01 trillion

*	Not all sub-advisers are allocated assets to manage under each sub-advisory agreement.

FIAM has retained FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited to serve as sub-subadviser for Large Cap Fund. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. As of December 31, 2019, FMR H.K. had approximately $16.5 billion in discretionary assets under management.

Strategic Advisers and each of the sub-advisers (with the exception of Boston Partners Global Investors, Inc. and Massachusetts Financial Services Company) are expected to continue serving as manager or sub-adviser of the combined fund after the Reorganizations.

John A. Stone is lead portfolio manager of each fund. Mr. Stone joined Fidelity Investments in 1993 as a customer service team leader and also worked as a financial analyst and investment strategist. In 2006, Mr. Stone left Fidelity Investments and joined Mercer Global Investments as a portfolio manager and Principal. Since returning to Fidelity Investments in 2008, Mr. Stone has worked as a portfolio manager. Mr. Stone is expected to continue to be responsible for portfolio management of the combined fund after each Reorganization.

Gopalakrishnan Anantanatarajan is co-manager of Value Fund and Large Cap Fund. Since joining Fidelity Investments in 2006, Mr. Anantanatarajan has worked as a senior research analyst, research analyst, research associate, a senior research associate, and portfolio manager. Mr. Anantanatarajan is expected to continue to be responsible for portfolio management of the combined fund after each Reorganization.

Niall Devitt is co-manager of Core Fund, Growth Fund, and Large Cap Fund. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt is expected to continue to be responsible for portfolio management of the combined fund after each Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contract” section of each fund’s Statement of Additional Information, which are incorporated herein by reference.

Each fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Under Core Fund’s all-inclusive management contract, Strategic Advisers is responsible for paying certain of the fund’s operating expenses such as, for example, typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor, and Interested Trustees, the fund’s proportionate share of insurance premiums and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Core Fund is responsible for paying fees and expenses of the Independent Trustees, interest on borrowings, taxes, shareholder charges (if any) associated with investing in the underlying funds, prime brokerage fees and expenses, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

In contrast, under Growth Fund’s, Value Fund’s, and Large Cap Fund’s management contract, Strategic Advisers is not required to pay such operating expenses.

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. Each fund’s management fee is calculated by adding the annual rate of 0.25% of the fund’s average daily net assets throughout the month plus the total fees payable monthly to the fund’s sub-advisers, if any, based upon each sub-adviser’s respective allocated portion of the fund’s assets. Because the fund’s management fee rate may fluctuate, the fund’s management fee may be higher or lower in the future. However, each fund’s maximum aggregate annual management fee, as a percentage of its average daily net assets, will not exceed the following rates:

Name of Fund	Maximum Management Fee Rate

Core Fund	1.00%

Growth Fund	0.95%

Value Fund	0.70%

Large Cap Fund	0.65%

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Core Fund, Growth Fund, and Value Fund is available in each fund’s semi-annual report for the fiscal period ended November 30, 2019 and in Core Fund’s and Growth Fund’s annual report for the fiscal period ended May 31, 2020.

The basis for the Board of Trustees approving the management contract, sub-advisory agreements, and sub-subadvisory agreements for Large Cap Fund will be included in the fund’s semi-annual report for the fiscal period ending November 30, 2020, when available.

If the Reorganizations are approved, the combined fund will retain Large Cap Fund’s management fee structure, requiring payment of a management fee and all fund operating expenses separately.

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contract” sections of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Expense Arrangements

Strategic Advisers has contractually agreed to waive a portion of Core Fund’s, Growth Fund’s, Value Fund’s, and Large Cap Fund’s management fee in an amount equal to 0.25% of the fund’s average daily net assets through September 30, 2023.

For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, which are incorporated herein by reference, and to “Annual Fund Operating Expenses” below.

If the proposed Reorganizations are not approved, the funds will maintain current expense structures.

Distribution of Fund Shares

The principal business address of FDC, each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island 02917.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund’s Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to Strategic Advisers under the fund’s management contract.

If the Reorganizations are approved, the Distribution and Service Plan for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganizations?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund Operating Expenses

The following tables show the fees and expenses of Core Fund, Growth Fund, and Value Fund for the 12 months ended May 31, 2020, adjusted to reflect current contractual arrangements for each fund, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganizations. The Large Cap Fund Pro Forma Combined fee table presented below is identical to the fee table included in the registration statement for the Large Cap Fund, as the fund will commence operations only if the Proposals are approved. Annual fund operating expenses are paid by each fund.

The combined pro forma expenses for Large Cap Fund shown below assume that all three Reorganizations occur.

Shareholder Fees (paid directly from your investment)

	Core Fund	Growth Fund	Value Fund	Large Cap Fund Pro Forma Combined(a)
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None	None

(a) The expenses for Large Cap Fund Pro Forma Combined are based on expenses calculated for and included in the registration statement for Large Cap Fund, which is expected to commence operations in November 2020.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Core Fund		Growth Fund		Value Fund		Large Cap Fund Pro Forma Combined
Management fee (fluctuates based on the fund’s allocation among underlying funds and sub-advisers)(b)	0.45	%(a)	0.36	%(a)	0.44	%(a)	0.42	%(d)(e)

Distribution and/or Service (12b-1) fees	None		None		None		None
Other expenses	0.00%		0.00%		0.00%		0.00	%(d)
Acquired fund fees and expenses	0.10%		0.32	%(a)	0.04	%(a)	0.08	%(d)

Total annual operating expenses(a)(c)	0.55%		0.68%		0.48%		0.50%
Fee waiver and/or expense reimbursement(b)	0.25%		0.25%		0.25%		0.25%

Total annual operating expenses after fee waiver and/or expense reimbursement(a)(c)	0.30%		0.43%		0.23%		0.25%

(a) Based on historical expenses, adjusted to reflect current fees.

(b) Strategic Advisers has contractually agreed that the funds’ maximum aggregate annual management fee will not exceed 1.00%, 0.95%, 0.70%, and 0.65% for Core Fund, Growth Fund, Value Fund, and Large Cap Fund, respectively, of their average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the funds’ management fee in an amount equal to 0.25% of each fund’s average daily net assets. This arrangement will remain in effect through September 30, 2023, and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

(c) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus, in part, because of acquired fund fees and expenses.

(d) Based on estimated amounts for the current fiscal year.

(e) The expenses for Large Cap Fund Pro Forma Combined are based on expenses calculated for and included in the registration statement for Large Cap Fund, which is expected to commence operations in November 2020.

Because substantially all shareholders of each Target Fund hold all three Target Funds, the combined weighted average expenses of Core Fund, Growth Fund and Value Fund provide an appropriate additional comparison of fees and expenses, reflecting the managed account client experience. As shown below, the Reorganization is expected to result in lower total operating expenses for shareholders who own all three Target Funds when comparing the combined weighted average expense of all three Target Funds to the total operating expenses of the combined Large Cap Fund.

	Combined Weighted Average Expense	Large Cap Fund Pro Forma Combined
Management fee (fluctuates based on the fund’s allocation among underlying funds and sub-advisers)(a)	0.43%	0.42	%(b)
Acquired fund fees and expenses	0.13%	0.08	%(b)

Total annual operating expenses(c)	0.56%	0.50%
Fee waiver and/or expense reimbursement(a)	0.25%	0.25%

Total annual operating expenses after fee waiver and/or expense reimbursement(c)	0.31%	0.25%

(a) Strategic Advisers has contractually agreed that the Large Cap Fund’s maximum aggregate annual management fee will not exceed 0.65% of the fund’s average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the Large Cap Fund’s management fee in an amount equal to 0.25% of the fund’s average daily net assets. This arrangement will remain in effect through September 30, 2023, and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

(b) Based on estimated amounts for the current fiscal year.

(c) Based on historical expenses, adjusted to reflect current fees.

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined Large Cap Fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganizations. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Core Fund	Growth Fund	Value Fund	Large Cap Fund Pro Forma Combined(a)(b)

1 year	$31	$44	$24	$26

3 years	$97	$138	$74	$80

5 years	$219	$291	$180	$191

10 years	$604	$762	$518	$542

(a) The expenses for Large Cap Fund Pro Forma Combined are based on expenses calculated for and included in the registration statement for Large Cap Fund, which is expected to commence operations in November 2020.

(b) The combined weighted average expenses of all three Target Funds are $32, $100, $224, and $616 for 1-, 3-, 5- and 10-years, respectively.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

The combined fund pro forma expenses shown above assume that all of the Reorganizations occur.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of the funds are the same. If all Reorganizations are approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

For information about the procedures for purchasing and redeeming the funds’ shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying and Selling Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. If all Reorganizations are approved, the exchange privilege offered by the combined fund will remain unchanged.

For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying and Selling Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ dividend and distribution policies differ?

No. The funds’ dividend and distribution policies are the same. If all Reorganizations are approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, Core Fund, Growth Fund, and Value Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.

Whether or not the Reorganizations are approved, each of Core Fund, Growth Fund, and Value Fund is required to recognize gain or loss on both October 31st in connection with the end of its calendar year and on the last day of its taxable year (currently May 31st) on any assets subject to “mark-to-market” tax accounting held by the fund. If the Reorganizations are approved, gains or losses on such assets held on the Closing Date by Core Fund, Growth Fund, and Value Fund may be required to be recognized on the Closing Date.

For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganizations?

For Core Fund, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization.

For Growth Fund and Value Fund, each respective fund will bear the cost of the Reorganization.

Any expenses associated with the Reorganization that are incurred after the completion of the merger transactions will be borne by the Large Cap Fund.

For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. Each fund’s share price changes daily based on the performance of the underlying funds and securities in which it invests and on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of underlying funds and securities in which each fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and each fund’s level of investment in the securities of that underlying fund or issuer. If the Adviser’s or a sub-adviser’s allocation strategies do not work as intended, a fund may not achieve its objective. A portfolio manager’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and substantially similar strategies as described above, the funds are subject to substantially similar investment risks. Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in all of the funds?

Each fund is subject to the following principal risks:

Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund’s sub-advisers might adversely affect the fund’s performance or lead to disadvantageous tax consequences.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund’s manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.

Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.

What additional risks are associated with an investment in Growth Fund?

Growth Fund is subject to the following principal risks:

“Growth” Investing. “Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

What additional risks are associated with an investment in Value Fund?

Value Fund is subject to the following principal risks:

“Value” Investing. “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

What additional risks are associated with an investment in Large Cap Fund?

Large Cap Fund is subject to the following principal risks, which are not principal risks generally associated with an investment in Core Fund, Growth Fund, and Value Fund, as applicable:

“Growth” Investing. “Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

“Value” Investing. “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in Core Fund’s, Growth Fund’s, and Value Fund’s performance of each fund’s shares from year to year and compares Core Fund’s, Growth Fund’s, and Value Fund’s performance of each fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Performance information for Large Cap Fund is not included because Large Cap Fund is a newly created fund that does not have any historical performance. If the proposed Reorganizations are approved, Large Cap Fund will assume the performance record of Core Fund.

Year-by-Year Returns

Core Fund

Growth Fund

Value Fund

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Core Fund

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years

Strategic Advisers® Core Fund

Return Before Taxes	31.68%	11.01%	12.66%

Return After Taxes on Distributions	29.74%	9.30%	11.20%

Return After Taxes on Distributions and Sale of Fund Shares	19.89%	8.35%	10.13%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Growth Fund

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Life of fund(a)

Strategic Advisers® Growth Fund

Return Before Taxes	33.53%	12.66%	14.39%

Return After Taxes on Distributions	30.06%	10.08%	12.51%

Return After Taxes on Distributions and Sale of Fund Shares	22.12%	9.63%	11.62%

Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	36.39%	14.63%	16.08%

(a)	From June 2, 2010

Value Fund

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years

Strategic Advisers® Value Fund

Return Before Taxes	26.49%	8.79%	11.49%

Return After Taxes on Distributions	23.77%	6.87%	9.94%

Return After Taxes on Distributions and Sale of Fund Shares	17.43%	6.64%	9.23%

Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	26.54%	8.29%	11.80%

THE PROPOSED TRANSACTIONS

PROPOSAL 1

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN STRATEGIC ADVISERS® CORE FUND AND STRATEGIC ADVISERS® LARGE CAP FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Large Cap Fund acquiring as of the Closing Date all of the assets of Core Fund in exchange solely for shares of Large Cap Fund and the assumption by Large Cap Fund of Core Fund’s liabilities; and (b) the distribution of shares of Large Cap Fund to the shareholders of Core Fund as provided for in the Agreement.

The value of Core Fund’s assets to be acquired by Large Cap Fund and the amount of its liabilities to be assumed by Large Cap Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Large Cap Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Large Cap Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Large Cap Fund will deliver to Core Fund, and Core Fund will distribute to its shareholders of record, shares of Large Cap Fund so that each Core Fund shareholder will receive the number of full and fractional shares of Large Cap Fund equal in value to the aggregate net asset value of shares of Core Fund held by such shareholder on the Closing Date; Core Fund will be liquidated as soon as practicable thereafter. Each Core Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Large Cap Fund due that shareholder. The net asset value per share of Large Cap Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Large Cap Fund in a name other than that of the registered holder of the shares on the books of Core Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Core Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Core Fund is liquidated.

Core Fund, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.

All of the current investments of Core Fund are permissible investments for Large Cap Fund. Nevertheless, if shareholders approve the Reorganizations, Strategic Advisers may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Core Fund and Large Cap Fund due to the Reorganization that occur prior to the Closing Date will be borne by Core Fund and Large Cap Fund, respectively. Any transaction costs associated with portfolio adjustments to Core Fund and Large Cap Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Large Cap Fund that occur after the Closing Date will be borne by Large Cap Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Core Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1) the potential benefit of the Reorganization to shareholders of the funds;

(2) the compatibility of the investment objectives, strategies, and policies of the funds;

(3) the historical performance of the funds;

(4) the fees and expenses and the relative expense ratios of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund’s Board at a meeting of the Board held on June 3, 2020. In proposing the Reorganization, Strategic Advisers advised the Board that it permits Core Fund shareholders to receive exposure to large cap equity securities in a single fund with the same investment objective, providing opportunities for improved investment outcomes from reducing redundant risk mitigation strategies and reducing the need to trade across funds and potentially realize gains for customers in taxable accounts. The Board also considered any potential benefits to Fidelity as a result of the merger, such as reducing the number of funds managed and any cost benefits as a result of discontinuing Core Fund’s all-inclusive management fee. Large Cap Fund is expected to have a total expense ratio that is 5 bp lower than Core Fund. In addition, because substantially all shareholders who own one Target Fund also own shares of all three Target Funds, the Board also considered that substantially all shareholders are expected to benefit from a projected decrease of 6 bp in total expenses when comparing the projected total annual operating expenses of Large Cap Fund to the weighted average expense ratio of all three Target Funds. Each merger will qualify as a tax-free exchange for federal income tax purposes.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Large Cap Fund is a series of Fidelity Rutland Square Trust II (the trust). The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Large Cap Fund represents an equal proportionate interest with each other share of the fund, and each such share of Large Cap Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Large Cap Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Large Cap Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Large Cap Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the “Additional Information about the Purchase and Sale of Shares” section, of Large Cap Fund’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Core Fund’s assets for Large Cap Fund’s shares and the assumption of the liabilities of Core Fund by Large Cap Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Core Fund and Large Cap Fund, substantially to the effect that:

(i) The acquisition by Large Cap Fund of substantially all of the assets of Core Fund in exchange solely for Large Cap Fund shares and the assumption by Large Cap Fund of all liabilities of Core Fund followed by the distribution of Large Cap Fund shares to the Core Fund shareholders in exchange for their Core Fund shares in complete liquidation and termination of Core Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Core Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Large Cap Fund in exchange solely for Large Cap Fund shares and the assumption by Large Cap Fund of all liabilities of Core Fund, except that Core Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Core Fund will recognize no gain or loss upon the distribution to its shareholders of the Large Cap Fund shares received by Core Fund in the Reorganization;

(iv) Large Cap Fund will recognize no gain or loss upon the receipt of the assets of Core Fund in exchange solely for Large Cap Fund shares and the assumption of all liabilities of Core Fund;

(v) The adjusted basis to Large Cap Fund of the assets of Core Fund received by Large Cap Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Core Fund immediately before the exchange;

(vi) Large Cap Fund’s holding periods with respect to the assets of Core Fund that Large Cap Fund acquires in the Reorganization will include the respective periods for which those assets were held by Core Fund (except where investment activities of Large Cap Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Core Fund shareholders will recognize no gain or loss upon receiving Large Cap Fund shares in exchange solely for Core Fund shares;

(viii) The aggregate basis of the Large Cap Fund shares received by a Core Fund shareholder in the Reorganization will be the same as the aggregate basis of the Core Fund shares surrendered by the Core Fund shareholder in exchange therefor; and

(ix) A Core Fund shareholder’s holding period for the Large Cap Fund shares received by the shareholder in the Reorganization will include the holding period during which the Core Fund shareholder held Core Fund shares surrendered in exchange therefor, provided that the Core Fund shareholder held such shares as a capital asset on the date of the Reorganization.

The table below shows each Target Fund’s approximate net assets, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of May 31, 2020. Each Target Fund’s unrealized gains/losses will generally carryover to Large Cap Fund in the Reorganization and, based on the data shown below, Large Cap Fund could end up with larger net unrealized gains (as a percentage of assets) than Core Fund currently has. As a result, Core Fund shareholders could end up receiving larger capital gain distributions following the merger than they would if Core Fund continued as a standalone fund. This tax consideration should not have a significant impact on Core Fund shareholders in tax-advantaged accounts or on Core Fund shareholders who already hold all three funds (and substantially all managed account clients who own shares of one of the Target Funds own shares of all three Target Funds).

Tax Position as of May 31, 2020 ($M)

Fund Name	Fiscal Year End	Net Assets	Capital Loss Carryforwards	Net Realized Gains/ (Losses)		Net Unrealized Gains/ (Losses)
Core Fund	May 31	$27,026.1	$0	$0	(a)	$7,487.3	(b)
Growth Fund	May 31	$8,905.5	$0	$0	(a)	$4,138.7
Value Fund	May 31	$8,666.2	$0	$0	(a)	$1,392.4

(a)	Each Target Fund had net realized gains as of May 31, 2020 but those gains will be distributed prior to the Reorganization and thus are shown as $0 in the above table.
(b)	Includes $77.6 million of capital losses recognized during the period November 1, 2019 to May 31, 2020 that the fund intends to elect to defer to the subsequent fiscal year.

Shareholders of Core Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Core Fund and Large Cap Fund are diversified series of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware business trust on March 8, 2006. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Delaware business trust, governed by the same Trust Instrument, the rights of the security holders of Core Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Large Cap Fund Following the Reorganization

Strategic Advisers does not expect Large Cap Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Large Cap Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Large Cap Fund in their current capacities. John A. Stone (lead portfolio manager) and Niall Devitt (co-manager), who are currently the portfolio managers of Large Cap Fund and Core Fund, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Core Fund and Large Cap Fund as of July 31, 2020, and on a pro forma combined basis (unaudited) as of that date giving effect to all of the Reorganizations. As of July 31, 2020, the net assets of Core Fund was $30,138,684,907, or 62.8% of Large Cap Fund.

	Net Assets	Net Asset Value Per Share		Shares Outstanding
Core Fund[c]	$30,138,684,907	$19.75		1,525,748,068
Large Cap Fund[d]	N/A	N/A		N/A
Large Cap Fund Pro Forma Combined Fund	$47,959,419,728	$10.00	[b]	4,795,941,973	[a]

[a]

To comply with Rule 3-18 of Regulation S-X, the pro-forma financial statements will be based on the most recent audited annual report of the Acquiring Fund. If these are more than 245 days old as of the effective date of the N-14 filing, interim financial statements covering a 12 month period will be used. In addition, per Regulation S-X Section 210.11 - 02 (a)(7) shares have been adjusted to reflect what will be issued post-merger.

[b]	Large Cap Fund expected to launch at $10.00 net asset value per share.
[c]

Core Fund’s estimated one time proxy costs related to the proposals in this proxy statement is $77,376. Strategic Advisers will bear the fund’s one time proxy cost pursuant to its all-inclusive management contract.

[d]	Large Cap Fund is expected to commence operations in November 2020.

The combined fund pro forma capitalization shown above assumes that all of the Reorganizations occur.

The table above assumes that the Reorganizations described in Proposals 1 through 3 occurred on July 31, 2020. The table is for information purposes only. No assurance can be given as to how many Large Cap Fund shares will be received by shareholders of Core Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Large Cap Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on June 3, 2020. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Core Fund and Large Cap Fund and that the interests of existing shareholders of Core Fund and Large Cap Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Core Fund will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust II may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Core Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTIONS

PROPOSAL 2

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN STRATEGIC ADVISERS® GROWTH FUND AND STRATEGIC ADVISERS® LARGE CAP FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Large Cap Fund acquiring as of the Closing Date all of the assets of Growth Fund in exchange solely for shares of Large Cap Fund and the assumption by Large Cap Fund of Growth Fund’s liabilities; and (b) the distribution of shares of Large Cap Fund to the shareholders of Growth Fund as provided for in the Agreement.

The value of Growth Fund’s assets to be acquired by Large Cap Fund and the amount of its liabilities to be assumed by Large Cap Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Large Cap Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Large Cap Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Large Cap Fund will deliver to Growth Fund, and Growth Fund will distribute to its shareholders of record, shares of Large Cap Fund so that each Growth Fund shareholder will receive the number of full and fractional shares of Large Cap Fund equal in value to the aggregate net asset value of shares of Growth Fund held by such shareholder on the Closing Date; Growth Fund will be liquidated as soon as practicable thereafter. Each Growth Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Large Cap Fund due that shareholder. The net asset value per share of Large Cap Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Large Cap Fund in a name other than that of the registered holder of the shares on the books of Growth Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Growth Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Growth Fund is liquidated.

Growth Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.

All of the current investments of Growth Fund are permissible investments for Large Cap Fund. Nevertheless, if shareholders approve the Reorganizations, Strategic Advisers may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Growth Fund and Large Cap Fund due to the Reorganization that occur prior to the Closing Date will be borne by Growth Fund and Large Cap Fund, respectively. Any transaction costs associated with portfolio adjustments to Growth Fund and Large Cap Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Large Cap Fund that occur after the Closing Date will be borne by Large Cap Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Growth Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1) the potential benefit of the Reorganization to shareholders of the funds;

(2) the compatibility of the investment objectives, strategies, and policies of the funds;

(3) the historical performance of the funds;

(4) the fees and expenses and the relative expense ratios of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund’s Board at a meeting of the Board held on June 3, 2020. In proposing the Reorganization, Strategic Advisers advised the Board that it permits Growth Fund shareholders to receive exposure to large cap equity securities in a single fund with the same investment objective, providing opportunities for improved investment outcomes from reducing redundant risk mitigation strategies and reducing the need to trade across funds and potentially realize gains for customers in taxable accounts. The Board also considered any potential benefits to Fidelity as a result of the merger, such as reducing the number of funds managed. Large Cap Fund is expected to have a total expense ratio that is 18 bp lower than Growth Fund. In addition, because substantially all shareholders who own one Target Fund also own shares of all three Target Funds, the Board also considered that substantially all shareholders are expected to benefit from a projected decrease of 6 bp in total expenses when comparing the projected total annual operating expenses of Large Cap Fund to the weighted average expense ratio of all three Target Funds. Each merger will qualify as a tax-free exchange for federal income tax purposes.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Large Cap Fund is a series of Fidelity Rutland Square Trust II (the trust). The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Large Cap Fund represents an equal proportionate interest with each other share of the fund, and each such share of Large Cap Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Large Cap Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Large Cap Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Large Cap Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the “Additional Information about the Purchase and Sale of Shares” section, of Large Cap Fund’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Growth Fund’s assets for Large Cap Fund’s shares and the assumption of the liabilities of Growth Fund by Large Cap Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Growth Fund and Large Cap Fund, substantially to the effect that:

(i) The acquisition by Large Cap Fund of substantially all of the assets of Growth Fund in exchange solely for Large Cap Fund shares and the assumption by Large Cap Fund of all liabilities of Growth Fund followed by the distribution of Large Cap Fund shares to the Growth Fund shareholders in exchange for their Growth Fund shares in complete liquidation and termination of Growth Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Growth Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Large Cap Fund in exchange solely for Large Cap Fund shares and the assumption by Large Cap Fund of all liabilities of Growth Fund, except that Growth Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Growth Fund will recognize no gain or loss upon the distribution to its shareholders of the Large Cap Fund shares received by Growth Fund in the Reorganization;

(iv) Large Cap Fund will recognize no gain or loss upon the receipt of the assets of Growth Fund in exchange solely for Large Cap Fund shares and the assumption of all liabilities of Growth Fund;

(v) The adjusted basis to Large Cap Fund of the assets of Growth Fund received by Large Cap Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Growth Fund immediately before the exchange;

(vi) Large Cap Fund’s holding periods with respect to the assets of Growth Fund that Large Cap Fund acquires in the Reorganization will include the respective periods for which those assets were held by Growth Fund (except where investment activities of Large Cap Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Growth Fund shareholders will recognize no gain or loss upon receiving Large Cap Fund shares in exchange solely for Growth Fund shares;

(viii) The aggregate basis of the Large Cap Fund shares received by a Growth Fund shareholder in the Reorganization will be the same as the aggregate basis of the Growth Fund shares surrendered by the Growth Fund shareholder in exchange therefor; and

(ix) A Growth Fund shareholder’s holding period for the Large Cap Fund shares received by the shareholder in the Reorganization will include the holding period during which the Growth Fund shareholder held Growth Fund shares surrendered in exchange therefor, provided that the Growth Fund shareholder held such shares as a capital asset on the date of the Reorganization.

The table below shows each Target Fund’s approximate net assets, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of May 31, 2020. Each Target Fund’s unrealized gains/losses will generally carryover to Large Cap Fund in the Reorganization and, based on the data shown below, Large Cap Fund could end up with smaller net unrealized gains (as a percentage of assets) than Growth Fund currently has. As a result, Growth Fund shareholders could end up receiving smaller capital gain distributions following the merger than they would if Growth Fund continued as a standalone fund. This tax consideration should not have a significant impact on Growth Fund shareholders in tax-advantaged accounts or on Growth Fund shareholders who already hold all three funds (and substantially all managed account clients who own shares of one of the Target Funds own shares of all three Target Funds).

Tax Position as of May 31, 2020 ($M)

Fund Name	Fiscal Year End	Net Assets	Capital Loss Carryforwards	Net Realized Gains/ (Losses)		Net Unrealized Gains/ (Losses)
Core Fund	May 31	$27,026.1	$0	$0	(a)	$7,487.3
Growth Fund	May 31	$8,905.5	$0	$0	(a)	$4,138.7
Value Fund	May 31	$8,666.2	$0	$0	(a)	$1,392.4

(a)	Each Target Fund had net realized gains as of May 31, 2020 but those gains will be distributed prior to the Reorganization and thus are shown as $0 in the above table.

Shareholders of Growth Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Growth Fund and Large Cap Fund are diversified series of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware business trust on March 8, 2006. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Delaware business trust, governed by the same Trust Instrument, the rights of the security holders of Growth Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Large Cap Fund Following the Reorganization

Strategic Advisers does not expect Large Cap Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Large Cap Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Large Cap Fund in their current capacities. John A. Stone (lead portfolio manager) and Niall Devitt (co-manager), who are currently the portfolio managers of Large Cap Fund and Growth Fund, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Growth Fund and Large Cap Fund as of July 31, 2020, and on a pro forma combined basis (unaudited) as of that date giving effect to all of the Reorganizations. As of July 31, 2020, the net assets of Growth Fund was $9,431,250,498, or 19.7% of Large Cap Fund.

	Net Assets	Net Asset Value Per Share		Shares Outstanding
Growth Fund[c]	$9,431,250,498	$22.00		428,741,741
Large Cap Fund[d]	N/A	N/A		N/A
Large Cap Fund Pro Forma Combined Fund	$47,959,419,728	$10.00	[b]	4,795,941,973	[a]

[a]

To comply with Rule 3-18 of Regulation S-X, the pro-forma financial statements will be based on the most recent audited annual report of the Acquiring Fund. If these are more than 245 days old as of the effective date of the N-14 filing, interim financial statements covering a 12 month period will be used. In addition, per Regulation S-X Section 210.11 - 02 (a)(7) shares have been adjusted to reflect what will be issued post-merger.

[b]	Large Cap Fund expected to launch at $10.00 net asset value per share.

[c]	Growth Fund’s estimated one time proxy costs related to the proposals in this proxy statement is $77,349.

[d]	Large Cap Fund is expected to commence operations in November 2020.

The combined fund pro forma capitalization shown above assumes that all of the Reorganizations occur.

The table above assumes that the Reorganizations described in Proposals 1 through 3 occurred on July 31, 2020. The table is for information purposes only. No assurance can be given as to how many Large Cap Fund shares will be received by shareholders of Growth Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Large Cap Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on June 3, 2020. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Growth Fund and Large Cap Fund and that the interests of existing shareholders of Growth Fund and Large Cap Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Growth Fund will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust II may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Growth Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTIONS

PROPOSAL 3

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN STRATEGIC ADVISERS® VALUE FUND AND STRATEGIC ADVISERS® LARGE CAP FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 3; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Large Cap Fund acquiring as of the Closing Date all of the assets of Value Fund in exchange solely for shares of Large Cap Fund and the assumption by Large Cap Fund of Value Fund’s liabilities; and (b) the distribution of shares of Large Cap Fund to the shareholders of Value Fund as provided for in the Agreement.

The value of Value Fund’s assets to be acquired by Large Cap Fund and the amount of its liabilities to be assumed by Large Cap Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Large Cap Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Large Cap Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Large Cap Fund will deliver to Value Fund, and Value Fund will distribute to its shareholders of record, shares of Large Cap Fund so that each Value Fund shareholder will receive the number of full and fractional shares of Large Cap Fund equal in value to the aggregate net asset value of shares of Value Fund held by such shareholder on the Closing Date; Value Fund will be liquidated as soon as practicable thereafter. Each Value Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Large Cap Fund due that shareholder. The net asset value per share of Large Cap Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Large Cap Fund in a name other than that of the registered holder of the shares on the books of Value Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Value Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Value Fund is liquidated.

Value Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.

All of the current investments of Value Fund are permissible investments for Large Cap Fund. Nevertheless, if shareholders approve the Reorganizations, Strategic Advisers may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Value Fund and Large Cap Fund due to the Reorganization that occur prior to the Closing Date will be borne by Value Fund and Large Cap Fund, respectively. Any transaction costs associated with portfolio adjustments to Value Fund and Large Cap Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Large Cap Fund that occur after the Closing Date will be borne by Large Cap Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Value Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1) the potential benefit of the Reorganization to shareholders of the funds;

(2) the compatibility of the investment objectives, strategies, and policies of the funds;

(3) the historical performance of the funds;

(4) the fees and expenses and the relative expense ratios of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund’s Board at a meeting of the Board held on June 3, 2020. In proposing the Reorganization, Strategic Advisers advised the Board that it permits Value Fund shareholders to receive exposure to large cap equity securities in a single fund with the same investment objective, providing opportunities for improved investment outcomes from reducing redundant risk mitigation strategies and reducing the need to trade across funds and potentially realize gains for customers in taxable accounts. The Board also considered any potential benefits to Fidelity as a result of the merger, such as reducing the number of funds managed. Large Cap Fund is expected to have a total expense ratio that is 2 bp higher than Value Fund. In addition, because substantially all shareholders who own one Target Fund also own shares of all three Target Funds, the Board also considered that substantially all shareholders are expected to benefit from a projected decrease of 6 bp in total expenses when comparing the projected total annual operating expenses of Large Cap Fund to the weighted average expense ratio of all three Target Funds. Each merger will qualify as a tax-free exchange for federal income tax purposes.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Large Cap Fund is a series of Fidelity Rutland Square Trust II (the trust). The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Large Cap Fund represents an equal proportionate interest with each other share of the fund, and each such share of Large Cap Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Large Cap Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Large Cap Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Large Cap Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the “Additional Information about the Purchase and Sale of Shares” section, of Large Cap Fund’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Value Fund’s assets for Large Cap Fund’s shares and the assumption of the liabilities of Value Fund by Large Cap Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Value Fund and Large Cap Fund, substantially to the effect that:

(i) The acquisition by Large Cap Fund of substantially all of the assets of Value Fund in exchange solely for Large Cap Fund shares and the assumption by Large Cap Fund of all liabilities of Value Fund followed by the distribution of Large Cap Fund shares to the Value Fund shareholders in exchange for their Value Fund shares in complete liquidation and termination of Value Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Value Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Large Cap Fund in exchange solely for Large Cap Fund shares and the assumption by Large Cap Fund of all liabilities of Value Fund, except that Value Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Value Fund will recognize no gain or loss upon the distribution to its shareholders of the Large Cap Fund shares received by Value Fund in the Reorganization;

(iv) Large Cap Fund will recognize no gain or loss upon the receipt of the assets of Value Fund in exchange solely for Large Cap Fund shares and the assumption of all liabilities of Value Fund;

(v) The adjusted basis to Large Cap Fund of the assets of Value Fund received by Large Cap Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Value Fund immediately before the exchange;

(vi) Large Cap Fund’s holding periods with respect to the assets of Value Fund that Large Cap Fund acquires in the Reorganization will include the respective periods for which those assets were held by Value Fund (except where investment activities of Large Cap Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Value Fund shareholders will recognize no gain or loss upon receiving Large Cap Fund shares in exchange solely for Value Fund shares;

(viii) The aggregate basis of the Large Cap Fund shares received by a Value Fund shareholder in the Reorganization will be the same as the aggregate basis of the Value Fund shares surrendered by the Value Fund shareholder in exchange therefor; and

(ix) A Value Fund shareholder’s holding period for the Large Cap Fund shares received by the shareholder in the Reorganization will include the holding period during which the Value Fund shareholder held Value Fund shares surrendered in exchange therefor, provided that the Value Fund shareholder held such shares as a capital asset on the date of the Reorganization.

The table below shows each Target Fund’s approximate net assets, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of May 31, 2020. Each Target Fund’s unrealized gains/losses will generally carryover to Large Cap Fund in the Reorganization and, based on the data shown below, Large Cap Fund could end up with larger net unrealized gains (as a percentage of assets) than Value Fund currently has. As a result, Value Fund shareholders could end up receiving larger capital gain distributions following the merger than they would if Value Fund continued as a standalone fund. This tax consideration should not have a significant impact on Value Fund shareholders in tax-advantaged accounts or on Value Fund shareholders who already hold all three funds (and substantially all managed account clients who own shares of one of the Target Funds own shares of all three Target Funds).

Tax Position as of May 31, 2020 ($M)

Fund Name	Fiscal Year End	Net Assets	Capital Loss Carryforwards	Net Realized Gains/ (Losses)		Net Unrealized Gains/ (Losses)

Core Fund	May 31	$27,026.1	$0	$0	(a)	$7,487.3

Growth Fund	May 31	$8,905.5	$0	$0	(a)	$4,138.7

Value Fund	May 31	$8,666.2	$0	$0	(a)	$1,392.4

(a)	Each Target Fund had net realized gains as of May 31, 2020 but those gains will be distributed prior to the Reorganization and thus are shown as $0 in the above table.

Shareholders of Value Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Value Fund and Large Cap Fund are diversified series of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware business trust on March 8, 2006. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Delaware business trust, governed by the same Trust Instrument, the rights of the security holders of Value Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Large Cap Fund Following the Reorganization

Strategic Advisers does not expect Large Cap Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Large Cap Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Large Cap Fund in their current capacities. John A. Stone (lead portfolio manager) and Gopalakrishnan Anantanatarajan (co-manager), who are currently the portfolio managers of Large Cap Fund and Value Fund, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Value Fund and Large Cap Fund as of July 31, 2020, and on a pro forma combined basis (unaudited) as of that date giving effect to all of the Reorganizations. As of July 31, 2020, the net assets of Value Fund was $8,389,484,323, or 17.5% of Large Cap Fund.

	Net Assets	Net Asset Value Per Share		Shares Outstanding
Value Fund[c]	$8,389,484,323	$16.77		500,157,516
Large Cap Fund[d]	N/A	N/A		N/A
Large Cap Fund Pro Forma Combined Fund	$47,959,419,728	$10.00	[b]	4,795,941,973	[a]

[a]

To comply with Rule 3-18 of Regulation S-X, the pro-forma financial statements will be based on the most recent audited annual report of the Acquiring Fund. If these are more than 245 days old as of the effective date of the N-14 filing, interim financial statements covering a 12 month period will be used. In addition, per Regulation S-X Section 210.11 - 02 (a)(7) shares have been adjusted to reflect what will be issued post-merger.

[b]	Large Cap Fund expected to launch at $10.00 net asset value per share.

[c]	Value Fund’s estimated one time proxy costs related to the proposals in this proxy statement is $77,275.

[d]	Large Cap Fund is expected to commence operations in November 2020.

The combined fund pro forma capitalization shown above assumes that all of the Reorganizations occur.

The table above assumes that the Reorganizations described in Proposals 1 through 3 occurred on July 31, 2020. The table is for information purposes only. No assurance can be given as to how many Large Cap Fund shares will be received by shareholders of Value Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Large Cap Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on June 3, 2020. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Value Fund and Large Cap Fund and that the interests of existing shareholders of Value Fund and Large Cap Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Value Fund will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust II may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Value Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Core Fund’s, Growth Fund’s, and Value Fund’s financial highlights for the fiscal year ended May 31, 2020, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in each fund’s prospectus. Large Cap Fund is a newly created fund and does not have any historical financial highlights.

The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at each Meeting. The purpose of each Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about September 8, 2020. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, Broadridge Financial Solutions, Inc. (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of Core Fund, Growth Fund, and Value Fund. Core Fund, Growth Fund, and Value Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of Core Fund, Growth Fund, and Value Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for Broadridge to call and solicit votes	Estimated aggregate cost for Broadridge to receive votes over the phone

Core Fund	$2,500	$750

Growth Fund	$2,500	$750

Value Fund	$2,500	$750

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For Growth Fund and Value Fund, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the funds.

Each of Growth Fund and Value Fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated between the funds based on the number of shareholder accounts in each fund.

For Core Fund, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be borne by Strategic Advisers under the fund’s management contract, which obligates Strategic Advisers to pay certain fund level expenses. Strategic Advisers will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated between the funds based on the number of shareholder accounts in each fund.

For a free copy of each fund’s annual reports for the fiscal year ended May 31, 2020 call 1-800-544-3455, log-on to www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on September 8, 2020 will be entitled to vote at the Meeting of the fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending a fund’s Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of each fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. If a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment.

Certain shares are registered to Strategic Advisers or a Strategic Advisers affiliate. To the extent that Strategic Advisers or a Strategic Advisers affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Certain shareholders of FWS have elected Strategic Advisers as agent to receive proxy voting materials for non-Fidelity and Fidelity® Funds held in their FWS accounts. For Fidelity® Funds, such shareholders have instructed Strategic Advisers to vote proxies of a Fidelity® Fund in the same proportion as the vote of all other holders of such Fidelity® Fund.

Certain funds and accounts that are managed by Strategic Advisers or its affiliates (including funds of funds) invest in other funds and may at times have substantial investments in one or more funds. Although these funds generally intend to vote their shares of underlying funds using echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund), they reserve the right, on a case-by-case basis, to vote in another manner, which may include voting all shares as recommended by the Board.

We intend to hold the Meeting in person as set forth in this Proxy Statement. However, we are actively monitoring the coronavirus (COVID-19); we are sensitive to the public health and travel concerns our shareholders may have and the protocols that federal, state, and local governments may impose. As a result, the date, time, location or means of conducting the Meeting may change. In the event of such a change, the funds will post an announcement online at www.proxyvote.com/proxy and file the announcement on the SEC EDGAR system, among other steps, but may not deliver additional soliciting materials to shareholders or otherwise amend the funds’ proxy materials. Although no decision has been made, the funds may consider imposing additional procedures or limitations on Meeting attendees or conducting the Meeting as a “virtual” shareholder meeting through the internet or other electronic means in lieu of an in-person meeting, subject to any restrictions imposed by applicable law. Please monitor the website at www.proxyvote.com/proxy for updated information. If you are planning to attend the Meeting, please check the website one week prior to the Meeting date. As always, we encourage you to vote your shares prior to the Meeting.

Share Ownership

As of June 30, 2020, shares of Core Fund, Growth Fund, and Value Fund issued and outstanding were as follows:

Number of Shares
Core Fund	1,534,656,790
Growth Fund	440,408,234
Value Fund	520,950,901

Large Cap Fund is a newly created fund and will not issue shares until after the Closing Date of the Reorganizations.

As of June 30, 2020, the Trustees, Members of the Advisory Board (if any), and officers of Core Fund, Growth Fund, and Value Fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to the fund.

To the knowledge of the trust, no shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date.

Required Vote

Approval of each Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the specific fund involved in that Reorganization. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST a proposal.

Other Business

The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting However, if any other matters properly come before each Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Large Cap Fund shares have been passed upon by Dechert LLP, counsel to the trust.

Experts

The audited financial statements of Core Fund, Growth Fund, and Value Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the funds’ Annual Reports to Shareholders for the fiscal year ended May 31, 2020. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Rutland Square Trust II, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Exhibit 1

Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of September 8, 2020, by and between Fidelity Rutland Square Trust II, a Delaware statutory trust, on behalf of each “Acquired Fund” listed on Schedule A and Strategic Advisers Large Cap Fund (the “Acquiring Fund”), each a series of Fidelity Rutland Square Trust II. Fidelity Rutland Square Trust II may be referred to herein as the “Trust.” The Trust is a duly organized statutory trust under the laws of the State of Delaware with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Funds may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For each Acquired Fund the reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF EACH ACQUIRED FUND. Each Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated July 30, 2020, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Trust Instrument or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at May 31, 2020, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of May 31, 2020 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since May 31, 2020;

(h) The registration statement (“Registration Statement”) filed with the Securities and Exchange Commission (“Commission”) by the Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (“Proxy Statement”), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the “Prospectus”), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Delaware law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with each Acquired Fund that:

(a) The Acquiring Fund is a series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated July 29, 2020, as supplemented, previously furnished to each Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to each Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to each Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Trust Instrument or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) [Reserved];

(g) [Reserved];

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) [Reserved];

(j) The Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its current taxable year ending on May 31, 2021;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to each Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of each Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of each respective Acquired Fund and to the other terms and conditions contained herein, each Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of each respective Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the liabilities existing on or after the Closing Date for each respective Acquired Fund, whether or not determinable on the Closing Date, and (ii) to issue and deliver to each Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of each respective Acquired Fund transferred hereunder, less the value of the liabilities of each Acquired Fund, determined as provided for under Section 4.

(b) The assets of each Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. Each Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of each Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, each Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, each Acquired Fund will constructively distribute pro rata to its respective shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Trust Instrument. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of each respective Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on each Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of an Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on each Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Time”).

(b) As of the Closing Date, the Acquiring Fund will deliver to each Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of each respective Acquired Fund transferred hereunder less the liabilities of each respective Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to each Acquired Fund, the value of the assets of each Acquired Fund transferred hereunder, and the value of the liabilities of each Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of each Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and each Acquiring Fund.

5. FEES; EXPENSES.

(a) Pursuant to the Strategic Advisers Core Fund’s (“Core Acquired Fund’”) all-inclusive management contract with the Core Acquired Fund’s investment adviser (the “Adviser”), the Adviser will pay all Core Acquired Fund fees and expenses, including legal, accounting, printing, filing, and proxy solicitation expenses, portfolio transfer taxes (if any), or other similar expenses incurred in connection with the transactions contemplated by this Agreement (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(b) The Strategic Advisers Growth Fund (“Growth Acquired Fund”) shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement incurred by the Growth Acquired Fund.

(c) The Strategic Advisers Value Fund (“Value Acquired Fund”) shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement incurred by the Value Acquired Fund.

(d) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.

(e) The Acquiring Fund and each Acquired Fund represent that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the “Closing”), unless otherwise provided herein, shall occur at the principal office of the Trust, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on November 13, 2020, or at some other time, date, and place agreed to by each Acquired Fund and the Acquiring Fund (the “Closing Date”).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of an Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF EACH ACQUIRED FUND.

(a) Each Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) Each Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, each Acquired Fund shall be terminated as a series of the Trust pursuant to its Trust Instrument, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date each Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of each Acquired Fund made in this Agreement are true and correct in all material respects and that each Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of each respective Acquired Fund;

(c) That, on or prior to the Closing Date, each Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of each respective Acquired Fund substantially all of the respective Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquiring Fund at the Closing shall have access to a statement of each Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;

(e) That each Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) each Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquiring Fund at the Closing shall have access to the number of shares of each Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by each Acquired Fund’s transfer agent;

(g) That each Acquired Fund calls a meeting of its respective shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of each respective Acquired Fund;

(h) That there has been no material adverse change in each Acquired Fund’s financial position since May 31, 2020, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of each respective Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of each Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, each Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of such Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF EACH ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to each Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That each Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND EACH ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of each respective Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or each Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or each Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and each Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and each Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND EACH ACQUIRED FUND.

(a) The Acquiring Fund and each Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) Each Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) Each Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of each Acquired Fund’s shares; and

(d) Each Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Trust Instrument in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and each Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or each Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of each Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the State of Delaware.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or each Acquired Fund ; provided, however, that following the shareholders’ meeting called by each Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to each Acquired Fund respective shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund’s Trust Instrument is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

Attachment 1

The following table shows the capitalization of Core Fund, Growth Fund, Value Fund, and Large Cap Fund as of July 31, 2020, and on a pro forma combined basis (unaudited) as of that date giving effect to all of the Reorganizations if all are approved.

	Net Assets	Net Asset Value Per Share		Shares Outstanding
Core Fund[c]	$30,138,684,907	$19.75		1,525,748,068
Growth Fund[d]	$9,431,250,498	$22.00		428,741,741
Value Fund[e]	$8,389,484,323	$16.77		500,157,516
Large Cap Fund[f]	N/A	N/A		N/A
Large Cap Fund Pro Forma Combined Fund	$47,959,419,728	$10.00	[b]	4,795,941,973	[a]

a To comply with Rule 3-18 of Regulation S-X, the pro-forma financial statements will be based on the most recent audited annual report of the Acquiring Fund. If these are more than 245 days old as of the effective date of the N-14 filing, interim financial statements covering a 12 month period will be used. In addition, per Regulation S-X Section 210.11 - 02 (a)(7) shares have been adjusted to reflect what will be issued post-merger.

b Large Cap Fund expected to launch at $10.00 net asset value per share.

c Core Fund’s estimated one time proxy costs related to the proposals in this proxy statement is $77,376. Strategic Advisers will bear the fund’s one time proxy cost pursuant to its all-inclusive management contract.

d Growth Fund’s estimated one time proxy costs related to the proposals in this proxy statement is $77,349.

e Value Fund’s estimated one time proxy costs related to the proposals in this proxy statement is $77,275.

f Large Cap Fund is expected to commence operations in November 2020.

Strategic Advisers, Fidelity Investments & Pyramid Design, Fidelity, and FundsNetwork are registered service marks of FMR LLC.© 2020 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9899679.100	RSSAI-M-PXS-0920

Fund/Ticker

Strategic Advisers® Large Cap Fund/FALCX

Offered exclusively to certain clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Prospectus

July 29, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548

Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue to print)	1-800-343-0860

Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary’s phone number

Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

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Fund Summary

Fund:

Strategic Advisers® Large Cap Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s allocation among underlying funds and sub-advisers)(a),(b)	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.00%
Acquired fund fees and expenses(b)	0.08%

Total annual operating expenses	0.50%
Fee waiver and/or expense reimbursement(a)	0.25%

Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%

(a) Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund’s maximum aggregate annual management fee will not exceed 0.65% of the fund’s average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund’s management fee in an amount equal to 0.25% of the fund’s average daily net assets. This arrangement will remain in effect through September 30, 2023, and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

(b) Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$26
3 years	$80

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including exchange traded funds (ETFs)) directly (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.

Principal Investment Strategies

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Normally investing at least 80% of its assets in securities and shares of funds with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).

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•	Investing in domestic and foreign issuers.

•	Normally investing in a combination of “growth” and “value” stocks.

•

Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).

•

Allocating assets among affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that participate in Fidelity’s FundsNetwork®, non-affiliated ETFs (collectively, underlying funds), and sub-advisers.

•

Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover.

Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund’s sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.

Principal Investment Risks

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Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund’s sub-advisers might adversely affect the fund’s performance or lead to disadvantageous tax consequences.

•

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund’s manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

•

Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.

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•	“Growth” Investing. “Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

•	“Value” Investing. “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

•

Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

Strategic Advisers (the Adviser) is the fund’s manager. AllianceBernstein L.P. (AllianceBernstein), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), ClearBridge Investments, LLC (ClearBridge), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Invesco Advisers, Inc. (Invesco), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), PineBridge Investments LLC (PineBridge), Principal Global Investors, LLC (Principal), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund. FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan) have been retained to serve as sub-subadvisers for the fund. The Adviser may change a sub-adviser’s asset allocation at any time, including allocating no assets to, or terminating the sub-advisory contract with, a sub-adviser.

Portfolio Manager(s)

John A. Stone (lead portfolio manager) has managed the fund since 2020.

Gopalakrishnan Anantanatarajan (co-manager) has managed the fund since 2020.

Niall Devitt (co-manager) has managed the fund since 2020.

Purchase and Sale of Shares

The fund is not available for sale to the general public.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

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The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Investment Objective

Strategic Advisers® Large Cap Fund seeks capital appreciation.

Principal Investment Strategies

The fund normally invests at least 80% of its assets in securities and shares of funds with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, large market capitalization companies are generally defined as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index.

The fund may invest in securities of foreign issuers in addition to securities of domestic issuers.

The fund is not constrained by any particular investment style. The fund will normally invest in a combination of “growth” and “value” stocks.

The fund implements its investment strategies by investing directly in securities through one or more sub-advisers or indirectly in securities through one or more underlying funds, which in turn invest directly in securities.

The Adviser may allocate the fund’s assets among any number of underlying funds or sub-advisers at any time. The Adviser may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation at all to one or more sub-advisers.

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The Adviser pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to favor those underlying funds and sub-advisers that the Adviser believes will provide the most favorable outlook for achieving the fund’s investment objective.

When determining how to allocate the fund’s assets among sub-advisers and underlying funds, the Adviser uses proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover.

The fund may invest in affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that participate in Fidelity’s FundsNetwork® and in non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company LLC (FMR) (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund’s average daily net assets attributable to purchases through Fidelity’s FundsNetwork®, though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity’s FundsNetwork®.

The Adviser generally classifies funds by reference to a fund’s name, policies, or classification by a third-party ranking or ratings organization at the time of investment. Investments in funds whose names, policies or classifications change after purchase continue to be considered subject to the classification at time of investment for purposes of the 80% policy.

The Adviser may actively adjust the allocation of the fund’s assets at any time. For current information on fund holdings, please call 1-800-544-3455 or visit Fidelity’s web site at www.fidelity.com. For information on the underlying funds, see the underlying funds’ prospectuses. A copy of any underlying Fidelity® fund’s prospectus is available at www.fidelity.com or institutional.fidelity.com. For a copy of any other underlying fund’s prospectus, visit the web site of the company that manages or sponsors that underlying fund.

Common types of investment approaches that a sub-adviser may use in selecting investments for a fund include, but are not limited to, quantitative analysis, fundamental analysis, or a combination of both approaches. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

It is not possible to predict the extent to which the fund’s assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.

The fund’s initial shareholder approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, the Adviser has the ultimate responsibility to oversee the fund’s sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

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Description of Principal Security Types

In addition to investing in underlying funds, the fund may invest directly in the following principal security types:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s share price changes daily based on the performance of the underlying funds and securities in which it invests and on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of underlying funds and securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that underlying fund or issuer.

If the Adviser’s or a sub-adviser’s allocation strategies do not work as intended, the fund may not achieve its objective. A portfolio manager’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions.

When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund’s performance:

Multiple Sub-Adviser Risk. Because each sub-adviser manages its allocated portion, if any, independently from another sub-adviser, it is possible that the sub-advisers’ security selection processes may not complement one another. As a result, the fund’s aggregate exposure to a particular industry or group of industries, or to a single issuer, could unintentionally be larger or smaller than intended. Because each sub-adviser directs the trading for its own portion, if any, of the fund, and does not aggregate its transactions with those of the other sub-advisers, the fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire fund.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, and in certain cases further limit investments to the extent a fund’s shares are already held by the Adviser or its affiliates. The fund bears all risks of investment strategies employed by the underlying funds. The fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, “growth” stocks can react differently from “value” stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and

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the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Investing in ETFs. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF’s underlying assets to its index or other benchmark).

“Growth” Investing. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

“Value” Investing. “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

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The fund may also use various techniques, such as buying and selling futures contracts, to increase or decrease its exposure to changing security prices or other factors that affect security values. In addition, the fund may have indirect exposure to derivatives through its investments in underlying funds.

Shareholder Notice

The following is subject to change only upon 60 days’ prior notice to shareholders:

Strategic Advisers® Large Cap Fund normally invests at least 80% of its assets in securities and shares of funds with large market capitalizations.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC.

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

Shares of underlying funds (other than ETFs) are valued at their respective NAVs. NAV is calculated using the values of the underlying funds in which the fund invests. For an explanation of the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing, see the underlying funds’ prospectuses and statements of additional information (SAIs). Other assets (including securities issued by ETFs) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

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Shareholder Information

Additional Information about the Purchase and Sale of Shares

NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

Shares can be purchased only through certain discretionary investment programs offered by the Adviser or its affiliates. If you are not currently a client of the Adviser or its affiliates, please call 1-800-544-3455 (9:00 a.m. - 6:00 p.m., Monday through Friday) for more information. Additional fees apply for discretionary investment programs. For more information on these fees, please refer to the “Buying and Selling Information” section of the SAI.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

Because investments in the fund can be made only by the Adviser or an affiliate on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is reduced. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and the fund accommodates frequent trading.

The fund does not place a limit on purchases or sales of fund shares by the Adviser or its affiliates. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

There is no minimum balance or purchase minimum for fund shares.

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Provided the fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day’s NAV.

Shares are generally available only to investors residing in the United States.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

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Provided the fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day’s NAV.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in underlying fund shares, securities, or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

When your relationship with the Adviser or one of its affiliates is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

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Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in July and December.

Distribution Options

Any dividends and capital gain distributions may be reinvested in additional shares or paid in cash.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If the Adviser buys shares on your behalf when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

The fund employs a multi-manager and a fund of funds investment structure. The Adviser may allocate the fund’s assets among any number of sub-advisers or underlying funds. The Adviser may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation to, or terminating the sub-advisory contract with, a sub-adviser.

13

Adviser

Strategic Advisers LLC. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2019, the Adviser had approximately $436.6 billion in discretionary assets under management, and approximately $3.2 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

AllianceBernstein, at 1345 Avenue of the Americas, New York, New York 10105, has been retained to serve as a sub-adviser for the fund. As of May 31, 2020, AllianceBernstein had approximately $596 billion in discretionary assets under management.

Aristotle Capital, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, has been retained to serve as a sub-adviser for the fund. As of May 31, 2020, Aristotle Capital had approximately $30.0 billion in discretionary assets under management.

Brandywine Global, at 1735 Market Street, Philadelphia, Pennsylvania 19103, has been retained to serve as a sub-adviser for the fund. As of May 31, 2020, Brandywine Global had approximately $65.0 billion in discretionary assets under management.

ClariVest, at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130, has been retained to serve as a sub-adviser for the fund. As of May 31, 2020, ClariVest had approximately $5.1 billion in discretionary assets under management.

ClearBridge, at 620 Eighth Avenue, New York, New York 10018, has been retained to serve as a sub-adviser for the fund. As of March 31, 2020, ClearBridge had approximately $120.5 billion in assets under management.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of December 31, 2019, FIAM had approximately $102.9 billion in discretionary assets under management.

Other investment advisers have been retained to assist FIAM with foreign investments:

•FMR UK, at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, has been retained to serve as a sub-subadviser for the fund. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of both FIAM and the Adviser.

•FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, has been retained to serve as a sub-subadviser for the fund. As of December 31, 2019, FMR H.K. had approximately $16.5 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of both FIAM and the Adviser.

•FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, has been retained to serve as a sub-subadviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of both FIAM and the Adviser.

14

Geode, at 100 Summer Street, 12th Floor, Boston, Massachusetts 02110, has been retained to serve as a sub-adviser for the fund. As of December 31, 2019, Geode had approximately $554 billion in discretionary assets under management.

Invesco, at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, has been retained to serve as a sub-adviser for the fund. As of March 31, 2020, Invesco had approximately $1,053.4 billion in discretionary assets under management.

JPMorgan, at 383 Madison Avenue, New York, New York 10179, has been retained to serve as a sub-adviser for the fund. As of March 31, 2020, JPMorgan had approximately $1.89 trillion in assets under management.

Loomis Sayles, at One Financial Center, Boston, Massachusetts 02111, has been retained to serve as a sub-adviser for the fund. As of May 31, 2020, Loomis Sayles had approximately $301 billion in assets under management.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of May 31, 2020, LSV had approximately $90 billion in discretionary assets under management.

PineBridge, at Park Avenue Tower, 65 E 55th St, 6th Floor, New York, New York 10022, has been retained to serve as a sub-adviser for the fund. As of May 31, 2020, PineBridge had approximately $103.37 billion in assets under management.

Principal, at 801 Grand Avenue, Des Moines, Iowa 50392, has been retained to serve as a sub-adviser for the fund. As of March 31, 2020, Principal had approximately $437.08 billion in assets under management.

T. Rowe Price, at 100 East Pratt Street, Baltimore, Maryland 21202, has been retained to serve as a sub-adviser for the fund. As of March 31, 2020, T. Rowe Price had approximately $1.01 trillion in assets under management.

Portfolio Manager(s)

John A. Stone is lead portfolio manager of the fund, which he has managed since 2020. He also manages other funds. Mr. Stone joined Fidelity Investments in 1993 as a customer service team leader and also worked as a financial analyst and investment strategist. In 2006, Mr. Stone left Fidelity Investments and joined Mercer Global Investments as a portfolio manager and Principal. Since returning to Fidelity Investments in 2008, Mr. Stone has worked as a portfolio manager.

Gopalakrishnan Anantanatarajan is co-manager of the fund, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Anantanatarajan has worked as a senior research analyst, research analyst, research associate, a senior research associate, and portfolio manager.

Niall Devitt is co-manager of the fund, which he has managed since 2020. He also manages other funds. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

15

Advisory Fee(s)

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month.

The fund’s management fee is calculated by adding the annual rate of 0.25% of the fund’s average daily net assets throughout the month plus the total fees payable monthly to the fund’s sub-advisers, if any, based upon each sub-adviser’s respective allocated portion of the fund’s assets. Because the fund’s management fee rate may fluctuate, the fund’s management fee may be higher or lower in the future. The fund’s maximum aggregate annual management fee will not exceed 0.65% of the fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of the fund’s management fee in an amount equal to 0.25% of the fund’s average daily net assets through September 30, 2023.

In return for the services of the fund’s sub-advisers, the Adviser will pay AllianceBernstein, Aristotle Capital, Brandywine Global, ClariVest, ClearBridge, FIAM, Geode, Invesco, JPMorgan, Loomis Sayles, LSV, PineBridge, Principal, and T. Rowe Price the fee (as described above) payable to that sub-adviser. FIAM, in turn, will pay FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract, sub-advisory agreements, and sub-subadvisory agreements for the fund will be included in the fund’s semi-annual report for the fiscal period ending November  30, 2020, when available.

Fund Distribution

FDC distributes the fund’s shares.

Distribution and Service Plan(s)

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

Affiliates of the Adviser may receive service fees or distribution fees or both with respect to underlying funds that participate in Fidelity’s FundsNetwork®.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

16

Appendix

Additional Index Information

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Russell 1000® Index is a market capitalization-weighted index designed to measure the performance of the large-cap segment of the U.S. equity market.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund’s policies and procedures for disclosing its holdings is available in its SAI and on Fidelity’s web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report will be available once the fund has completed its first annual or semi-annual period. The fund’s annual and semi-annual reports also include additional information. The fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-3455. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

17

Investment Company Act of 1940, File Number, 811-21991

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Strategic Advisers, Fidelity Investments & Pyramid Design, Fidelity, and FundsNetwork are registered service marks of FMR LLC.© 2020 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9899743.100	LGC-PRO-0720

18

Strategic Advisers Core Fund

Strategic Advisers Growth Fund

Strategic Advisers Value Fund

Strategic Advisers Large Cap Fund

(Series of Fidelity Rutland Square Trust II )

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

September 8, 2020

This Statement of Additional Information (SAI) relates to the proposed acquisition of Strategic Advisers Core Fund (Core Fund), Strategic Advisers Growth Fund (Growth Fund), and Strategic Advisers Value Fund (Value Fund), series of Fidelity Rutland Square Trust II, by Strategic Advisers Large Cap Fund (Large Cap Fund), a series of Fidelity Rutland Square Trust II. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Large Cap Fund will acquire all of the assets of Core Fund, Growth Fund, and Value Fund and assume all of Core Fund’s, Growth Fund’s, and Value Fund’s liabilities, in exchange solely for shares of beneficial interest in Large Cap Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of Large Cap Fund dated July 29, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003375).

2.	The Statement of Additional Information of Large Cap Fund dated July 29, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003375).

3.	The Prospectus of Core Fund dated July 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003302).

4.	The Statement of Additional Information of Core Fund dated July 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003302).

5.	The Prospectus of Growth Fund dated July 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003302).

6.	The Statement of Additional Information of Growth Fund dated July 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003302).

7.	The Prospectus of Value Fund dated July 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003302).

8.	The Statement of Additional Information of Value Fund dated July 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003302).

9.	The Financial Statements included in the Annual Report of Core Fund for the fiscal year ended May 31, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003224).

10.	The Financial Statements included in the Annual Report of Growth Fund for the fiscal year ended May 31, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003224).

11.	The Financial Statements included in the Annual Report of Value Fund for the fiscal year ended May 31, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-003224).

PRO FORMA FINANCIAL STATEMENTS

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

Fidelity Rutland Square Trust II: Strategic Advisers Large Cap Fund

Fidelity Rutland Square Trust II: Strategic Advisers Core Fund

Fidelity Rutland Square Trust II: Strategic Advisers Growth Fund

Fidelity Rutland Square Trust II: Strategic Advisers Value Fund

Notes to Pro Forma Combined Financial Statements

(Unaudited)

1. Basis of Presentation:

The accompanying unaudited Pro Forma Combined Schedule of Investments and Statement of Assets and Liabilities reflect balances as of May 31, 2020 and the unaudited Pro Forma Combined Statement of Operations reflect results for the twelve months ended May 31, 2020, as if the merger had occurred on the first day of the year presented (June 1, 2019). The unaudited pro forma financial statements are presented to show the effect of the proposed merger per Rule 3-18 of Regulation S-X of Strategic Advisers Core Fund, Strategic Advisers Growth Fund and Strategic Advisers Value Fund (the “Acquired Funds”) into Strategic Advisers Large Cap Fund (the “Acquiring Fund”), a new series of Fidelity Rutland Square Trust II. Strategic Advisers Core Fund is considered the accounting survivor, if the merger is approved the acquiring fund will assume the performance record of Strategic Advisers Core Fund.

The unaudited pro forma financial statements were derived from financial statements prepared for the Acquired Funds in accordance with generally accepted accounting principles. The unaudited pro forma financial statements should be read in conjunction with the historical financial statements which are incorporated by reference in the Statement of Additional Information (“SAI”) to this Proxy Statement and Prospectus for the Acquired Funds. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

2. Investment Valuation:

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Acquired Fund and Acquiring Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

The Acquired Funds categorize the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2020, is included at the end of the listing within Strategic Advisers Large Cap Fund Combined Pro Forma Portfolio (unaudited).

3. Investment Transactions and Income.

For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

4. Expenses.

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

5. Merger Costs:

Strategic Advisers Growth Fund and Strategic Advisers Value Fund will bear their respective costs of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and Proxy Statement, together with the cost of any supplementary solicitation. The estimated one time expenses related to the Reorganization for Strategic Advisers Growth Fund and Strategic Advisers Value Fund is $77,349 and $77,275, respectively. Strategic Advisers will bear Strategic Advisers Core Fund’s one time Reorganization expense of $77,376 pursuant to its all-inclusive management contract.

6. Capital Shares:

Shareholders of the Acquired Funds would become shareholders of the Acquiring Fund receiving shares of the Acquiring Fund equal to the value of their holdings in each Acquired Fund. The amount of additional shares assumed to be issued was calculated based on the May 31, 2020 net assets of each Acquired Fund and the net asset value per share of the Acquiring Fund as disclosed within the Pro Forma Combined Statement of Assets and Liabilities (unaudited).

7. Use of Estimates:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

8. Federal Income Taxes:

Each year, each of the Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required.

Fidelity Rutland Square Trust II: Strategic Advisers Large Cap Fund

Fidelity Rutland Square Trust II: Strategic Advisers Core Fund

Fidelity Rutland Square Trust II: Strategic Advisers Growth Fund

Fidelity Rutland Square Trust II: Strategic Advisers Value Fund

Pro Forma Combined Statement of Assets & Liabilities

As of May 31, 2020 (Unaudited)

	Strategic Advisers	Strategic Advisers		Strategic Advisers		Strategic Advisers					Strategic Advisers
	Large Cap Fund(b) (Acquiring Fund)	Core Fund (Acquired Fund)		Growth Fund (Acquired Fund)		Value Fund (Acquired Fund)		Combined	Pro Forma Adjustments		Large Cap Fund Pro Forma Combined
Assets
Investments in securities, at value:
Unaffiliated issuers	$—	$23,496,495,844		$5,497,511,985		$7,567,600,426		$36,561,608,255	$—		$36,561,608,255
Fidelity Central Funds	—	90,811,562		—		52,526,246		143,337,808	—		143,337,808
Affiliated issuers	—	3,446,713,965		3,410,102,579		1,073,319,555		7,930,136,099	—		7,930,136,099
Cash	—	—		223		44		267	(267	)(a)	—
Foreign currency held at value		2,031,709		—		—		2,031,709	—		2,031,709
Receivable for investments sold	—	102,452,628		923,242		7,413,389		110,789,259	—		110,789,259
Receivable for fund shares sold	—	8,793,026		2,742,204		2,736,120		14,271,350			14,271,350
Dividends receivable	—	35,758,074		4,699,596		21,345,538		61,803,208	—		61,803,208
Distributions receivable from Fidelity Central Funds	—	78,821		716		19,526		99,063	—		99,063
Interest Receivable	—	24,221		2,808		14,549		41,578	—		41,578
Receivable for daily variation margin on future contracts	—	57,525		—		—		57,525	—		57,525
Prepaid expenses	—	—		33,645		32,777		66,422	—		66,422
Other receivables	—	290,653		145,791		146,873		583,317	—		583,317

Total assets	—	27,183,508,028		8,916,162,789		8,725,155,043		44,824,825,860	(267)		44,824,825,593

Liabilities
Payable to custodian Bank	$—	$619,101		$—		$—		$619,101	$(267	)(a)	$618,834
Payable for investments purchased	—	89,290,434		5,894,994		1,333,785		96,519,213	—		96,519,213
Payable for fund shares redeemed	—	11,073,506		3,665,446		3,596,909		18,335,861	—		18,335,861
Accrued management fee	—	4,111,904		847,390		1,308,763		6,268,057	—		6,268,057
Written options, at value	—	341,590		—		—		341,590	—		341,590
Other payables and accrued expenses	—	290,506	(e)	245,100	(e)	224,188	(e)	759,794	—		759,794
Collateral on securities loaned, at value	—	51,699,718		—		52,528,895		104,228,613	—		104,228,613

Total liabilities	—	157,426,759		10,652,930		58,992,540		227,072,229	(267)		227,071,962

Net Assets	$—	$27,026,081,269		$8,905,509,859		$8,666,162,503		$44,597,753,631	$—		$44,597,753,631

Net Assets consist of:
Paid in capital	$—	$19,007,589,924		$4,116,614,302		$6,871,965,970		$29,996,170,196	$—		$29,996,170,196
Total accumulated earnings (loss)	—	8,018,491,345		4,788,895,557		1,794,196,533		14,601,583,435	—		14,601,583,435

Net Assets	$—	$27,026,081,269		$8,905,509,859		$8,666,162,503		$44,597,753,631	$—		$44,597,753,631

Book cost of respective Fund:	$—	$18,948,703,354		$4,748,539,766		$7,190,892,720		$30,888,135,840	$—		$30,888,135,840

	Strategic Advisers	Strategic Advisers	Strategic Advisers	Strategic Advisers
	Large Cap Fund(b) (Acquiring Fund)	Core Fund (Acquired Fund)	Growth Fund (Acquired Fund)	Value Fund (Acquired Fund)	Combined		Pro Forma Adjustments		Pro Forma Combined
Net Assets	$—	$27,026,081,269	$8,905,509,859	$8,666,162,503		$44,597,753,631	$—		$44,597,753,631
Offering price and redemption price per share	$—	$18.29	$19.66	$16.27	$		$10.00	(c)	$10.00	(c)
Shares outstanding	—	1,477,889,462	452,953,854	532,532,088			4,459,775,363	(d)	4,459,775,363

(a)	Adjustment to consolidate cash balances.
(b)	Strategic Advisers Large Cap Fund will commence operations in November 2020.
(c)	Strategic Advisers Large Cap Fund expected to launch at $10.00 net asset value per share.
(d)	Per Regulation S-X Section 210.11 - 02 (a)(7) shares have been adjusted to reflect what will be issued post merger.
(e)

Proxy related expenses, representing approximately $77,376 for Strategic Advisers Core Fund, $77,349 Strategic Advisers Growth Fund and $77,275 for Strategic Advisers Value Fund, are excluded from the Pro Forma combined fund analysis. Strategic Advisers will bear the proxy related expense for Strategic Advisers Core Fund pursuant to its all-inclusive management contract.

Fidelity Rutland Square Trust II: Strategic Advisers Large Cap Fund

Fidelity Rutland Square Trust II: Strategic Advisers Core Fund

Fidelity Rutland Square Trust II: Strategic Advisers Growth Fund

Fidelity Rutland Square Trust II: Strategic Advisers Value Fund

Pro Forma Combined Statement of Operations

12 months ended May 31, 2020 (Unaudited)

	Strategic Advisers Large Cap Fund (f)	Strategic Advisers Core Fund	Strategic Advisers Growth Fund	Strategic Advisers Value Fund				Strategic Advisers Large Cap Fund
						Pro Forma
	(Acquiring Fund)	(Acquired Fund)	(Acquiring Fund)	(Acquired Fund)	Combined	Adjustments		Pro Forma Combined
Investment Income
Dividends Unaffiliated issuers	$—	$453,231,722	$54,555,552	$236,031,766	$743,819,040	$—		$743,819,040
Dividends Affiliated issuers	—	46,370,495	142,109,759	9,188,640	197,668,894	—		197,668,894
Interest	—	3,599,771	776,447	1,627,206	6,003,424	—		6,003,424
Income from Fidelity Central Funds	—	2,153,118	25,868	796,564	2,975,550	—		2,975,550

Total Income	—	505,355,106	197,467,626	247,644,176	950,466,908	—		950,466,908
Expenses
Management fee	—	117,699,434	33,269,453	40,803,189	191,772,076	(2,946,745	)(a)	188,825,331
Accounting and security lending fees	—	—	106,560	106,648	213,208	(213,208	)(b)	—
Custodian fees and expenses	—	—	54,400	87,602	142,002	267,930	(c)	409,932
Independent trustees’ fees and expenses	—	292,533	107,543	106,120	506,196	—		506,196
Registration fees	—	—	81,113	77,522	158,635	—		158,635
Audit	—	—	76,618	77,210	153,828	(75,828	)(d)	78,000
Legal	—	—	35,856	36,549	72,405	91,830	(c)	164,235
Miscellaneous	—	64,061 (e)	85,248 (e)	84,050 (e)	233,359	158,311	(c)	391,670

Total expenses before reductions	—	118,056,028	33,816,791	41,378,890	193,251,709	(2,717,710)		190,533,999
Expenses reductions	—	(66,625,576)	(23,513,811)	(23,135,670)	(113,275,057)	—		(113,275,057)

Total expenses	—	51,430,452	10,302,980	18,243,220	79,976,652	(2,717,710)		77,258,942

Net investment income	—	453,924,654	187,164,646	229,400,956	870,490,256	2,717,710		873,207,966
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	—	215,756,405	691,141,132	511,887,318	1,418,784,855	—		1,418,784,855
Other Affiliated issuers	—	(32,073,187)	210,219,417	(55,347,321)	122,798,909	—		122,798,909
Fidelity Central Funds	—	4,179	(24)	2,332	6,487	—		6,487
Foreign currency transactions	—	(145,815)	—	840	(144,975)	—		(144,975)
Futures contracts	—	613,157	—	—	613,157	—		613,157
Written options	—	505,497	—	—	505,497	—		505,497
Capital gain distributions from underlying funds: Unaffiliated issuers	—	310,077,352	14,059,313	13,976,292	338,112,957	—		338,112,957
Capital gain distributions from underlying funds: Other affiliated issuers	—	260,402,406	113,647,230	9,668,368	383,718,004	—		383,718,004

Total net realized gain (loss)	—	755,139,994	1,029,067,068	480,187,829	2,264,394,891	—		2,264,394,891

Change in net unrealized appreciation (depreciation) on:
Investment securities
Unaffiliated issuers	—	1,631,135,086	366,839,946	(738,591,037)	1,259,383,995	—		1,259,383,995
Fidelity Central Funds	—	—	1	—	1	—		1
Other affiliated issuers	—	184,399,819	603,798,285	95,324,774	883,522,878	—		883,522,878
Assets and liabilities in foreign currencies	—	41,769	—	—	41,769	—		41,769
Futures contracts	—	6,433,550	—	—	6,433,550	—		6,433,550
Written options	—	868,541	—	—	868,541	—		868,541

Total change in net unrealized appreciation (depreciation)	—	1,822,878,765	970,638,232	(643,266,263)	2,150,250,734	—		2,150,250,734

Net Gain (Loss)	—	2,578,018,759	1,999,705,300	(163,078,434)	4,414,645,625	—		4,414,645,625

Net increase (decrease) in net assets resulting from operations	$—	$3,031,943,413	$2,186,869,946	$66,322,522	$5,285,135,881	$2,717,710		$5,287,853,591

(a)	Management fee adjustment reflects the Acquiring Fund’s projected management fee rate applied to the Pro Forma Combined fund’s average net assets.
(b)	Accounting fees removed per contract change effective July 1, 2019.
(c)	Increase in expenses based on conversion of certain Strategic Advisers Core Fund’s expense into Pro Forma Combined fund.
(d)	Decrease in expenses based on approved fees and allocations.
(e)

Proxy related expenses, representing approximately $77,376 for Strategic Advisers Core Fund, $77,349 Strategic Advisers Growth Fund and $77,275 for Strategic Advisers Value Fund, are excluded from the Pro Forma combined fund analysis. Strategic Advisers will bear the proxy related expense for Strategic Advisers Core Fund pursuant to its all-inclusive management contract.

(f)	Strategic Advisers Large Cap Fund will commence operations in November 2020.

Capitalization Table

The following tables show the capitalization of the Funds as of July 31, 2020 (unaudited) and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Strategic Advisers Large Cap Fund (f)	N/A	N/A	N/A
Strategic Advisers Core Fund (c)	$30,138,684,907	$19.75	1,525,748,068
Strategic Advisers Growth Fund (d)	$9,431,250,498	$22.00	428,741,741
Strategic Advisers Value Fund (e)	$8,389,484,323	$16.77	500,157,516

Pro Forma
Strategic Advisers Large Cap Fund	$47,959,419,728	$10.00	4,795,941,973

(a)

To comply with Rule 3-18 of Regulation S-X, the pro-forma financial statements will be based on the most recent audited annual report of the Acquiring Fund. If these are more than 245 days old as of the effective date of the N-14 filing, interim financial statements covering a 12 month period will be used. In addition, per Regulation S-X Section 210.11 - 02 (a)(7) shares have been adjusted to reflect what will be issued post merger.

(b)	Strategic Advisers Large Cap Fund expected to launch at $10.00 net asset value per share.
(c)	Strategic Advisers Core Fund’s estimated one time proxy costs is $77,376. Strategic Advisers will bear the funds one time proxy cost pursuant to its all-inclusive management contract.
(d)	Strategic Advisers Growth Fund’s estimated one time proxy costs is $77,349.
(e)	Strategic Advisers Value Fund’s estimated one time proxy costs is $77,275.
(f)	The fund will commence operations in November 2020.

Fidelity Rutland Square Trust II: Strategic Advisers Core Fund

Fidelity Rutland Square Trust II: Strategic Advisers Value Fund

Fidelity Rutland Square Trust II: Strategic Advisers Growth Fund

Pro Forma Combined Investments

As of May 31, 2020 (Unaudited)

	Strategic Advisers Core Fund			Strategic Advisers Growth Fund			Strategic Advisers Value Fund			Strategic Advisers Large Cap Fund
	(Acquired Fund)			(Acquired Fund)			(Acquired Fund)			Pro Forma Combined
Investments May 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 76.4%	Shares	Value		Shares	Value		Shares	Value		Shares	Value
COMMUNICATION SERVICES
Diversified Telecommunication Services
AT&T, Inc.	1,720,866	$53,105,925		0	$0		4,629,400	$142,863,284		6,350,266	$195,969,209
CenturyLink, Inc.	146,756	1,442,611		0	0		0	0		146,756	1,442,611
Verizon Communications, Inc.	2,187,037	125,492,183		0	0		3,295,323	189,085,634		5,482,360	314,577,817
Vonage Holdings Corp.	207,800	2,001,114	(a)	0	0		0	0		207,800	2,001,114	(a)

		182,041,833			0			331,948,918			513,990,751

Entertainment
Activision Blizzard, Inc.	1,648,801	118,680,696		280,100	20,161,598		0	0		1,928,901	138,842,294
DouYu International Holdings Ltd. ADR	340,700	3,066,300	(e)	0	0		0	0		340,700	3,066,300	(e)
Electronic Arts, Inc.	319,078	39,208,305	(a)	0	0		120,400	14,794,752	(a)	439,478	54,003,057	(a)
Live Nation Entertainment, Inc.	40,772	2,004,352	(a)	0	0		0	0		40,772	2,004,352	(a)
Netflix, Inc.	388,785	163,184,728	(a)	0	0		0	0		388,785	163,184,728	(a)
Spotify Technology SA	9,600	1,736,928	(a)	0	0		0	0		9,600	1,736,928	(a)
Take-Two Interactive Software, Inc.	43,610	5,938,374	(a)	0	0		0	0		43,610	5,938,374	(a)
The Walt Disney Co.	524,569	61,531,944		429,585	50,390,321		0	0		954,154	111,922,265
Vivendi SA	1,788,416	40,892,745		0	0		0	0		1,788,416	40,892,745

		436,244,372			70,551,919			14,794,752			521,591,043

Interactive Media & Services
Alphabet, Inc.:
Class A	154,176	221,014,380	(a)	91,041	130,509,094	(a)	7,196	10,315,610	(a)	252,413	361,839,084	(a)
Class C	383,018	547,302,081	(a)	92,124	131,637,826	(a)	0	0		475,142	678,939,907	(a)
ANGI Homeservices, Inc. Class A	39,600	429,660	(a)(e)	0	0		0	0		39,600	429,660	(a)(e)
Facebook, Inc. Class A	2,040,762	459,355,119	(a)	926,055	208,445,720	(a)	0	0		2,966,817	667,800,839	(a)
Match Group, Inc.	32,600	2,902,704	(a)(e)	0	0		0	0		32,600	2,902,704	(a)(e)
Twitter, Inc.	15,628	483,999	(a)	0	0		247,000	7,649,590	(a)	262,628	8,133,589	(a)
Wise Talent Information Technology Co. Ltd.	446,200	1,057,193	(a)	0	0		0	0		446,200	1,057,193	(a)

		1,232,545,136			470,592,640			17,965,200			1,721,102,976

Media
Charter Communications, Inc. Class A	291,745	158,709,280		0	0		22,570	12,278,080	(a)	314,315	170,987,360	(a)
Comcast Corp. Class A	7,148,021	283,061,632			20,390,278		2,433,477	96,365,689		9,581,498	399,817,599
Discovery Communications, Inc.:
Class A	129,011	2,805,989	(a)(e)	0	0		63,100	1,372,425	(a)(e)	192,111	4,178,414	(a)(e)
Class C (non-vtg.)	748,950	14,671,931	(a)	0	0		254,978	4,995,019	(a)	1,003,928	19,666,950	(a)
DISH Network Corp. Class A	52,322	1,655,991	(a)	0	0		256,410	8,115,377	(a)	308,732	9,771,368	(a)
Entercom Communications Corp. Class A	0	0		0	0		625,195	1,044,076		625,195	1,044,076
Fox Corp.:
Class A	36,200	1,055,954		0	0		124,600	3,634,582		160,800	4,690,536
Class B	26,551	764,138		0	0		0	0		26,551	764,138
Interpublic Group of Companies, Inc.	246,900	4,224,459		0	0		133,770	2,288,805		380,670	6,513,264
Liberty Broadband Corp. Class C	343,573	46,938,943	(a)	0	0		0	0		343,573	46,938,943	(a)
Liberty Global PLC Class C	146,100	3,014,043	(a)	0	0		0	0		146,100	3,014,043	(a)
Liberty Media Corp. Liberty Formula One Group Series C	126,900	4,397,085	(a)	0	0		0	0		126,900	4,397,085	(a)
Nexstar Broadcasting Group, Inc. Class A	0	0		0	0		91,251	7,602,121		91,251	7,602,121
Omnicom Group, Inc.	116,119	6,362,160		0	0		89,719	4,915,704		205,838	11,277,864
Tegna, Inc.	64,900	760,628		0	0		471,200	5,522,464		536,100	6,283,092
ViacomCBS, Inc. Class B	137,252	2,846,606		0	0		458,687	9,513,168		595,939	12,359,774

		531,268,839			20,390,278			157,647,510			709,306,627

Wireless Telecommunication Services
T-Mobile U.S., Inc.	491,272	49,146,851	(a)	0	0		0	0		491,272	49,146,851	(a)

TOTAL COMMUNICATION SERVICES		2,431,247,031			561,534,837			522,356,380			3,515,138,248

CONSUMER DISCRETIONARY
Auto Components
Aptiv PLC	309,730	23,338,156		115,137	8,675,573		105,229	7,929,005		530,096	39,942,734

BorgWarner, Inc.	326,996	10,512,921		0	0		391,316	12,580,809		718,312	23,093,730
Cooper Tire & Rubber Co.	55,800	1,435,734		0	0		265,127	6,821,718		320,927	8,257,452
Gentex Corp.	28,600	756,184		0	0		98,267	2,598,179		126,867	3,354,363
Lear Corp.	49,700	5,270,685		0	0		176,456	18,713,159		226,156	23,983,844
Magna International, Inc. Class A	0	0		0	0		18,395	775,901		18,395	775,901
Magna International, Inc. Class A (sub. vtg.)	332,600	14,025,316		0	0		0	0		332,600	14,025,316
The Goodyear Tire & Rubber Co.	186,300	1,417,743		0	0		685,300	5,215,133		871,600	6,632,876

		56,756,739			8,675,573			54,633,904			120,066,216

Automobiles
Ferrari NV	117,000	19,739,070	(e)	0	0		0	0		117,000	19,739,070	(e)
Ford Motor Co.	553,700	3,161,627		0	0		2,037,000	11,631,270		2,590,700	14,792,897
General Motors Co.	805,442	20,844,839		0	0		1,186,424	30,704,653		1,991,866	51,549,492
Harley-Davidson, Inc.	100,900	2,153,206	(e)	0	0		401,872	8,575,948	(e)	502,772	10,729,154	(e)
Tesla, Inc.	21,605	18,040,175	(a)	0	0		0	0		21,605	18,040,175	(a)
Thor Industries, Inc.	1,210	104,302		0	0		124,030	10,691,386		125,240	10,795,688

		64,043,219			0			61,603,257			125,646,476

Distributors
Genuine Parts Co.	17,400	1,451,334		0	0		59,853	4,992,339		77,253	6,443,673
LKQ Corp.	193,135	5,303,487	(a)	0	0		126,300	3,468,198	(a)	319,435	8,771,685	(a)

		6,754,821			0			8,460,537			15,215,358

Diversified Consumer Services
Afya Ltd.	105,134	2,065,883		0	0		0	0		105,134	2,065,883

Hotels, Restaurants & Leisure
Brinker International, Inc.	44,600	1,175,210			0		342,271	9,018,841		386,871	10,194,051
Chipotle Mexican Grill, Inc.	583	585,280	(a)		0		0	0		583	585,280	(a)
Darden Restaurants, Inc.	56,900	4,373,334			0		0	0		56,900	4,373,334
Domino’s Pizza, Inc.	4,750	1,832,740		35,600	13,735,904		0	0		40,350	15,568,644
Hilton Worldwide Holdings, Inc.	257,904	20,454,366		0	0		0	0		257,904	20,454,366
Hyatt Hotels Corp. Class A	4,100	225,869		0	0		14,179	781,121		18,279	1,006,990
Las Vegas Sands Corp.	161,919	7,762,397		0	0		0	0		161,919	7,762,397
Marriott International, Inc. Class A	204,600	18,107,100		0	0		0	0		204,600	18,107,100
McDonald’s Corp.	715,317	133,277,863		0	0		0	0		715,317	133,277,863
MGM Mirage, Inc.	217,700	3,740,086		0	0		0	0		217,700	3,740,086
Royal Caribbean Cruises Ltd.	24,500	1,270,815	(e)	0	0		94,500	4,901,715	(e)	119,000	6,172,530	(e)
Starbucks Corp.	293,791	22,912,760		371,575	28,979,134		0	0		665,366	51,891,894
Wyndham Destinations, Inc.	61,680	1,961,424					228,000	7,250,400		289,680	9,211,824
Wyndham Hotels & Resorts, Inc.	0	0					41,208	1,892,683		41,208	1,892,683
Wynn Resorts Ltd.	135,200	11,259,456					0	0		135,200	11,259,456
Yum China Holdings, Inc.	0	0		327,589	15,180,474					327,589	15,180,474
Yum! Brands, Inc.	1,083,186	97,194,280		240,308	21,562,837		0	0		1,323,494	118,757,117

		326,132,980			79,458,349			23,844,760			429,436,089

Household Durables
D.R. Horton, Inc.	221,846	12,268,084			0		151,979	8,404,439		373,825	20,672,523
Garmin Ltd.	26,842	2,420,343			0					26,842	2,420,343
Lennar Corp.:
Class A	215,473	13,027,498		241,600	14,607,136		361,103	21,832,287		818,176	49,466,921
Class B	0	0		0	0		6,200	278,256		6,200	278,256
Mohawk Industries, Inc.	70,700	6,589,240	(a)	0	0		79,003	7,363,080	(a)	149,703	13,952,320	(a)
Newell Brands, Inc.	0	0		0	0		358,406	4,713,039		358,406	4,713,039
PulteGroup, Inc.	312,824	10,626,631		388,000	13,180,360		615,307	20,901,979		1,316,131	44,708,970
Sony Corp. sponsored ADR	0	0		0	0		179,000	11,592,040	(e)	179,000	11,592,040	(e)
Whirlpool Corp.	105,723	12,879,176		0	0		174,522	21,260,270		280,245	34,139,446

		57,810,972			27,787,496			96,345,390			181,943,858

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. sponsored ADR	96,408	19,994,055	(a)	486,370	100,868,274	(a)	0	0		582,778	120,862,329	(a)
Amazon.com, Inc.	362,125	884,443,236	(a)	139,979	341,880,510	(a)	0	0		502,104	1,226,323,746	(a)
eBay, Inc.	323,594	14,736,471		0	0		841,000	38,299,140		1,164,594	53,035,611
Expedia, Inc.	11,600	921,968		0	0		0	0		11,600	921,968
Ocado Group PLC	28,900	782,001	(a)	0	0		0	0		28,900	782,001	(a)
The Booking Holdings, Inc.	76,280	125,054,958	(a)	8,413	13,792,440	(a)	5,618	9,210,262	(a)	90,311	148,057,660	(a)

		1,045,932,689			456,541,224			47,509,402			1,549,983,315

Leisure Products
Hasbro, Inc.	57,035	4,192,643		0	0		0	0		57,035	4,192,643

Multiline Retail
Big Lots, Inc.	13,500	523,125		0	0		160,800	6,231,000		174,300	6,754,125
Dillard’s, Inc. Class A	19,700	591,197	(e)	0	0		109,300	3,280,093	(e)	129,000	3,871,290	(e)
Dollar General Corp.	150,731	28,866,494		0	0		0	0		150,731	28,866,494
Dollar Tree, Inc.	272,142	26,634,538	(a)	0	0		0	0		272,142	26,634,538	(a)
Kohl’s Corp.	121,838	2,341,726		0	0		524,755	10,085,791		646,593	12,427,517
Macy’s, Inc.	103,200	656,352	(e)	0	0		348,100	2,213,916	(e)	451,300	2,870,268	(e)
Nordstrom, Inc.	0	0		0	0		232,156	3,744,676	(e)	232,156	3,744,676	(e)
Target Corp.	253,246	30,979,583		188,080	23,007,826		230,200	28,160,366		671,526	82,147,775

		90,593,015			23,007,826			53,715,842			167,316,683

Specialty Retail
Advance Auto Parts, Inc.	20,227	2,818,026		182,231	25,388,423		27,500	3,831,300		229,958	32,037,749
American Eagle Outfitters, Inc.	110,600	1,013,096		0	0		464,400	4,253,904		575,000	5,267,000
AutoZone, Inc.	21,052	24,164,749	(a)	15,200	17,447,472	(a)	32,895	37,758,855	(a)	69,147	79,371,076	(a)
Best Buy Co., Inc.	325,725	25,435,865		0	0		502,105	39,209,379		827,830	64,645,244
Burlington Stores, Inc.	91,500	19,184,805	(a)	0	0		0	0		91,500	19,184,805	(a)
CarMax, Inc.	177,900	15,664,095	(a)	0	0		67,311	5,926,734	(a)	245,211	21,590,829	(a)
Dick’s Sporting Goods, Inc.	0	0		0	0		233,200	8,409,192		233,200	8,409,192
Foot Locker, Inc.	0	0		0	0		71,661	1,985,010		71,661	1,985,010
Gap, Inc.	101,600	904,240		0	0		0	0		101,600	904,240
Lowe’s Companies, Inc.	807,647	105,276,786		0	0		40,818	5,320,626		848,465	110,597,412
Murphy U.S.A., Inc.	0	0		0	0		52,406	6,084,337	(a)	52,406	6,084,337	(a)
O’Reilly Automotive, Inc.	212,364	88,606,755	(a)	0	0		0	0		212,364	88,606,755	(a)
Office Depot, Inc.	40,900	101,023		0	0		579,800	1,432,106		620,700	1,533,129
Penske Automotive Group, Inc.	60,300	2,156,328		0	0		177,500	6,347,400		237,800	8,503,728
Ross Stores, Inc.	341,829	33,143,740		0	0		0	0		341,829	33,143,740
Sleep Number Corp.	40,400	1,259,268	(a)	0	0		162,100	5,052,657	(a)	202,500	6,311,925	(a)
The Home Depot, Inc.	746,813	185,568,094		280,470	69,691,186		33,557	8,338,243		1,060,840	263,597,523
TJX Companies, Inc.	1,080,454	57,004,753		0	0		99,969	5,274,364		1,180,423	62,279,117
Ulta Beauty, Inc.	172,471	42,084,649	(a)	32,126	7,839,065	(a)	0	0		204,597	49,923,714	(a)
Williams-Sonoma, Inc.	9,300	773,853		0	0		71,848	5,978,472		81,148	6,752,325

		605,160,125			120,366,146			145,202,579			870,728,850

Textiles, Apparel & Luxury Goods
Carter’s, Inc.	0	0		0	0		111,600	9,587,556		111,600	9,587,556
Columbia Sportswear Co.	69,400	5,070,364		0	0		102,847	7,514,002		172,247	12,584,366
Hanesbrands, Inc.	45,523	448,857		0	0		0	0		45,523	448,857
NIKE, Inc. Class B	721,675	71,142,722		0	0		0	0		721,675	71,142,722
Ralph Lauren Corp.	33,008	2,492,434		0	0		98,129	7,409,721		131,137	9,902,155
Skechers U.S.A., Inc. Class A (sub. vtg.)	16,000	501,120	(a)	0	0		55,200	1,728,864	(a)	71,200	2,229,984	(a)
Tapestry, Inc.	339,000	4,610,400		0	0		137,087	1,864,383		476,087	6,474,783
VF Corp.	178,600	10,019,460		0	0		0	0		178,600	10,019,460

		94,285,357			0			28,104,526			122,389,883

TOTAL CONSUMER DISCRETIONARY		2,353,728,443			715,836,614			519,420,197			3,588,985,254

CONSUMER STAPLES
Beverages
Anheuser-Busch InBev SA NV ADR	33,800	1,584,544	(e)	193,048	9,050,090		0	0		226,848	10,634,634	(e)
Coca-Cola European Partners PLC	0	0		0	0		73,126	2,756,850		73,126	2,756,850
Constellation Brands, Inc. Class A (sub. vtg.)	314,062	54,238,507		0	0		0	0		314,062	54,238,507
Diageo PLC sponsored ADR	22,400	3,149,664		0	0		0	0		22,400	3,149,664
Keurig Dr. Pepper, Inc.	868,030	24,235,398		347,694	9,707,616		180,734	5,046,093		1,396,458	38,989,107
Molson Coors Beverage Co. Class B	94,200	3,575,832		0	0		443,782	16,845,965		537,982	20,421,797
Monster Beverage Corp.	661,840	47,592,914	(a)	999,566	71,878,791	(a)	0	0		1,661,406	119,471,705	(a)
PepsiCo, Inc.	598,296	78,705,839		0	0		0	0		598,296	78,705,839
The Coca-Cola Co.	2,129,902	99,423,825		251,746	11,751,503		226,000	10,549,680		2,607,648	121,725,008

		312,506,523			102,388,000			35,198,588			450,093,111

Food & Staples Retailing
Costco Wholesale Corp.	247,519	76,352,186		185,181	57,122,783		0	0		432,700	133,474,969
Kroger Co.	259,450	8,463,259		0	0		1,361,702	44,418,719		1,621,152	52,881,978
Performance Food Group Co.	51,400	1,369,810	(a)	0	0		0	0		51,400	1,369,810	(a)
Sprouts Farmers Market LLC	54,280	1,364,056	(a)	407,600	10,242,988	(a)	0	0		461,880	11,607,044	(a)
Sysco Corp.	424,273	23,402,899		0	0		139,475	7,693,441		563,748	31,096,340
Walgreens Boots Alliance, Inc.	287,000	12,323,780		0	0		1,446,467	62,111,293		1,733,467	74,435,073
Walmart, Inc.	628,360	77,954,342	(i)	208,574	25,875,690		0	0		836,934	103,830,032	(i)

		201,230,332			93,241,461			114,223,453			408,695,246

Food Products
Archer Daniels Midland Co.	66,700	2,621,977		0	0		229,500	9,021,645		296,200	11,643,622

Campbell Soup Co.	45,855	2,337,688		343,600	17,516,728	0	0		389,455	19,854,416
Conagra Brands, Inc.	1,652,317	57,484,108		0	0	719,100	25,017,489		2,371,417	82,501,597
General Mills, Inc.	30,927	1,949,638		0	0	0	0		30,927	1,949,638
Ingredion, Inc.	43,100	3,630,313		0	0	201,900	17,006,037		245,000	20,636,350
Kellogg Co.	40,800	2,664,648		0	0	140,559	9,179,908		181,359	11,844,556
Mondelez International, Inc.	1,297,883	67,645,662		0	0	0	0		1,297,883	67,645,662
Pilgrim’s Pride Corp.	119,600	2,472,132	(a)	0	0	270,400	5,589,168	(a)	390,000	8,061,300	(a)
Post Holdings, Inc.	91,900	8,000,814	(a)	0	0	101,652	8,849,823	(a)	193,552	16,850,637	(a)
The a2 Milk Co. Ltd.	187,816	2,217,093		0	0	0	0		187,816	2,217,093
The Hershey Co.	25,867	3,509,635		0	0	0	0		25,867	3,509,635
The J.M. Smucker Co.	63,570	7,242,530		0	0	286,945	32,691,644		350,515	39,934,174
The Kraft Heinz Co.	141,300	4,305,411		0	0	1,029,600	31,371,912		1,170,900	35,677,323
Tyson Foods, Inc. Class A	508,330	31,231,795		0	0	519,012	31,888,097		1,027,342	63,119,892

		197,313,444			17,516,728		170,615,723			385,445,895

Household Products
Church & Dwight Co., Inc.	197,448	14,822,421		0	0	0	0		197,448	14,822,421
Colgate-Palmolive Co.	110,872	8,019,372		357,712	25,873,309	0	0		468,584	33,892,681
Energizer Holdings, Inc.	3,100	136,028		0	0	199,467	8,752,612	(e)	202,567	8,888,640	(e)
Kimberly-Clark Corp.	233,025	32,959,056		0	0	45,303	6,407,656		278,328	39,366,712
Procter & Gamble Co.	3,832,003	444,205,788		150,160	17,406,547	140,058	16,235,523		4,122,221	477,847,858
Reckitt Benckiser Group PLC	53,326	4,776,226		0	0	0	0		53,326	4,776,226
Spectrum Brands Holdings, Inc.	13,800	653,016		0	0	0	0		13,800	653,016

		505,571,907			43,279,856		31,395,791			580,247,554

Personal Products
Coty, Inc. Class A	0	0		0	0	617,960	2,243,195		617,960	2,243,195
Estee Lauder Companies, Inc. Class A	90,092	17,790,467		0	0	0	0		90,092	17,790,467
Unilever NV	25,800	1,333,290		0	0	0	0		25,800	1,333,290

		19,123,757			0		2,243,195			21,366,952

Tobacco
Altria Group, Inc.	3,185,200	124,382,060		0	0	0	0		3,185,200	124,382,060
British American Tobacco PLC sponsored ADR	241,800	9,691,344		0	0	0	0		241,800	9,691,344
Philip Morris International, Inc.	869,405	63,779,551		0	0	641,349	47,049,363		1,510,754	110,828,914

		197,852,955			0		47,049,363			244,902,318

TOTAL CONSUMER STAPLES		1,433,598,918			256,426,045		400,726,113			2,090,751,076

ENERGY
Energy Equipment & Services
Baker Hughes Co. Class A	221,797	3,661,868			0	0	0		221,797	3,661,868
Halliburton Co.	1,445,700	16,986,975			0	0	0		1,445,700	16,986,975
Helmerich & Payne, Inc.	39,991	805,019			0	0	0		39,991	805,019
Oceaneering International, Inc.	219,767	1,410,904	(a)		0	0	0		219,767	1,410,904	(a)
SBM Offshore NV	75,400	1,028,646			0	0	0		75,400	1,028,646
Schlumberger Ltd.	298,588	5,514,920		642,014	11,857,999	0	0		940,602	17,372,919
Subsea 7 SA	343,200	1,970,070		0	0	0	0		343,200	1,970,070
TechnipFMC PLC	231,067	1,709,896		0	0	0	0		231,067	1,709,896

		33,088,298			11,857,999	0	0			44,946,297

Oil, Gas & Consumable Fuels
Africa Oil Corp.	527,000	405,723	(a)(e)	0	0	0	0		527,000	405,723	(a)(e)
Aker Bp ASA	34,300	550,981		0	0	0	0		34,300	550,981
Apache Corp.	257,200	2,775,188		0	0	0	0		257,200	2,775,188
Cabot Oil & Gas Corp.	77,602	1,539,624		0	0	967,479	19,194,783		1,045,081	20,734,407
Canadian Natural Resources Ltd.	199,000	3,635,000		0	0	0	0		199,000	3,635,000
Cenovus Energy, Inc. (Canada)	2,292,800	9,991,502		0	0	0	0		2,292,800	9,991,502
Cheniere Energy, Inc.	22,700	1,006,745	(a)	0	0	0	0		22,700	1,006,745	(a)
Chevron Corp.	1,570,423	144,007,789		0	0	970,346	88,980,728		2,540,769	232,988,517
Concho Resources, Inc.	183,800	10,020,776		0	0	71,600	3,903,632		255,400	13,924,408
ConocoPhillips Co.	2,165,829	91,354,667		0	0	1,253,168	52,858,626		3,418,997	144,213,293
Diamondback Energy, Inc.	398,396	16,963,702		0	0	80,461	3,426,029		478,857	20,389,731
Enbridge, Inc.	605,204	19,638,870		0	0	0	0		605,204	19,638,870
EOG Resources, Inc.	1,361,834	69,412,679		0	0	0	0		1,361,834	69,412,679
EQT Corp.	0	0		0	0	369,163	4,924,634		369,163	4,924,634
Equinor ASA sponsored ADR	1,094,700	15,971,673		0	0	0	0		1,094,700	15,971,673
Equitrans Midstream Corp.	0	0		0	0	621,671	5,029,318	(e)	621,671	5,029,318	(e)
Exxon Mobil Corp.	1,716,208	78,035,978		0	0	0	0		1,716,208	78,035,978
Galp Energia SGPS SA Class B	160,000	1,903,711		0	0	0	0		160,000	1,903,711
Gibson Energy, Inc.	26,100	403,769		0	0	0	0		26,100	403,769
Gulfport Energy Corp.	0	0		0	0	1,106,553	1,670,895	(a)	1,106,553	1,670,895	(a)
Hess Corp.	737,600	35,013,872		0	0	0	0		737,600	35,013,872

HollyFrontier Corp.	96,612	3,038,447		0	0	0	0		96,612	3,038,447
Kinder Morgan, Inc.	261,500	4,131,700		0	0	1,456,406	23,011,215		1,717,906	27,142,915
Kosmos Energy Ltd.	701,900	1,277,458		0	0	0	0		701,900	1,277,458
Magellan Midstream Partners LP	332,108	15,057,777		0	0	0	0		332,108	15,057,777
Marathon Petroleum Corp.	398,866	14,016,151		0	0	726,489	25,528,823		1,125,355	39,544,974
MEG Energy Corp.	512,500	1,191,125	(a)	0	0	0	0		512,500	1,191,125	(a)
Noble Energy, Inc.	33,804	295,109		0	0	0	0		33,804	295,109
Occidental Petroleum Corp.	28,319	366,731		0	0	0	0		28,319	366,731
PBF Energy, Inc. Class A	124,900	1,326,438		0	0	522,862	5,552,794		647,762	6,879,232
Phillips 66 Co.	276,353	21,627,386		0	0	789,048	61,750,896		1,065,401	83,378,282
Pioneer Natural Resources Co.	315,529	28,902,456		0	0	106,000	9,709,600		421,529	38,612,056
Royal Dutch Shell PLC Class A sponsored ADR	0	0		0	0	85,724	2,738,882	(e)	85,724	2,738,882	(e)
Shell Midstream Partners LP	45,900	619,191	(e)	0	0	0	0		45,900	619,191	(e)
Suncor Energy, Inc.	710,975	12,171,892		0	0	0	0		710,975	12,171,892
Targa Resources Corp.	214,300	3,833,827		0	0	0	0		214,300	3,833,827
TC Energy Corp.	70,250	3,161,953		0	0	0	0		70,250	3,161,953
The Williams Companies, Inc.	88,764	1,813,449		0	0	547,161	11,178,499		635,925	12,991,948
Total SA sponsored ADR	1,131,644	42,527,182		0	0	79,439	2,985,318		1,211,083	45,512,500
Tourmaline Oil Corp.	33,400	331,853		0	0	0	0		33,400	331,853
Valero Energy Corp.	333,813	22,245,298		0	0	725,670	48,358,649		1,059,483	70,603,947

		680,567,672			0		370,803,321			1,051,370,993

TOTAL ENERGY		713,655,970			11,857,999		370,803,321			1,096,317,290

FINANCIALS
Banks
Bank of America Corp.	6,534,874	157,621,161		0	0	8,757,069	211,220,504		15,291,943	368,841,665
BOK Financial Corp.	0	0		0	0	69,000	3,514,860		69,000	3,514,860
CIT Group, Inc.	74,500	1,351,430		0	0	251,200	4,556,768		325,700	5,908,198
Citigroup, Inc.	2,574,303	123,334,857		0	0	2,294,173	109,913,828		4,868,476	233,248,685
Citizens Financial Group, Inc.	232,100	5,593,610		0	0	1,075,564	25,921,092		1,307,664	31,514,702
Comerica, Inc.	91,400	3,322,390		0	0	0	0		91,400	3,322,390
Commerce Bancshares, Inc.	13,400	853,982		0	0	150,161	9,569,761		163,561	10,423,743
Cullen/Frost Bankers, Inc.	6,700	508,999		0	0	83,768	6,363,855		90,468	6,872,854
East West Bancorp, Inc.	15,000	524,250		0	0	187,500	6,553,125		202,500	7,077,375
EFG Eurobank Ergasias SA	2,844,900	1,200,033	(a)	0	0	0	0		2,844,900	1,200,033	(a)
Fifth Third Bancorp	2,914,663	56,515,316		0	0	1,168,258	22,652,523		4,082,921	79,167,839
First Horizon National Corp.	421,100	3,937,285		0	0	0	0		421,100	3,937,285
First Republic Bank	155,355	16,804,750		0	0	44,589	4,823,192		199,944	21,627,942
Huntington Bancshares, Inc.	390,200	3,468,878		0	0	878,237	7,807,527		1,268,437	11,276,405
JPMorgan Chase & Co.	2,863,390	278,636,481		0	0	2,267,594	220,659,572		5,130,984	499,296,053
KeyCorp	2,187,568	25,922,681		0	0	1,651,496	19,570,228		3,839,064	45,492,909
M&T Bank Corp.	81,477	8,608,860		0	0	164,300	17,359,938		245,777	25,968,798
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	0	0		0	0	990,000	4,128,300		990,000	4,128,300
PNC Financial Services Group, Inc.	1,346,516	153,556,685		0	0	477,423	54,445,319		1,823,939	208,002,004
Regions Financial Corp.	764,600	8,647,626		0	0	2,571,460	29,083,213		3,336,060	37,730,839
Signature Bank	25,600	2,634,496		0	0	21,465	2,208,963		47,065	4,843,459
Societe Generale Series A	44,700	661,240		0	0	0	0		44,700	661,240
SVB Financial Group	132,037	28,354,946	(a)	0	0	21,300	4,574,175	(a)	153,337	32,929,121	(a)
Synovus Financial Corp.	57,300	1,099,587		0	0	0	0		57,300	1,099,587
Truist Financial Corp.	513,399	18,882,815		0	0	801,355	29,473,837		1,314,754	48,356,652
U.S. Bancorp	638,310	22,698,304		0	0	899,631	31,990,878		1,537,941	54,689,182
Wells Fargo & Co.	4,460,844	118,078,541		0	0	889,020	23,532,359		5,349,864	141,610,900
Zions Bancorp NA	20,400	671,262		0	0	70,161	2,308,648		90,561	2,979,910

		1,043,490,465			0		852,232,465			1,895,722,930

Capital Markets
Ameriprise Financial, Inc.	104,240	14,600,897		0	0	422,573	59,189,800		526,813	73,790,697
Bank of New York Mellon Corp.	550,230	20,452,049		168,100	6,248,277	379,625	14,110,661		1,097,955	40,810,987
BlackRock, Inc. Class A	110,897	58,624,590		0	0	63,977	33,820,801		174,874	92,445,391
Cboe Global Markets, Inc.	96,953	10,321,616		0	0	0	0		96,953	10,321,616
Charles Schwab Corp.	1,898,340	68,169,389		288,291	10,352,530	867,520	31,152,643		3,054,151	109,674,562
CME Group, Inc.	161,700	29,526,420		0	0	0	0		161,700	29,526,420
E*TRADE Financial Corp.	451,104	20,543,276		0	0	0	0		451,104	20,543,276
Eaton Vance Corp. (non-vtg.)	13,300	479,465		0	0	45,900	1,654,695		59,200	2,134,160
FactSet Research Systems, Inc.	0	0		91,298	28,075,048				91,298	28,075,048
Goldman Sachs Group, Inc.	621,159	122,051,532		41,900	8,232,931	240,734	47,301,824		903,793	177,586,287
Intercontinental Exchange, Inc.	677,062	65,844,280		0	0	0	0		677,062	65,844,280
Invesco Ltd.	0	0		0	0	251,820	2,007,005		251,820	2,007,005
KKR & Co. LP	427,500	11,863,125		0	0	0	0		427,500	11,863,125
Legg Mason, Inc.	4,600	229,218		0	0	0	0		4,600	229,218
LPL Financial	9,700	692,483		0	0	33,335	2,379,786		43,035	3,072,269
MarketAxess Holdings, Inc.	13,523	6,877,663		0	0	0	0		13,523	6,877,663

Moody’s Corp.	11,008	2,943,649		0	0	0	0		11,008	2,943,649
Morgan Stanley	1,906,104	84,249,797		0	0	1,546,056	68,335,675		3,452,160	152,585,472
MSCI, Inc.	3,187	1,048,045		0	0	0	0		3,187	1,048,045
Northern Trust Corp.	199,700	15,778,297		0	0	173,848	13,735,730		373,548	29,514,027
Raymond James Financial, Inc.	167,400	11,597,472		0	0	57,222	3,964,340		224,622	15,561,812
S&P Global, Inc.	42,336	13,760,047		0	0	0	0		42,336	13,760,047
SEI Investments Co.	17,300	938,006		511,053	27,709,294	59,652	3,234,331		588,005	31,881,631
State Street Corp.	474,547	28,928,385		0	0	536,900	32,729,424		1,011,447	61,657,809
T. Rowe Price Group, Inc.	100,407	12,139,206		0	0	206,875	25,011,188		307,282	37,150,394
TD Ameritrade Holding Corp.	511,600	19,067,332		0	0	0	0		511,600	19,067,332
Tradeweb Markets, Inc. Class A	180,762	11,923,062		0	0	0	0		180,762	11,923,062
Virtu Financial, Inc. Class A	251,570	5,999,945		0	0	0	0		251,570	5,999,945

		638,649,246			80,618,080		338,627,903			1,057,895,229

Consumer Finance
360 Finance, Inc. ADR	74,100	744,705	(a)	0	0	0	0		74,100	744,705	(a)
Ally Financial, Inc.	932,600	16,264,544		0	0	0	0		932,600	16,264,544
American Express Co.	349,021	33,181,426		164,812	15,668,677	447,325	42,527,188		961,158	91,377,291
Capital One Financial Corp.	1,357,345	92,353,754		0	0	841,856	57,279,882		2,199,201	149,633,636
Credit Acceptance Corp.	2,300	850,586	(a)(e)	0	0	7,787	2,879,788	(a)(e)	10,087	3,730,374	(a)(e)
Discover Financial Services	371,399	17,645,166		0	0	340,900	16,196,159		712,299	33,841,325
Encore Capital Group, Inc.	2,500	79,425	(a)	0	0	0	0		2,500	79,425	(a)
Navient Corp.	115,400	858,576		0	0	619,200	4,606,848		734,600	5,465,424
OneMain Holdings, Inc.	344,100	8,027,853		0	0	0	0		344,100	8,027,853
Shriram Transport Finance Co. Ltd.	167,300	1,266,395		0	0	0	0		167,300	1,266,395
SLM Corp.	434,992	3,297,239		0	0	0	0		434,992	3,297,239
Synchrony Financial	50,467	1,028,013		0	0	0	0		50,467	1,028,013

		175,597,682			15,668,677		123,489,865			314,756,224

Diversified Financial Services
AXA Equitable Holdings, Inc.	2,586,699	49,431,818		0	0	191,800	3,665,298		2,778,499	53,097,116
Berkshire Hathaway, Inc.:				0	0
Class A	1	278,640	(a)	0	0	0	0		1	278,640	(a)
Class B	1,063,646	197,391,425	(a)	0	0	257,510	47,788,706		1,321,156	245,180,131	(a)
Jefferies Financial Group, Inc.	36,000	527,400		0	0	123,918	1,815,399		159,918	2,342,799
Voya Financial, Inc.	263,900	11,888,695		0	0	61,007	2,748,365		324,907	14,637,060

		259,517,978		0	0		56,017,768			315,535,746

Insurance
AFLAC, Inc.	310,901	11,338,559		0	0	689,732	25,154,526		1,000,633	36,493,085
Alleghany Corp.	1,700	872,270		0	0	13,855	7,109,001		15,555	7,981,271
Allstate Corp.	169,359	16,565,004		0	0	487,215	47,654,499		656,574	64,219,503
American Financial Group, Inc.	32,900	1,981,896		0	0	97,800	5,891,472		130,700	7,873,368
American International Group, Inc.	2,104,007	63,246,450		0	0	488,609	14,687,587		2,592,616	77,934,037
Aon PLC	20,336	4,005,175		0	0	0	0		20,336	4,005,175
Arch Capital Group Ltd.	48,500	1,368,670	(a)	0	0	166,800	4,707,096	(a)	215,300	6,075,766	(a)
Arthur J. Gallagher & Co.	26,138	2,464,291		0	0	0	0		26,138	2,464,291
Assurant, Inc.	24,169	2,479,256		0	0	24,700	2,533,726		48,869	5,012,982
Assured Guaranty Ltd.	46,100	1,195,373		0	0	196,950	5,106,914		243,050	6,302,287
Axis Capital Holdings Ltd.	35,700	1,340,178		0	0	161,900	6,077,726		197,600	7,417,904
Chubb Ltd.	743,062	90,608,980		0	0	421,864	51,442,096		1,164,926	142,051,076
CNA Financial Corp.	0	0		0	0	37,800	1,142,694		37,800	1,142,694
Everest Re Group Ltd.	18,600	3,690,426		0	0	106,295	21,089,991		124,895	24,780,417
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,900	1,361,153		0	0	17,863	4,970,558		22,763	6,331,711
First American Financial Corp.	11,800	595,782		0	0	40,500	2,044,845		52,300	2,640,627
FNF Group	32,900	1,049,510		0	0	113,337	3,615,450		146,237	4,664,960
Globe Life, Inc.	28,300	2,179,666		0	0	97,482	7,508,064		125,782	9,687,730
Hanover Insurance Group, Inc.	4,100	411,435		0	0	14,200	1,424,970		18,300	1,836,405
Hartford Financial Services Group, Inc.	348,270	13,335,258		0	0	455,977	17,459,359		804,247	30,794,617
Lincoln National Corp.	133,900	5,078,827		0	0	531,900	20,174,967		665,800	25,253,794
Loews Corp.	35,600	1,183,344		0	0	677,640	22,524,754		713,240	23,708,098
Markel Corp.	1,680	1,507,666	(a)	0	0	5,762	5,170,934	(a)	7,442	6,678,600	(a)
Marsh & McLennan Companies, Inc.	264,954	28,063,928		0	0	122,411	12,965,773		387,365	41,029,701
MetLife, Inc.	1,234,342	44,448,655		221,700	7,983,417	897,616	32,323,152		2,353,658	84,755,224
Old Republic International Corp.	25,900	403,781		0	0	89,000	1,387,510		114,900	1,791,291
Progressive Corp.	961,832	74,715,110		0	0	369,961	28,738,570		1,331,793	103,453,680
Prudential Financial, Inc.	124,100	7,565,136		0	0	420,508	25,634,168		544,608	33,199,304
Reinsurance Group of America, Inc.	18,700	1,697,025		0	0	44,273	4,017,775		62,973	5,714,800
RenaissanceRe Holdings Ltd.	4,600	772,156		0	0	16,000	2,685,760		20,600	3,457,916
The Travelers Companies, Inc.	247,526	26,480,331		0	0	380,861	40,744,510		628,387	67,224,841
Unum Group	96,100	1,455,915		0	0	383,000	5,802,450		479,100	7,258,365
W.R. Berkley Corp.	18,400	1,066,280		0	0	63,415	3,674,899		81,815	4,741,179

Willis Group Holdings PLC	201,371	40,858,176		0	0		0	0		201,371	40,858,176

		455,385,662			7,983,417			435,465,796			898,834,875

Mortgage Real Estate Investment Trusts
Annaly Capital Management, Inc.	427,600	2,634,016		0	0		1,012,900	6,239,464		1,440,500	8,873,480

Thrifts & Mortgage Finance
MGIC Investment Corp.	1,267,200	10,403,712		0	0		0	0		1,267,200	10,403,712
New York Community Bancorp, Inc.	55,900	561,795		0	0		192,398	1,933,600		248,298	2,495,395
Radian Group, Inc.	133,900	2,126,332		0	0		448,300	7,119,004		582,200	9,245,336

		13,091,839			0			9,052,604			22,144,443

TOTAL FINANCIALS		2,588,366,888			104,270,174			1,821,125,865			4,513,762,927

HEALTH CARE
Biotechnology
AbbVie, Inc.	2,074,408	192,235,389		302,666	28,048,058		407,348	37,748,939		2,784,422	258,032,386
Acceleron Pharma, Inc.	40,000	3,953,200	(a)	0	0		0	0		40,000	3,953,200	(a)
ADC Therapeutics SA	68,500	2,531,075	(a)(e)	0	0		0	0		68,500	2,531,075	(a)(e)
Alexion Pharmaceuticals, Inc.	427,142	51,214,326	(a)	142,669	17,106,013	(a)	293,400	35,178,660	(a)	863,211	103,498,999	(a)
Alnylam Pharmaceuticals, Inc.	40,400	5,464,908	(a)	0	0		0	0		40,400	5,464,908	(a)
Amgen, Inc.	443,037	101,765,599		236,349	54,289,365		465,456	106,915,243		1,144,842	262,970,207
Arcutis Biotherapeutics, Inc.	50,000	1,677,500	(a)(e)	0	0		0	0		50,000	1,677,500	(a)(e)
Argenx SE ADR	28,000	6,140,400	(a)	0	0		0	0		28,000	6,140,400	(a)
Ascendis Pharma A/S sponsored ADR	44,000	6,401,560	(a)	0	0		0	0		44,000	6,401,560	(a)
BELLUS Health, Inc.	140,000	1,468,600	(a)	0	0		0	0		140,000	1,468,600	(a)
Biogen, Inc.	190,011	58,350,478	(a)	0	0		147,600	45,326,484	(a)	337,611	103,676,962	(a)
BioMarin Pharmaceutical, Inc.	0	0		128,010	13,639,466	(a)	0	0		128,010	13,639,466	(a)
Crinetics Pharmaceuticals, Inc.	31,000	506,540	(a)(e)	0	0		0	0		31,000	506,540	(a)(e)
Gilead Sciences, Inc.	384,604	29,933,729		0	0		824,868	64,199,476		1,209,472	94,133,205
Gritstone Oncology, Inc.	93,400	603,364	(a)(e)	0	0		0	0		93,400	603,364	(a)(e)
Heron Therapeutics, Inc.	13,800	251,436	(a)	0	0		0	0		13,800	251,436	(a)
Incyte Corp.	168,949	17,217,593	(a)	0	0		0	0		168,949	17,217,593	(a)
Innovent Biologics, Inc.	340,000	1,867,103	(a)(g)	0	0		0	0		340,000	1,867,103	(a)(g)
Insmed, Inc.	36,200	879,298	(a)	0	0		0	0		36,200	879,298	(a)
Intercept Pharmaceuticals, Inc.	75,400	5,448,404	(a)	0	0		0	0		75,400	5,448,404	(a)
Neurocrine Biosciences, Inc.	34,000	4,241,840	(a)	0	0		0	0		34,000	4,241,840	(a)
ORIC Pharmaceuticals, Inc.	60,000	1,741,200	(a)(e)	0	0		0	0		60,000	1,741,200	(a)(e)
Passage Bio, Inc.	28,000	616,840	(e)	0	0		0	0		28,000	616,840	(e)
Principia Biopharma, Inc.	45,000	2,875,050	(a)	0	0		0	0		45,000	2,875,050	(a)
Regeneron Pharmaceuticals, Inc.	33,636	20,612,477	(a)	107,502	65,878,301	(a)	0	0		141,138	86,490,778	(a)
Revolution Medicines, Inc.	60,000	1,843,200	(e)	0	0		0	0		60,000	1,843,200	(e)
Sarepta Therapeutics, Inc.	40,000	6,090,800	(a)	0	0		0	0		40,000	6,090,800	(a)
TG Therapeutics, Inc.	70,000	1,305,500	(a)	0	0		0	0		70,000	1,305,500	(a)
Turning Point Therapeutics, Inc.	28,000	1,939,000	(a)(e)	0	0		0	0		28,000	1,939,000	(a)(e)
Twist Bioscience Corp.	50,000	1,897,500	(a)	0	0		0	0		50,000	1,897,500	(a)
United Therapeutics Corp.	4,700	554,365	(a)	0	0		0	0		4,700	554,365	(a)
Vertex Pharmaceuticals, Inc.	392,395	112,994,064	(a)	36,400	10,481,744	(a)	0	0		428,795	123,475,808	(a)
Xencor, Inc.	50,000	1,512,500	(a)	0	0		0	0		50,000	1,512,500	(a)
Zymeworks, Inc.	55,000	2,096,600	(a)	0	0		0	0		55,000	2,096,600	(a)

		648,231,438			189,442,947			289,368,802			1,127,043,187

Health Care Equipment & Supplies
Abbott Laboratories	523,860	49,724,791			0		0	0		523,860	49,724,791
Alcon, Inc.	0	0	(a)	154,006	9,785,541	(a)	164,000	10,420,560	(a)(e)	318,006	20,206,101	(a)(e)
Alcon, Inc. (Switzerland)	105,393	6,780,743	(a)	0	0		0	0		105,393	6,780,743	(a)
Align Technology, Inc.	10,375	2,548,308	(a)	0	0		0	0		10,375	2,548,308	(a)
Baxter International, Inc.	691,482	62,240,295		0	0		0	0		691,482	62,240,295
Becton, Dickinson & Co.	379,088	93,608,200		0	0		0	0		379,088	93,608,200
Boston Scientific Corp.	3,098,565	117,714,484	(a)	0	0		0	0		3,098,565	117,714,484	(a)
Danaher Corp.	260,967	43,479,712		0	0		107,000	17,827,270		367,967	61,306,982
DexCom, Inc.	1,307	494,451	(a)	0	0		0	0		1,307	494,451	(a)
Edwards Lifesciences Corp.	32,333	7,265,872	(a)	0	0		0	0		32,333	7,265,872	(a)
Genmark Diagnostics, Inc. (a)	360,000	3,416,400	(a)	0	0		0	0		360,000	3,416,400	(a)
Hologic, Inc.	313,895	16,636,435	(a)	0	0		0	0		313,895	16,636,435	(a)
Insulet Corp.	41,500	7,825,655	(a)	0	0		0	0		41,500	7,825,655	(a)
Intuitive Surgical, Inc.	129,900	75,345,897	(a)	32,717	18,976,842	(a)	0	0		162,617	94,322,739	(a)
Masimo Corp.	26,000	6,244,940	(a)	0	0		0	0		26,000	6,244,940	(a)
Medtronic PLC	112,532	11,093,405		0	0		314,406	30,994,143		426,938	42,087,548
Nanosonics Ltd.	300,000	1,445,747	(a)	0	0		0	0		300,000	1,445,747	(a)
Nevro Corp. (a)	14,000	1,758,400	(a)	0	0		0	0		14,000	1,758,400	(a)
OraSure Technologies, Inc.	180,000	2,617,200	(a)	0	0		0	0		180,000	2,617,200	(a)

Penumbra, Inc. (a)	42,800	7,379,576	(a)	0	0		0	0		42,800	7,379,576	(a)
Quidel Corp.	28,000	4,900,000	(a)	0	0		0	0		28,000	4,900,000	(a)
ResMed, Inc.	19,984	3,213,827		0	0		0	0		19,984	3,213,827
Stryker Corp.	187,587	36,716,404		42,000	8,220,660		0	0		229,587	44,937,064
Tandem Diabetes Care, Inc.	22,000	1,829,300	(a)	0	0		0	0		22,000	1,829,300	(a)
The Cooper Companies, Inc.	16,692	5,291,030		25,298	8,018,960		0	0		41,990	13,309,990
Varian Medical Systems, Inc.	0	0		91,389	11,093,711	(a)				91,389	11,093,711	(a)
Zimmer Biomet Holdings, Inc.	650,587	82,195,162		96,800	12,229,712		26,923	3,401,452		774,310	97,826,326

		651,766,234			68,325,426			62,643,425			782,735,085

Health Care Providers & Services
1Life Healthcare, Inc.	65,000	2,099,500	(a)(e)	0	0		0	0		65,000	2,099,500	(a)(e)
AmerisourceBergen Corp.	41,700	3,975,678		0	0		246,997	23,548,694		288,697	27,524,372
Anthem, Inc.	199,435	58,655,828		0	0		153,237	45,068,534		352,672	103,724,362
Cardinal Health, Inc.	275,397	15,061,462		0	0		381,300	20,853,297		656,697	35,914,759
Centene Corp.	1,200,598	79,539,618	(a)	257,674	17,070,903	(a)	0	0		1,458,272	96,610,521	(a)
Cigna Corp.	1,114,524	219,917,876		0	0		227,086	44,808,610		1,341,610	264,726,486
Covetrus, Inc.	57,700	881,656	(a)	0	0		0	0		57,700	881,656	(a)
CVS Health Corp.	609,344	39,954,686		271,900	17,828,483		529,000	34,686,530		1,410,244	92,469,699
DaVita HealthCare Partners, Inc.	43,217	3,498,848	(a)	0	0		57,300	4,639,008	(a)	100,517	8,137,856	(a)
HCA Holdings, Inc.	437,611	46,780,616		0	0		405,504	43,348,378		843,115	90,128,994
Henry Schein, Inc.	83,363	5,061,801	(a)	0	0		60,364	3,665,302	(a)	143,727	8,727,103	(a)
Humana, Inc.	209,785	86,148,210		0	0		0	0		209,785	86,148,210
Laboratory Corp. of America Holdings	51,956	9,108,926	(a)	54,000	9,467,280	(a)	39,976	7,008,592	(a)	145,932	25,584,798	(a)
McKesson Corp.	333,570	52,927,552		101,800	16,152,606		275,339	43,688,039		710,709	112,768,197
Molina Healthcare, Inc.	6,800	1,263,576	(a)	0	0		23,500	4,366,770	(a)	30,300	5,630,346	(a)
Quest Diagnostics, Inc.	50,400	5,961,312		0	0		199,467	23,592,957		249,867	29,554,269
UnitedHealth Group, Inc.	1,043,569	318,132,010		351,667	107,205,685		73,433	22,386,050		1,468,669	447,723,745
Universal Health Services, Inc. Class B	54,114	5,706,321		0	0		159,200	16,787,640		213,314	22,493,961

		954,675,476			167,724,957			338,448,401			1,460,848,834

Health Care Technology
Cerner Corp.	69,392	5,058,677		415,725	30,306,353		0	0		485,117	35,365,030
Inspire Medical Systems, Inc.	35,000	2,853,900	(a)	0	0		0	0		35,000	2,853,900	(a)
Veeva Systems, Inc. Class A	20,678	4,525,794	(a)	74,800	16,371,476	(a)	0	0		95,478	20,897,270	(a)

		12,438,371			46,677,829			0			59,116,200

Life Sciences Tools & Services
10X Genomics, Inc.	36,000	2,806,920	(a)	0	0		0	0		36,000	2,806,920	(a)
Agilent Technologies, Inc.	307,300	27,085,422		0	0		0	0		307,300	27,085,422
Avantor, Inc.	213,660	4,053,130		0	0		177,418	3,365,619		391,078	7,418,749
Bio-Rad Laboratories, Inc. Class A	2,800	1,375,696		0	0		9,700	4,765,804	(a)	12,500	6,141,500	(a)
Bruker Corp.	90,000	3,895,200		0	0		0	0		90,000	3,895,200
Illumina, Inc.	12,565	4,561,723	(a)	70,766	25,691,596	(a)	$0	0		83,331	30,253,319	(a)
Lonza Group AG	10,000	4,938,207		0	0		0	0		10,000	4,938,207
Mettler-Toledo International, Inc.	3,554	2,825,430	(a)	0	0		0	0		3,554	2,825,430	(a)
Thermo Fisher Scientific, Inc.	338,767	118,294,049		182,779	63,824,599		0	0		521,546	182,118,648

		169,835,777			89,516,195			8,131,423			267,483,395

Pharmaceuticals
AstraZeneca PLC:				0	0
(United Kingdom)	175,000	18,847,464		0	0		0	0		175,000	18,847,464
sponsored ADR	584,780	31,928,988		0	0		0	0		584,780	31,928,988
Bayer AG	292,890	20,021,842		0	0		0	0		292,890	20,021,842
Bristol-Myers Squibb Co.	1,480,032	88,387,511		499,435	29,826,258		839,072	50,109,380		2,818,539	168,323,149
Elanco Animal Health, Inc.	1,892,433	40,516,991	(a)	0	0		344,000	7,365,040	(a)	2,236,433	47,882,031	(a)
Eli Lilly & Co.	724,850	110,865,808		70,139	10,727,760		0	0		794,989	121,593,568
GlaxoSmithKline PLC sponsored ADR	490,112	20,545,495		0	0		143,111	5,999,213		633,223	26,544,708
Jazz Pharmaceuticals PLC	27,790	3,315,903	(a)	0	0		123,900	14,783,748	(a)	151,690	18,099,651	(a)
Johnson & Johnson	1,545,841	229,943,849		0	0		593,521	88,286,249		2,139,362	318,230,098
Mallinckrodt PLC (a)(e)	101,900	287,358		0	0		0	0		101,900	287,358
Merck & Co., Inc.	3,705,889	299,139,360		362,602	29,269,233		1,717,493	138,636,035		5,785,984	467,044,628
MyoKardia, Inc.	34,000	3,477,860	(a)	0	0		0	0		34,000	3,477,860	(a)
Nektar Therapeutics	80,000	1,736,000	(a)	0	0		0	0		80,000	1,736,000	(a)
Novartis AG sponsored ADR	150,700	13,175,701		365,200	31,929,436		204,933	17,917,292		720,833	63,022,429
Novo Nordisk A/S Series B sponsored ADR	134,500	8,868,930		244,238	16,105,054		0	0		378,738	24,973,984
Perrigo Co. PLC	16,300	892,751		0	0		56,000	3,067,120		72,300	3,959,871
Pfizer, Inc.	3,118,956	119,112,930		0	0		4,534,473	173,171,524		7,653,429	292,284,454
Roche Holding AG (participation certificate)	74,000	25,687,011		0	0		0	0		74,000	25,687,011
Roche Holding AG sponsored ADR	0	0		1,236,646	53,608,604					1,236,646	53,608,604
Sanofi SA	124,000	12,129,036		0	0		0	0		124,000	12,129,036
Sanofi SA sponsored ADR	555,000	27,256,050		0	0		0	0		555,000	27,256,050

Theravance Biopharma, Inc.	80,000	2,020,000	(a)	0	0		0	0		80,000	2,020,000	(a)
Zoetis, Inc. Class A	416,834	58,102,491		208,952	29,125,819		0	0		625,786	87,228,310

		1,136,259,329			200,592,164			499,335,601			1,836,187,094

TOTAL HEALTH CARE		3,573,206,625			762,279,518			1,197,927,652			5,533,413,795

INDUSTRIALS
Aerospace & Defense
Airbus Group NV	12,700	811,619		0	0		0	0		12,700	811,619
Curtiss-Wright Corp.	4,900	491,470		0	0		16,900	1,695,070		21,800	2,186,540
General Dynamics Corp.	256,947	37,727,528		0	0		211,454	31,047,791		468,401	68,775,319
Harris Corp.	124,230	24,777,674		0	0		0	0		124,230	24,777,674
Howmet Aerospace, Inc.	100,357	1,312,670		0	0		0	0		100,357	1,312,670
Huntington Ingalls Industries, Inc.	45,588	9,112,585		0	0		108,330	21,654,084		153,918	30,766,669
Lockheed Martin Corp.	248,257	96,432,949		0	0		116,066	45,084,677		364,323	141,517,626
Moog, Inc. Class A	27,100	1,471,259		0	0		100,300	5,445,287		127,400	6,916,546
Northrop Grumman Corp.	348,192	116,713,958		34,800	11,664,960		85,703	28,727,646		468,695	157,106,564
Raytheon Technologies Corp.	601,903	38,834,782		367,222	23,693,163		304,703	19,659,438		1,273,828	82,187,383
Safran SA	8,600	828,686		0	0		0	0		8,600	828,686
Spirit AeroSystems Holdings, Inc. Class A	57,800	1,252,526		0	0		166,500	3,608,055		224,300	4,860,581
Textron, Inc.	589,100	18,244,427		0	0		408,600	12,654,342		997,700	30,898,769
The Boeing Co.	298,524	43,539,725		301,224	43,933,520		0	0		599,748	87,473,245
Vectrus, Inc.	0	0		0	0		37,733	2,072,296	(a)	37,733	2,072,296	(a)

		391,551,858			79,291,643			171,648,686			642,492,187

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	158,207	12,835,334		135,035	10,955,390		0	0		293,242	23,790,724
Expeditors International of Washington, Inc.	0	0		492,749	37,631,241					492,749	37,631,241
FedEx Corp.	146,700	19,153,152		0	0		59,700	7,794,432		206,400	26,947,584
United Parcel Service, Inc. Class B	963,933	96,113,759		197,437	19,686,443		288,855	28,801,732		1,450,225	144,601,934
XPO Logistics, Inc.	25,700	2,025,417	(a)	0	0		200,000	15,762,000	(a)	225,700	17,787,417	(a)

		130,127,662			68,273,074			52,358,164			250,758,900

Airlines
Alaska Air Group, Inc.	190,486	6,512,716		0	0		0	0		190,486	6,512,716
American Airlines Group, Inc.	66,000	693,000	(e)	0	0		0	0		66,000	693,000	(e)
Delta Air Lines, Inc.	185,860	4,685,531		0	0		430,000	10,840,300		615,860	15,525,831
JetBlue Airways Corp.	149,800	1,508,486	(a)	0	0		0	0		149,800	1,508,486	(a)
Ryanair Holdings PLC sponsored ADR	11,900	854,063	(a)	0	0		0	0		11,900	854,063	(a)
Southwest Airlines Co.	0	0		0	0		172,372	5,533,141		172,372	5,533,141
United Airlines Holdings, Inc.	349,841	9,809,542	(a)(e)	0	0		319,300	8,953,172	(a)(e)	669,141	18,762,714	(a)(e)

		24,063,338			0			25,326,613			49,389,951

Building Products
Allegion PLC	20,745	2,068,277		0	0		96,000	9,571,200		116,745	11,639,477
Carrier Global Corp.	117,688	2,409,073	(a)	526,579	10,779,072	(a)	117,001	2,395,010	(a)	761,268	15,583,155	(a)
Fortune Brands Home & Security, Inc.	221,700	13,514,832		0	0		56,560	3,447,898		278,260	16,962,730
Johnson Controls International PLC	582,238	18,288,096		0	0		540,900	16,989,669		1,123,138	35,277,765
Masco Corp.	65,219	3,042,466		0	0		117,136	5,464,394		182,355	8,506,860
Owens Corning	13,000	682,500		0	0		160,989	8,451,923		173,989	9,134,423
Trane Technologies PLC	497,032	44,837,257		136,432	12,307,531		0	0		633,464	57,144,788

		84,842,501			23,086,603			46,320,094			154,249,198

Commercial Services & Supplies
Cintas Corp.	19,149	4,748,186		0	0		0	0		19,149	4,748,186
Copart, Inc.	26,279	2,349,080	(a)	198,200	17,717,098	(a)	0	0		224,479	20,066,178	(a)
Deluxe Corp.	49,200	1,147,836		0	0		166,100	3,875,113		215,300	5,022,949
Herman Miller, Inc.	68,300	1,572,266		0	0		0	0		68,300	1,572,266
IAA Spinco, Inc.	17,000	697,000	(a)	0	0		0	0		17,000	697,000	(a)
Waste Connection, Inc. (United States)	361,496	33,995,084		0	0		0	0		361,496	33,995,084

		44,509,452			17,717,098			3,875,113			66,101,663

Construction & Engineering
Jacobs Engineering Group, Inc.	1,022,534	85,913,307		0	0		0	0		1,022,534	85,913,307
Quanta Services, Inc.	17,100	631,503		0	0		58,702	2,167,865		75,802	2,799,368

		86,544,810			0			2,167,865			88,712,675

Electrical Equipment
Acuity Brands, Inc.	25,500	2,196,825		0	0		0	0		25,500	2,196,825
AMETEK, Inc.	273,000	25,036,830		0	0		29,635	2,717,826		302,635	27,754,656
Eaton Corp. PLC	513,695	43,612,706		0	0		402,067	34,135,488		915,762	77,748,194
Emerson Electric Co.	266,700	16,274,034		0	0		243,400	14,852,268		510,100	31,126,302
Hubbell, Inc. Class B	28,400	3,476,728		0	0		22,392	2,741,229		50,792	6,217,957

Sensata Technologies, Inc. PLC	19,000	677,350	(a)	0	0		65,493	2,334,825	(a)	84,493	3,012,175	(a)
Sunrun, Inc.	62,400	1,042,080	(a)	0	0		0	0		62,400	1,042,080	(a)
Vertiv Holdings Co.	67,021	853,177	(a)	0	0		0	0		67,021	853,177	(a)
Vertiv Holdings LLC	450,000	5,728,500	(k)	0	0		0	0		450,000	5,728,500	(k)
Vivint Solar, Inc.	1,094,128	8,227,843	(a)(e)	0	0		0	0		1,094,128	8,227,843	(a)(e)

		107,126,073			0			56,781,636			163,907,709

Industrial Conglomerates
3M Co.	101,108	15,817,336		0	0		209,242	32,733,818		310,350	48,551,154
Carlisle Companies, Inc.	6,500	779,090		0	0		66,366	7,954,629		72,866	8,733,719
General Electric Co.	13,747,572	90,321,548		0	0		0	0		13,747,572	90,321,548
Honeywell International, Inc.	1,943,633	283,478,873		83,102	12,120,427		331,023	48,279,705		2,357,758	343,879,005
Roper Technologies, Inc.	146,528	57,702,726		0	0		0	0		146,528	57,702,726

		448,099,573			12,120,427			88,968,152			549,188,152

Machinery
AGCO Corp.	72,900	4,026,267		0	0		245,838	13,577,633		318,738	17,603,900
Allison Transmission Holdings, Inc.	102,200	3,854,984		0	0		270,991	10,221,781		373,191	14,076,765
Caterpillar, Inc.	134,322	16,136,102		0	0		401,902	48,280,487		536,224	64,416,589
Cummins, Inc.	272,361	46,192,426		61,500	10,430,400		323,086	54,795,386		656,947	111,418,212
Deere & Co.	166,655	25,351,559		286,922	43,646,575		169,260	25,747,831		622,837	94,745,965
Dover Corp.	34,689	3,373,505		0	0		234,063	22,762,627		268,752	26,136,132
Flowserve Corp.	413,500	10,792,350		0	0		0	0		413,500	10,792,350
Fortive Corp.	713,037	43,480,996		0	0		0	0		713,037	43,480,996
Gardner Denver Holdings, Inc.	540,936	15,254,395	(a)	120,386	3,394,885	(a)	0	0		661,322	18,649,280	(a)
Illinois Tool Works, Inc.	0	0		0	0		42,116	7,263,325		42,116	7,263,325
ITT, Inc.	9,800	565,460		0	0		104,473	6,028,092		114,273	6,593,552
Lincoln Electric Holdings, Inc.	6,400	525,888		0	0		22,000	1,807,740		28,400	2,333,628
Meritor, Inc.	117,300	2,390,574	(a)	0	0		0	0		117,300	2,390,574	(a)
Middleby Corp.	0	0		0	0		67,787	4,616,295	(a)	67,787	4,616,295	(a)
Oshkosh Corp.	64,300	4,618,026		0	0		389,223	27,953,996		453,523	32,572,022
Otis Worldwide Corp.	324,353	17,077,185		49,179	2,589,274		111,026	5,845,519		484,558	25,511,978
PACCAR, Inc.	435,820	32,189,665		0	0		142,549	10,528,669		578,369	42,718,334
Parker Hannifin Corp.	114,500	20,606,565		0	0		107,970	19,431,361		222,470	40,037,926
Pentair PLC	19,400	759,316		0	0		66,719	2,611,382		86,119	3,370,698
Snap-On, Inc.	69,251	8,981,162		0	0		22,594	2,930,216		91,845	11,911,378
Stanley Black & Decker, Inc.	239,010	29,983,805		0	0		0	0		239,010	29,983,805
Timken Co.	62,900	2,675,766		0	0		197,300	8,393,142		260,200	11,068,908
Trinity Industries, Inc.	89,300	1,783,321		0	0		447,800	8,942,566	(e)	537,100	10,725,887	(e)
Westinghouse Air Brake Co.	266,456	16,272,468		0	0		0	0		266,456	16,272,468
Xylem, Inc.	0	0		0	0		129,000	8,557,860		129,000	8,557,860

		306,891,785			60,061,134			290,295,908			657,248,827

Professional Services
CoStar Group, Inc.	12,400	8,144,320	(a)	0	0		0	0		12,400	8,144,320	(a)
Equifax, Inc.	137,200	21,068,432		0	0		0	0		137,200	21,068,432
IHS Markit Ltd.	68,811	4,779,612		254,589	17,683,752		0	0		323,400	22,463,364
Manpower, Inc.	42,800	2,959,192		0	0		24,300	1,680,102		67,100	4,639,294
RELX PLC (London Stock Exchange)	131,020	3,031,505		0	0		0	0		131,020	3,031,505
Robert Half International, Inc.	65,247	3,310,633		0	0		75,155	3,813,365		140,402	7,123,998
TransUnion Holding Co., Inc.	56,724	4,894,714		0	0		0	0		56,724	4,894,714
Verisk Analytics, Inc.	2,626	453,458		0	0		0	0		2,626	453,458

		48,641,866			17,683,752			5,493,467			71,819,085

Road & Rail
AMERCO	2,400	774,000		0	0		8,039	2,592,578		10,439	3,366,578
CSX Corp.	525,042	37,582,506		0	0		320,500	22,941,390		845,542	60,523,896
J.B. Hunt Transport Services, Inc.	210,100	25,142,667		0	0		0	0		210,100	25,142,667
Kansas City Southern	5,042	758,922		0	0		38,091	5,733,457		43,133	6,492,379
Knight-Swift Transportation Holdings, Inc. Class A	221,700	9,224,937		0	0		70,320	2,926,015		292,020	12,150,952
Lyft, Inc.	445,254	13,918,640	(a)	0	0		0	0		445,254	13,918,640	(a)
Norfolk Southern Corp.	511,214	91,144,344		0	0		93,141	16,606,109		604,355	107,750,453
Ryder System, Inc.	59,100	2,024,766		0	0		0	0		59,100	2,024,766
Uber Technologies, Inc.	74,200	2,694,944		468,217	17,005,641		0	0		542,417	19,700,585
Union Pacific Corp.	679,537	115,426,155		0	0		36,689	6,231,994		716,226	121,658,149

		298,691,881			17,005,641			57,031,543			372,729,065

Trading Companies & Distributors
Beijer Ref AB (B Shares)	8,800	260,566		0	0		0	0		8,800	260,566
HD Supply Holdings, Inc.	77,900	2,470,209	(a)	0	0		275,700	8,742,447	(a)	353,600	11,212,656	(a)
United Rentals, Inc.	23,357	3,244,054	(a)	108,283	15,039,426	(a)	58,192	8,082,287	(a)	189,832	26,365,767	(a)
W.W. Grainger, Inc.	16,491	5,105,943		57,340	17,753,611		22,179	6,867,062		96,010	29,726,616

		11,080,772			32,793,037			23,691,796			67,565,605

TOTAL INDUSTRIALS		1,982,171,571			328,032,409			823,959,037			3,134,163,017

INFORMATION TECHNOLOGY
Communications Equipment
Arista Networks, Inc.	2,001	467,153	(a)	0	0		0	0		2,001	467,153	(a)
Cisco Systems, Inc.	3,445,789	164,777,630		1,032,696	49,383,523		2,671,605	127,756,151		7,150,090	341,917,304
CommScope Holding Co., Inc.	0	0		0	0		571,506	5,892,227	(a)	571,506	5,892,227	(a)
Ericsson (B Shares) sponsored ADR	175,700	1,605,898		0	0		0	0		175,700	1,605,898
Juniper Networks, Inc.	122,000	2,959,720		0	0		136,219	3,304,673		258,219	6,264,393
Lumentum Holdings, Inc.	2,400	175,968	(a)	0	0		0	0		2,400	175,968	(a)
Motorola Solutions, Inc.	300,776	40,704,016		0	0		0	0		300,776	40,704,016

		210,690,385			49,383,523			136,953,051			397,026,959

Electronic Equipment & Components
Amphenol Corp. Class A	272,900	26,351,224		0	0		0	0		272,900	26,351,224
Arrow Electronics, Inc.	39,800	2,749,384	(a)	0	0		215,478	14,885,220	(a)	255,278	17,634,604	(a)
CDW Corp.	100,340	11,128,709		0	0		0	0		100,340	11,128,709
Corning, Inc.	133,400	3,040,186		0	0		276,100	6,292,319		409,500	9,332,505
Flextronics International Ltd.	843,200	8,187,472	(a)	0	0		0	0		843,200	8,187,472	(a)
II-VI, Inc.	198,300	9,425,199	(a)	0	0		0	0		198,300	9,425,199	(a)
Insight Enterprises, Inc.	37,700	1,932,502	(a)	0	0		0	0		37,700	1,932,502	(a)
Jabil, Inc.	796,200	23,822,304		0	0		58,700	1,756,304		854,900	25,578,608
Keysight Technologies, Inc.	91,001	9,839,938	(a)	124,834	13,498,300	(a)	0	0		215,835	23,338,238	(a)
Vishay Intertechnology, Inc.	110,800	1,801,608		0	0		507,400	8,250,324		618,200	10,051,932

		98,278,526			13,498,300			31,184,167			142,960,993

IT Services
Accenture PLC Class A	331,361	66,809,005		0	0		0	0		331,361	66,809,005
Akamai Technologies, Inc.	40,102	4,242,792	(a)	216,409	22,896,072	(a)	0	0		256,511	27,138,864	(a)
Amdocs Ltd.	169,403	10,547,031		0	0		0	0		169,403	10,547,031
Automatic Data Processing, Inc.	237,587	34,804,120		82,025	12,015,842		0	0		319,612	46,819,962
Booz Allen Hamilton Holding Corp. Class A	17,812	1,420,685		134,200	10,703,792		0	0		152,012	12,124,477
Cognizant Technology Solutions Corp. Class A	471,492	24,989,076		0	0		215,300	11,410,900		686,792	36,399,976
CSG Systems International, Inc.	0	0		0	0		185,800	8,797,630		185,800	8,797,630
DXC Technology Co.	101,232	1,438,507		0	0		162,100	2,303,441		263,332	3,741,948
Fidelity National Information Services, Inc.	604,239	83,886,500		316,893	43,994,283		0	0		921,132	127,880,783
Fiserv, Inc.	555,201	59,278,811	(a)	265,114	28,306,222	(a)	0	0		820,315	87,585,033	(a)
FleetCor Technologies, Inc.	255,593	62,311,017	(a)	39,500	9,629,705	(a)	0	0		295,093	71,940,722	(a)
Gartner, Inc.	14,700	1,788,990	(a)	0	0		0	0		14,700	1,788,990	(a)
Genpact Ltd.	379,300	13,635,835		0	0		0	0		379,300	13,635,835
Global Payments, Inc.	329,373	59,119,160		98,650	17,706,689		0	0		428,023	76,825,849
GoDaddy, Inc.	131,000	10,119,750	(a)	0	0		0	0		131,000	10,119,750	(a)
IBM Corp.	231,644	28,932,336		0	0		539,260	67,353,574		770,904	96,285,910
Leidos Holdings, Inc.	180,140	18,966,941		0	0		0	0		180,140	18,966,941
MasterCard, Inc. Class A	712,125	214,271,291		190,765	57,399,281		0	0		902,890	271,670,572
PayPal Holdings, Inc.	794,214	123,111,112	(a)	306,411	47,496,769	(a)	98,419	15,255,929	(a)	1,199,044	185,863,810	(a)
Sabre Corp.	247,100	1,722,287		0	0		0	0		247,100	1,722,287
The Western Union Co.	156,000	3,123,120		0	0		163,446	3,272,189		319,446	6,395,309
Twilio, Inc. Class A	69,500	13,733,200	(a)	0	0		0	0		69,500	13,733,200	(a)
Unisys Corp.	184,600	2,097,056	(a)	0	0		0	0		184,600	2,097,056	(a)
VeriSign, Inc.	55,019	12,049,711	(a)	0	0		0	0		55,019	12,049,711	(a)
Visa, Inc. Class A	1,345,583	262,711,625		1,103,499	215,447,145		0	0		2,449,082	478,158,770
Worldline SA	28,300	2,108,536	(a)(g)	0	0		0	0		28,300	2,108,536	(a)(g)

		1,117,218,494			465,595,800			108,393,663			1,691,207,957

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	920,219	49,507,782	(a)	0	0		0	0		920,219	49,507,782	(a)
Analog Devices, Inc.	277,704	31,366,667		0	0		94,749	10,701,900		372,453	42,068,567
Applied Materials, Inc.	1,887,457	106,037,334		0	0		823,602	46,269,960		2,711,059	152,307,294
ASML Holding NV	141,764	46,712,656		0	0		0	0		141,764	46,712,656
Broadcom, Inc.	62,365	18,165,054		34,435	10,029,882		164,000	47,768,280		260,800	75,963,216
Cirrus Logic, Inc.	57,700	4,182,096	(a)	0	0		85,700	6,211,536	(a)	143,400	10,393,632	(a)
Intel Corp.	2,660,385	167,418,028		250,895	15,788,822		3,074,911	193,504,149		5,986,191	376,710,999
KLA-Tencor Corp.	13,435	2,364,023		101,710	17,896,892		39,655	6,977,694		154,800	27,238,609
Lam Research Corp.	244,228	66,837,877		47,800	13,081,426		140,141	38,352,387		432,169	118,271,690
Marvell Technology Group Ltd.	558,515	18,218,759		0	0		0	0		558,515	18,218,759
Maxim Integrated Products, Inc.	10,571	609,735		0	0		0	0		10,571	609,735
MediaTek, Inc.	123,000	1,900,264		0	0		0	0		123,000	1,900,264
Microchip Technology, Inc.	14,017	1,345,912		0	0		133,000	12,770,660	(e)	147,017	14,116,572	(e)
Micron Technology, Inc.	1,749,692	83,827,744	(a)	208,417	9,985,258	(a)	643,119	30,811,831	(a)	2,601,228	124,624,833	(a)
NVIDIA Corp.	529,612	188,022,852		359,082	127,481,292		0	0		888,694	315,504,144

NXP Semiconductors NV	543,462	52,226,698		0	0		77,757	7,472,448		621,219	59,699,146
ON Semiconductor Corp.	318,200	5,247,118	(a)	0	0		215,547	3,554,370	(a)	533,747	8,801,488	(a)
Qorvo, Inc.	32,308	3,383,940	(a)	0	0		94,024	9,848,074	(a)	126,332	13,232,014	(a)
Qualcomm, Inc.	1,439,131	116,396,915		792,288	64,080,253		147,097	11,897,205		2,378,516	192,374,373
Sanken Electric Co. Ltd.	33,593	776,241		0	0		0	0		33,593	776,241
Skyworks Solutions, Inc.	48,500	5,749,190		0	0		175,400	20,791,916		223,900	26,541,106
STMicroelectronics NV (France)	33,000	819,553		0	0		0	0		33,000	819,553
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	627,426	31,578,351		0	0		0	0		627,426	31,578,351
Teradyne, Inc.	39,927	2,675,908		301,200	20,186,424		0	0		341,127	22,862,332
Texas Instruments, Inc.	825,219	97,986,504		275,134	32,669,411		101,065	12,000,458		1,201,418	142,656,373
Xilinx, Inc.	175,800	16,164,810		0	0		0	0		175,800	16,164,810

		1,119,522,011			311,199,660			458,932,868			1,889,654,539

Software
Adobe, Inc.	177,885	68,770,341	(a)	187,586	72,520,748	(a)	54,500	21,069,700	(a)	419,971	162,360,789	(a)
ANSYS, Inc.	0	0		0	0		57,000	16,131,000	(a)	57,000	16,131,000	(a)
Autodesk, Inc.	68,249	14,358,225	(a)	351,391	73,925,639	(a)	0	0		419,640	88,283,864	(a)
CDK Global, Inc.	14,000	550,340		0	0		48,311	1,899,105		62,311	2,449,445
Ceridian HCM Holding, Inc.	86,800	5,977,916	(a)	0	0		0	0		86,800	5,977,916	(a)
Citrix Systems, Inc.	94,000	13,923,280		0	0		0	0		94,000	13,923,280
Cloudflare, Inc.	133,141	3,870,409	(a)	0	0		0	0		133,141	3,870,409	(a)
Dynatrace, Inc.	30,600	1,177,182		0	0		0	0		30,600	1,177,182
Elastic NV	103,500	8,892,720	(a)	0	0		0	0		103,500	8,892,720	(a)
Envestnet, Inc.	100	7,261	(a)	0	0		0	0		100	7,261	(a)
Fortinet, Inc.	11,963	1,665,250	(a)	0	0		0	0		11,963	1,665,250	(a)
Intuit, Inc.	148,140	43,008,005		0	0		0	0		148,140	43,008,005
LivePerson, Inc.	246,444	9,229,328	(a)	0	0		0	0		246,444	9,229,328	(a)
Microsoft Corp.	7,117,302	1,304,245,592		1,759,907	322,502,958		198,590	36,391,618		9,075,799	1,663,140,168
Nortonlifelock, Inc.	1,978,157	45,062,416		0	0		0	0		1,978,157	45,062,416
Nuance Communications, Inc.	149,200	3,413,696	(a)	0	0		0	0		149,200	3,413,696	(a)
Nutanix, Inc. Class A	14,300	344,058	(a)	279,050	6,713,943	(a)	0	0		293,350	7,058,001	(a)
Oracle Corp.	762,098	40,978,009		1,209,538	65,036,858		1,446,449	77,775,563		3,418,085	183,790,430
Palo Alto Networks, Inc.	0	0		63,533	14,947,409	(a)				63,533	14,947,409	(a)
Parametric Technology Corp.	33,300	2,543,454	(a)	0	0		0	0		33,300	2,543,454	(a)
Paylocity Holding Corp.	29,900	3,887,150	(a)	0	0		0	0		29,900	3,887,150	(a)
RingCentral, Inc.	3,200	877,600	(a)	0	0		0	0		3,200	877,600	(a)
Salesforce.com, Inc.	1,116,787	195,203,200	(a)	635,397	111,061,042		0	0		1,752,184	306,264,242	(a)
SAP SE sponsored ADR	115,800	14,833,980		0	0		0	0		115,800	14,833,980
ServiceNow, Inc.	8,250	3,200,423	(a)	0	0		0	0		8,250	3,200,423	(a)
Splunk, Inc.	0	0		120,760	22,442,038	(a)				120,760	22,442,038	(a)
SS&C Technologies Holdings, Inc.	52,137	3,018,472		180,301	10,438,526		66,942	3,875,607		299,380	17,332,605
SurveyMonkey	75,800	1,527,370	(a)	0	0		0	0		75,800	1,527,370	(a)
Synopsys, Inc.	163,749	29,623,832	(a)	226,444	40,965,984	(a)	0	0		390,193	70,589,816	(a)
VMware, Inc. Class A	65,119	10,176,146	(a)	99,899	15,611,217	(a)	0	0		165,018	25,787,363	(a)
Workday, Inc. Class A	136,953	25,121,289	(a)	122,453	22,461,554	(a)	0	0		259,406	47,582,843	(a)
Workiva, Inc.	17,500	779,450	(a)	0	0		0	0		17,500	779,450	(a)
Yext, Inc.	156,600	2,472,714	(a)	0	0		0	0		156,600	2,472,714	(a)
Zendesk, Inc.	132,000	11,319,000	(a)	0	0		0	0		132,000	11,319,000	(a)

		1,870,058,108			778,627,916			157,142,593			2,805,828,617

Technology Hardware, Storage & Peripherals
Apple, Inc.	3,229,093	1,026,657,828		725,377	230,626,363		0	0		3,954,470	1,257,284,191
Hewlett Packard Enterprise Co.	387,900	3,766,509		0	0		1,762,380	17,112,710		2,150,280	20,879,219
HP, Inc.	652,149	9,873,536		0	0		1,909,200	28,905,288		2,561,349	38,778,824
NCR Corp.	76,100	1,373,605	(a)	0	0		236,200	4,263,410	(a)	312,300	5,637,015	(a)
NetApp, Inc.	25,600	1,140,224		0	0		88,000	3,919,520		113,600	5,059,744
Seagate Technology LLC	89,700	4,757,688		0	0		343,000	18,192,720		432,700	22,950,408
Western Digital Corp.	212,638	9,434,748		0	0		104,634	4,642,611		317,272	14,077,359
Xerox Holdings Corp.	120,850	1,919,098		0	0		282,500	4,486,100		403,350	6,405,198

		1,058,923,236			230,626,363			81,522,359			1,371,071,958

TOTAL INFORMATION TECHNOLOGY		5,474,690,760			1,848,931,562			974,128,701			8,297,751,023

MATERIALS
Chemicals
AdvanSix, Inc. (a)	0	0		0	0		59,849	708,612	(a)	59,849	708,612	(a)
Albemarle Corp. U.S.	12,700	971,804	(e)	0	0		43,700	3,343,924		56,400	4,315,728	(e)
Amyris, Inc.	1,018,200	3,797,886	(a)(e)	0	0		0	0		1,018,200	3,797,886	(a)(e)
Cabot Corp.	0	0		0	0		215,400	7,694,088		215,400	7,694,088
Celanese Corp. Class A	174,509	15,690,104		0	0		278,605	25,049,376		453,114	40,739,480
CF Industries Holdings, Inc.	271,648	7,978,302		0	0		0	0		271,648	7,978,302
Corteva, Inc.	98,399	2,687,277		0	0		583,165	15,926,236		681,564	18,613,513
Dow, Inc.	121,745	4,699,357		0	0		0	0		121,745	4,699,357

DuPont de Nemours, Inc.	524,562	26,611,030		0	0	171,726	8,711,660		696,288	35,322,690
Eastman Chemical Co.	447,223	30,446,942		0	0	399,867	27,222,945		847,090	57,669,887
Ecolab, Inc.	44,092	9,373,077		88,737	18,863,711	0	0		132,829	28,236,788
FMC Corp.	15,500	1,525,355		0	0	82,922	8,160,354		98,422	9,685,709
Huntsman Corp.	205,800	3,735,270		0	0	826,700	15,004,605		1,032,500	18,739,875
Linde PLC	447,786	90,605,019		0	0	0	0		447,786	90,605,019
Livent Corp. (a)(e)	505,600	3,407,744		0	0	0	0		505,600	3,407,744
LyondellBasell Industries NV Class A	181,872	11,596,159		0	0	539,031	34,368,617		720,903	45,964,776
Nutrien Ltd.	59,600	2,034,499		0	0	0	0		59,600	2,034,499
PPG Industries, Inc.	309,444	31,461,171		0	0	120,613	12,262,724		430,057	43,723,895
RPM International, Inc.	90,100	6,737,678		0	0	136,000	10,170,080		226,100	16,907,758
Sherwin-Williams Co.	23,682	14,063,556		0	0	0	0		23,682	14,063,556
The Chemours Co. LLC	73,300	960,963		0	0	279,700	3,666,867		353,000	4,627,830
Trinseo SA	47,700	981,666		0	0	0	0		47,700	981,666
Valvoline, Inc.	306,107	5,617,063		0	0	0	0		306,107	5,617,063
Westlake Chemical Corp.	217,400	10,369,980		0	0	0	0		217,400	10,369,980

		285,351,902			18,863,711		172,290,088			476,505,701

Construction Materials
CRH PLC sponsored ADR	0	0		0	0	159,505	5,129,681		159,505	5,129,681
Martin Marietta Materials, Inc.	21,066	4,046,568		0	0	102,764	19,739,937		123,830	23,786,505
Summit Materials, Inc.	496,800	7,546,392	(a)	0	0	0	0		496,800	7,546,392	(a)
Vulcan Materials Co.	81,927	8,874,333		0	0	0	0		81,927	8,874,333

		20,467,293			0		24,869,618			45,336,911

Containers & Packaging
Avery Dennison Corp.	102,200	11,310,474		0	0	30,256	3,348,432		132,456	14,658,906
Ball Corp.	0	0		0	0	109,418	7,797,127		109,418	7,797,127
Berry Global Group, Inc.	848,826	38,120,776	(a)	0	0	0	0		848,826	38,120,776	(a)
Crown Holdings, Inc.	353,289	23,115,699	(a)	0	0	55,800	3,650,994	(a)	409,089	26,766,693	(a)
Graphic Packaging Holding Co.	0	0		0	0	532,730	7,708,603		532,730	7,708,603
International Paper Co.	257,300	8,761,065		0	0	396,735	13,508,827		654,035	22,269,892
O-I Glass, Inc.	154,700	1,185,002		0	0	0	0		154,700	1,185,002
Packaging Corp. of America	73,663	7,470,165		0	0	131,413	13,326,592		205,076	20,796,757
Sealed Air Corp.	156,054	5,009,333		0	0	61,900	1,986,990		217,954	6,996,323
Sonoco Products Co.	9,500	492,195		0	0	32,556	1,686,726		42,056	2,178,921
WestRock Co.	49,500	1,388,970		0	0	604,402	16,959,520		653,902	18,348,490

		96,853,679			0		69,973,811			166,827,490

Metals & Mining
Barrick Gold Corp.	0	0		0	0	643,422	15,442,128		643,422	15,442,128
BHP Billiton Ltd. sponsored ADR	101,700	4,790,070	(e)	0	0	0	0		101,700	4,790,070	(e)
First Quantum Minerals Ltd.	689,500	4,041,301		0	0	0	0		689,500	4,041,301
Freeport-McMoRan, Inc.	167,900	1,522,853		0	0	577,700	5,239,739		745,600	6,762,592
Lundin Mining Corp.	1,122,000	5,166,489		0	0	0	0		1,122,000	5,166,489
Newmont Corp.	364,815	21,330,733		0	0	73,907	4,321,342		438,722	25,652,075
Nucor Corp.	50,394	2,129,650		0	0	124,803	5,274,175		175,197	7,403,825
Reliance Steel & Aluminum Co.	8,000	776,000		0	0	86,764	8,416,108		94,764	9,192,108
Steel Dynamics, Inc.	25,800	685,248		0	0	88,800	2,358,528		114,600	3,043,776
Wheaton Precious Metals Corp.	69,400	2,990,019		0	0	0	0		69,400	2,990,019
Yamana Gold, Inc.	0	0		0	0	868,534	4,699,552		868,534	4,699,552

		43,432,363			0		45,751,572			89,183,935

Paper & Forest Products
Domtar Corp.	62,600	1,277,040		0	0	211,100	4,306,440		273,700	5,583,480
Schweitzer-Mauduit International, Inc.	75,400	2,291,406		0	0	165,200	5,020,428		240,600	7,311,834

		3,568,446			0		9,326,868			12,895,314

TOTAL MATERIALS		449,673,683			18,863,711		322,211,957			790,749,351

REAL ESTATE
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	59,900	9,207,828		0	0	0	0		59,900	9,207,828
American Homes 4 Rent Class A	61,600	1,554,784		0	0	262,545	6,626,636		324,145	8,181,420
American Tower Corp.	248,281	64,098,706		145,400	37,537,918	0	0		393,681	101,636,624
Apartment Investment & Management Co. Class A	19,840	731,501		0	0	0	0		19,840	731,501
AvalonBay Communities, Inc.	114,226	17,820,398		0	0	0	0		114,226	17,820,398
Boston Properties, Inc.	42,305	3,637,384		0	0	30,780	2,646,464		73,085	6,283,848
Brandywine Realty Trust (SBI)	0	0		0	0	614,800	5,932,820		614,800	5,932,820
Brixmor Property Group, Inc.	0	0		0	0	434,789	4,852,245		434,789	4,852,245
Corporate Office Properties Trust (SBI)	153,600	3,835,392		0	0	0	0		153,600	3,835,392
Crown Castle International Corp.	9,372	1,613,484		0	0	0	0		9,372	1,613,484
CubeSmart	72,700	2,069,042		0	0	0	0		72,700	2,069,042

Digital Realty Trust, Inc.	44,718	6,419,716		0	0		0	0	44,718	6,419,716
EastGroup Properties, Inc.	0	0		0	0		33,566	3,902,048	33,566	3,902,048
Equinix, Inc.	29,450	20,545,204	(i)	31,222	21,781,404		0	0	60,672	42,326,608	(i)
Equity Lifestyle Properties, Inc.	156,388	9,742,972		0	0		100,000	6,230,000	256,388	15,972,972
Equity Residential (SBI)	246,439	14,924,346		0	0		0	0	246,439	14,924,346
Essex Property Trust, Inc.	47,790	11,601,978		0	0		0	0	47,790	11,601,978
Extra Space Storage, Inc.	31,801	3,076,747		0	0		0	0	31,801	3,076,747
Federal Realty Investment Trust (SBI)	0	0		0	0		64,878	5,184,401	64,878	5,184,401
Hospitality Properties Trust (SBI)	122,200	824,850		0	0		461,800	3,117,150	584,000	3,942,000
Host Hotels & Resorts, Inc.	133,600	1,595,184		0	0		0	0	133,600	1,595,184
JBG SMITH Properties	68,650	2,040,965		0	0		0	0	68,650	2,040,965
Kimco Realty Corp.	132,311	1,469,975		0	0		318,986	3,543,934	451,297	5,013,909
Lexington Corporate Properties Trust	31,200	303,264		0	0		666,800	6,481,296	698,000	6,784,560
Medical Properties Trust, Inc.	63,532	1,148,659		480,416	8,685,921		0	0	543,948	9,834,580
Mid-America Apartment Communities, Inc.	0	0		0	0		77,919	9,066,655	77,919	9,066,655
Omega Healthcare Investors, Inc.	83,300	2,593,962		0	0		356,200	11,092,068	439,500	13,686,030
Outfront Media, Inc.	137,000	1,923,480		0	0		244,260	3,429,410	381,260	5,352,890
Paramount Group, Inc.	0	0		0	0		715,000	5,512,650	715,000	5,512,650
Park Hotels & Resorts, Inc.	86,500	850,295		0	0		332,200	3,265,526	418,700	4,115,821
Piedmont Office Realty Trust, Inc. Class A	128,500	2,143,380		0	0		655,900	10,940,412	784,400	13,083,792
Potlatch Corp.	56,795	1,930,462		0	0		0	0	56,795	1,930,462
Prologis, Inc.	1,232,725	112,794,338		0	0		0	0	1,232,725	112,794,338
Public Storage	14,700	2,980,278		0	0		53,978	10,943,500	68,678	13,923,778
Rayonier, Inc.	0	0		0	0		292,715	6,951,981	292,715	6,951,981
Realty Income Corp.	29,538	1,633,747		0	0		0	0	29,538	1,633,747
SBA Communications Corp. Class A	27,444	8,620,984		0	0		0	0	27,444	8,620,984
Simon Property Group, Inc.	174,085	10,044,705		0	0		0	0	174,085	10,044,705
SITE Centers Corp.	166,350	943,205		0	0		0	0	166,350	943,205
SL Green Realty Corp.	137,937	5,809,906		0	0		0	0	137,937	5,809,906
Sun Communities, Inc.	0	0		0	0		47,000	6,447,930	47,000	6,447,930
Ventas, Inc.	518,053	18,105,952		0	0		0	0	518,053	18,105,952
VEREIT, Inc.	453,100	2,482,988		0	0		2,035,200	11,152,896	2,488,300	13,635,884
VICI Properties, Inc.	48,600	953,532		0	0		0	0	48,600	953,532
Weyerhaeuser Co.	616,421	12,445,540		0	0		244,921	4,944,955	861,342	17,390,495

		364,519,133			68,005,243			132,264,977		564,789,353

Real Estate Management & Development
CBRE Group, Inc.	88,676	3,899,970	(a)	367,037	16,142,287	(a)	324,057	14,252,027	779,770	34,294,284	(a)
Cushman & Wakefield PLC	252,300	2,586,075	(a)	0	0		0	0	252,300	2,586,075	(a)

		6,486,045			16,142,287			14,252,027		36,880,359

TOTAL REAL ESTATE		371,005,178			84,147,530			146,517,004		601,669,712

UTILITIES
Electric Utilities
American Electric Power Co., Inc.	290,200	24,739,550		0	0		435,524	37,128,421	725,724	61,867,971
Duke Energy Corp.	264,388	22,639,544		0	0		81,863	7,009,929	346,251	29,649,473
Edison International	109,500	6,363,045		0	0		228,857	13,298,880	338,357	19,661,925
Entergy Corp.	278,528	28,359,721		0	0		56,844	5,787,856	335,372	34,147,577
Evergy, Inc.	255,331	15,751,369		0	0		93,800	5,786,522	349,131	21,537,891
Exelon Corp.	527,165	20,195,691		0	0		657,000	25,169,670	1,184,165	45,365,361
FirstEnergy Corp.	54,200	2,290,492		0	0		176,700	7,467,342	230,900	9,757,834
NextEra Energy, Inc.	986,278	252,053,206		0	0		64,612	16,512,243	1,050,890	268,565,449
NRG Energy, Inc.	1,747,808	63,008,478		0	0		385,500	13,897,275	2,133,308	76,905,753
OGE Energy Corp.	23,100	723,492		0	0		79,636	2,494,200	102,736	3,217,692
Pinnacle West Capital Corp.	51,701	4,027,508		0	0		68,575	5,341,993	120,276	9,369,501
Southern Co.	846,288	48,297,656		0	0		0	0	846,288	48,297,656
Xcel Energy, Inc.	498,290	32,403,799		0	0		233,601	15,191,073	731,891	47,594,872

		520,853,551			0			155,085,404		675,938,955

Gas Utilities
Atmos Energy Corp.	127,400	13,094,172		0	0		0	0	127,400	13,094,172
UGI Corp.	166,897	5,314,000		0	0		0	0	166,897	5,314,000

		18,408,172			0			0		18,408,172

Independent Power and Renewable Electricity Producers
NextEra Energy Partners LP	39,300	2,008,623		0	0		0	0	39,300	2,008,623
The AES Corp.	502,119	6,271,466		0	0		256,269	3,200,800	758,388	9,472,266
Vistra Energy Corp.	321,360	6,568,598		0	0		1,014,305	20,732,394	1,335,665	27,300,992

		14,848,687			0			23,933,194		38,781,881

Multi-Utilities
Ameren Corp.	399,600	29,862,108		0	0		0	0		399,600	29,862,108
CenterPoint Energy, Inc.	124,600	2,215,388		0	0		100,952	1,794,927		225,552	4,010,315
CenterPoint Energy, Inc.	108,819	1,741,322	(k)	0	0		0	0		108,819	1,741,322	(k)
Dominion Energy, Inc.	155,085	13,183,776		0	0		0	0		155,085	13,183,776
DTE Energy Co.	3,209	345,192		0	0		0	0		3,209	345,192
NiSource, Inc.	815,055	19,422,761		0	0		0	0		815,055	19,422,761
Public Service Enterprise Group, Inc.	251,215	12,822,014		0	0		560,128	28,588,933		811,343	41,410,947
Sempra Energy	451,752	57,060,795		0	0		0	0		451,752	57,060,795

		136,653,356			0			30,383,860			167,037,216

TOTAL UTILITIES		690,763,766			0			209,402,458			900,166,224

TOTAL COMMON STOCKS		22,062,108,833			4,692,180,399			7,308,578,685			34,062,867,917

Convertible Preferred Stocks – 0.0%
CONSUMER DISCRETIONARY
Diversified Consumer Services
Airbnb, Inc. Series D	0	0		98,859	6,355,645	(a)(m)(l)	0	0		98,859	6,355,645	(a)(m)(l)

Internet & Direct Marketing Retail
The Honest Co., Inc. Series D	32,084	1,468,164	(a)(k)(l)	0	0		0	0		32,084	1,468,164	(a)(k)(l)

TOTAL CONVERTIBLE PREFERRED STOCKS		1,468,164			6,355,645			0			7,823,809

Equity Funds – 22.5%
Large Blend Funds
Fidelity SAI U.S. Large Cap Index Fund	64,400,039	1,056,804,634	(f)	4,953,880	81,293,175	(f)	32,407,040	531,799,524	(f)	101,760,959	1,669,897,333	(f)
Fidelity SAI U.S. Low Volatility Index Fund	0	0		0	0		33,865,138	489,689,898	(f)	33,865,138	489,689,898	(f)
JPMorgan U.S. Large Cap Core Plus Fund Select Class	28,680,102	698,647,292	(j)	0	0		0	0		28,680,102	698,647,292	(j)
PIMCO StocksPLUS Absolute Return Fund Institutional Class	49,982,553	507,322,916		0	0		0	0		49,982,553	507,322,916

		2,262,774,842			81,293,175			1,021,489,422			3,365,557,439

Large Growth Funds
Fidelity Contrafund	0	0		10,108,354	144,953,803	(f)	0	0		10,108,354	144,953,803	(f)
Fidelity Growth Company Fund	3,266,803	80,232,680	(f)	120,728,015	2,965,080,055	(f)	0	0		123,994,818	3,045,312,735	(f)
Fidelity SAI U.S. Momentum Index Fund	1,193,650	16,973,699	(f)	231,701	3,294,795	(f)	0	0		1,425,351	20,268,494	(f)
Fidelity SAI U.S. Quality Index Fund	141,991,912	2,101,480,276	(f)	14,559,510	215,480,751	(f)	0	0		156,551,422	2,316,961,027	(f)
Principal Blue Chip Fund Institutional Class	0	0		5,468,630	156,293,451		0	0		5,468,630	156,293,451

		2,198,686,655			3,485,102,855			0			5,683,789,510

Large Value Funds
Fidelity SAI U.S. Value Index Fund	0	0		0	0		5,950,647	51,830,133	(f)	5,950,647	51,830,133	(f)
Invesco Diversified Dividend Fund Class R6	0	0		0	0		8,586,887	149,755,308		8,586,887	149,755,308

		0			0			201,585,441			201,585,441

Mid-Cap Blend Funds
Fidelity Mid Cap Index Fund	8,730,205	184,207,331	(f)	0	0		0	0		8,730,205	184,207,331	(f)

Mid-Cap Growth Funds
Janus Henderson Enterprise Fund	0	0		4,588,861	603,572,898		0	0		4,588,861	603,572,898

TOTAL EQUITY FUNDS		4,645,668,828			4,169,968,928			1,223,074,863			10,038,712,619

Other – 0.0%
Commodity Funds – Broad Basket
Fidelity SAI Inflation-Focused Fund	831,202	7,015,345	(f)	0	0		0	0		831,202	7,015,345	(f)

	Principal			Principal			Principal			Principal
U.S. Treasury Obligations – 0.0%
U.S. Treasury Bills, yield at date of purchase 0% to 0.26% 8/20/20 to 2/25/21	$5,235,000	5,232,492	(h)	$0	0		$0	0		$5,235,000	5,232,492	(h)

	Shares			Shares			Shares			Shares
Money Market Funds – 1.1%
Fidelity Cash Central Fund 0.11%	39,111,541	39,119,363	(b)	0	0		0	0		39,111,541	39,119,363	(b)
Fidelity Securities Lending Cash Central Fund 0.10%	51,687,030	51,692,199	(b)(d)	0	0		52,520,993	52,526,246	(b)(d)	104,208,023	104,218,445	(b)(d)
Invesco Government & Agency Portfolio Institutional Class .12%	221,716,147	221,716,147	(c)	39,109,592	39,109,592	(c)	0	0		260,825,739	260,825,739	(c)
State Street Institutional U.S. Government Money Market Fund Premier Class .12%	0	0		0	0		109,266,433	109,266,433	(c)	109,266,433	109,266,433	(c)

TOTAL MONEY MARKET FUNDS		312,527,709			39,109,592			161,792,679			513,429,980

TOTAL INVESTMENT PORTFOLIO – 100.0%		27,034,021,371			8,907,614,564			8,693,446,227			44,635,082,162
NET OTHER ASSETS (LIABILITIES) – (0.0)%		(7,940,102)			(2,104,705)			(27,283,724)			(37,328,531)

NET ASSETS – 100%		$27,026,081,269			$8,905,509,859			$8,666,162,503			$44,597,753,631

Cost of Investments		$18,948,703,354			$4,748,539,766			$7,190,892,720			$30,888,135,840

Fidelity Rutland Square Trust II: Strategic Advisers Core Fund

Fidelity Rutland Square Trust II: Strategic Advisers Value Fund

Fidelity Rutland Square Trust II: Strategic Advisers Growth Fund

Pro Forma Combined Investments

As of May 31, 2020 (Unaudited)

Strategic Advisers Core Fund							Strategic Advisers Growth Fund	Strategic Advisers Value Fund	Strategic Advisers Large Cap Value Fund
(Acquired Fund)							(Acquired Fund)	(Acquired Fund)	Pro Forma Combined
Written Options									Written Options
Call Options	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value			Call Options	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Equinix, Inc	Chicago Board Options Exchange	34	$2,371,942	$700.00	6/19/20	($60,180)			Equinix, Inc	Chicago Board Options Exchange	34	$2,371,942	$700.00	6/19/20	($60,180)
Walmart, Inc.	Chicago Board Options Exchange	526	$6,525,556	$120.00	6/19/20	($281,410)			Walmart, Inc.	Chicago Board Options Exchange	526	$6,525,556	$120.00	6/19/20	($281,410)

Total Written Options						($341,590)			Total Written Options						($341,590)

Futures Contracts									Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)					Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased									Purchased
Equity Index Contracts									Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	295	June 2020	$44,869,500	$5,979,719	$5,979,719				CME E-mini S&P 500 Index Contracts (United States)	295	June 2020	$44,869,500	$5,979,719	$5,979,719

The notional amount of futures as a percentage of Net Assets is 0.2%									The notional amount of futures as a percentage of Net Assets is 0.1%

Fidelity Rutland Square Trust II: Strategic Advisers Core Fund

Fidelity Rutland Square Trust II: Strategic Advisers Value Fund

Fidelity Rutland Square Trust II: Strategic Advisers Growth Fund

Pro Forma Combined Investments

As of May 31, 2020 (Unaudited)

Strategic Advisers Core Fund

                 (Acquired Fund)

Legend

(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements , which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Investment made with cash collateral received from securities on loan.

(e) Security or a portion of the security is on loan at period end.

(f) Affiliated Fund

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,975,639 or 0.0% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,747,719.

(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $8,897,498.

(j) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

(k) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,937,986 or 0.0% of net assets.

(l) Level 3 security

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
CenterPoint Energy, Inc.	5/7/20	$1,749,810
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Vertiv Holdings LLC	2/6/20	$4,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,384,260
Fidelity Securities Lending Cash Central Fund	768,858

Total	$2,153,118

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date Information regarding the Fund’s investments in affiliated Underyling Funds, excluding any Money Market Central Funds, is presented below. Exchanged between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$57,616,055	$2,583,440	$0	$2,583,440	$0	$20,033,185	$80,232,680
Fidelity Mid Cap Index Fund	0	165,000,000	0	0	0	19,207,331	184,207,331.00
Fidelity SAI Inflation-Focused Fund	0	6,500,000	0	0	0	515,345	7,015,345
Fidelity SAI U.S. Large Cap Index Fund	1,207,289,362	4,056,342,539	4,203,964,199	3,800,629	(84,591,215)	81,728,147	1,056,804,634
Fidelity SAI U.S. Momentum Index Fund	318,762,606	5,598,578	325,000,000	5,598,578	57,264,409	(39,651,894)	16,973,699
Fidelity SAI U.S. Quality Index Fund	2,148,868,718	294,790,234	440,000,000	294,790,254	(4,746,381)	102,567,705	2,101,480,276

Total	$3,732,536,741	$4,530,814,791	$4,968,964,199	$306,772,901	$(32,073,187)	$184,399,819	$3,446,713,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Equities:
Communication Services	$2,431,247,031	$2,389,297,093	$41,949,938	$0
Consumer Discretionary	2,355,196,607	2,353,728,443	0	1,468,164
Consumer Staples	1,433,598,918	1,427,489,402	6,109,516	0
Energy	713,655,970	711,752,259	1,903,711	0
Financials	2,588,366,888	2,587,705,648	661,240	0
Health Care	3,573,206,625	3,489,715,962	83,490,663	0
Industrials	1,982,171,571	1,980,531,266	1,640,305	0
Information Technology	5,474,690,760	5,473,871,207	819,553	0
Materials	449,673,683	449,673,683	0	0
Real Estate	371,005,178	371,005,178	0	0
Utilities	690,763,766	689,022,444	1,741,322	0
Equity Funds	4,645,668,828	4,645,668,828	0	0
Other	7,015,345	7,015,345	0	0
Other Short-Term Investments	5,232,492	0	5,232,492	0
Money Market Funds	312,527,709	312,527,709	0	0

Total Investments in Securities:	$27,034,021,371	$26,889,004,467	$143,548,740	$1,468,164

Derivative Instruments:
Assets
Futures Contracts	$5,979,719	$5,979,719	$0	$0

Total Assets	$5,979,719	$5,979,719	$0	$0

Liabilities
Written Options	($341,590)	($341,590)	$0	$0

Total Liabilities	($341,590)	($341,590)	$0	$0

Total Derivative Instruments	$5,638,129	$5,638,129	$0	$0

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of May 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Asset	Liability
Futures Contracts (a)	$5,979,719	$0
Written Options (b)	0	(341,590)

Total Equity Risk	5,979,719	(341,590)

Total Value of Derivatives	$5,979,719	($341,590)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Strategic Advisers Growth Fund

                 (Acquired Fund)

Legend

(a) Non-income producing

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(f) Affiliated Fund

(m) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,355,645 or 0.1% of net assets.

(l) Level 3 security

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central	$25,868

Total	$25,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date Information regarding the Fund’s investments in affiliated Underyling Funds, excluding any Money Market Central Funds, is presented below. Exchanged between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$523,366,843	$20,630,825	$432,363,022	$18,950,883	($12,384,105)	$45,703,262	$144,953,803
Fidelity Growth Company Fund	2,301,681,826	143,204,848	250,183,216	103,204,849	7,780,199	762,596,398	2,965,080,055
Fidelity SAI U.S. Large Cap Index Fund	25,922,833	2,212,341,424	2,168,644,669	2,574,345	7,344,796	4,328,791	81,293,175
Fidelity SAI U.S. Momentum Index Fund	466,705,072	7,992,273	470,000,000	7,992,273	16,791,573	(18,194,123)	3,294,795
Fidelity SAI U.S. Quality Index Fund	979,028,121	124,012,826	887,611,107	123,034,639	190,686,954	(190,636,043)	215,480,751

Total	$4,296,704,695	$2,508,182,196	$4,208,802,014	$255,756,989	$210,219,417	$603,798,285	$3,410,102,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Equities:
Communication Services	$561,534,837	$561,534,837	$0	$0
Consumer Discretionary	722,192,259	715,836,614	0	6,355,645
Consumer Staples	256,426,045	256,426,045	0	0
Energy	11,857,999	11,857,999	0	0
Financials	104,270,174	104,270,174	0	0
Health Care	762,279,518	762,279,518	0	0
Industrials	328,032,409	328,032,409	0	0
Information Technology	1,848,931,562	1,848,931,562	0	0
Materials	18,863,711	18,863,711	0	0
Real Estate	84,147,530	84,147,530	0	0
Equity Funds	4,169,968,928	4,169,968,928	0	0
Money Market Funds	39,109,592	39,109,592	0	0

Total Investments in Securities:	$8,907,614,564	$8,901,258,919	$0	$6,355,645

Strategic Advisers Value Fund

                 (Acquired Fund)

Legend

(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Investment made with cash collateral received from securities on loan.

(e) Security or a portion of the security is on loan at period end.

(f) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$796,564

Total	$796,564

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date Information regarding the Fund’s investments in affiliated Underyling Funds, excluding any Money Market Central Funds, is presented below. Exchanged between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI U.S. Large Cap Index Fund	$169,787,209	$2,387,190,365	$2,014,017,732	$2,175,464	($53,613,653)	$42,453,335	$531,799,524
Fidelity SAI U.S. Low Volatility Index Fund	362,888,020	223,673,377	145,363,078	16,681,544	314,467	48,177,112	489,689,898
Fidelity SAI U.S. Value Index Fund	35,586,584	50,000,000	36,402,643	0	(2,048,135)	4,694,327	51,830,133

Total	$568,261,813	$2,660,863,742	$2,195,783,453	$18,857,008	($55,347,321)	$95,324,774	$1,073,319,555

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Equities:
Communication Services	$522,356,380	$522,356,380	$0	$0
Consumer Discretionary	519,420,197	519,420,197	0	0
Consumer Staples	400,726,113	400,726,113	0	0
Energy	370,803,321	370,803,321	0	0
Financials	1,821,125,865	1,821,125,865	0	0
Health Care	1,197,927,652	1,197,927,652	0	0
Industrials	823,959,037	823,959,037	0	0
Information Technology	974,128,701	974,128,701	0	0
Materials	322,211,957	322,211,957	0	0
Real Estate	146,517,004	146,517,004	0	0
Utilities	209,402,458	209,402,458	0	0
Equity Funds	1,223,074,863	1,223,074,863	0	0
Money Market Funds	161,792,679	161,792,679	0	0

Total Investments in Securities:	$8,693,446,227	$8,693,446,227	$0	$0

Strategic Advisers Large Cap Fund

                 Pro Forma Combined

Legend

(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements , which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Investment made with cash collateral received from securities on loan.

(e) Security or a portion of the security is on loan at period end.

(f) Affiliated Fund

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,975,639 or 0.0% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,747,719.

(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $8,897,498.

(j) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

(k) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,937,986 or 0.0% of net assets.

(l) Level 3 security

(m) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,355,645 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
CenterPoint Energy, Inc.	5/7/20	$1,749,810
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Vertiv Holdings LLC	2/6/20	$4,500,000
Airbnb, Inc. Series D	4/16/14	$4,024,850

Affiliated Central Funds Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,384,260
Fidelity Securities Lending Cash Central Fund	1,591,290

Total	$2,975,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date Information regarding the Fund’s investments in affiliated Underyling Funds, excluding any Money Market Central Funds, is presented below. Exchanged between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$523,366,843	$20,630,825	$432,363,022	$18,950,883	$(12,384,105)	$45,703,262	$144,953,803
Fidelity Growth Company Fund	2,359,297,881	145,788,288	250,183,216	105,788,289	7,780,199	782,629,583	3,045,312,735
Fidelity Mid Cap Index Fund	0	165,000,000	0	0	0	19,207,331	184,207,331
Fidelity SAI Inflation-Focused Fund	0	6,500,000	0	0	0	515,345	7,015,345
Fidelity SAI U.S. Large Cap Index Fund	1,402,999,404	8,655,874,328	8,386,626,600	8,550,438	(130,860,072)	128,510,273	1,669,897,333
Fidelity SAI U.S. Low Volatility Index Fund	362,888,020	223,673,377	145,363,078	16,681,544	314,467	48,177,112	489,689,898
Fidelity SAI U.S. Momentum Index Fund	785,467,678	13,590,851	795,000,000	13,590,851	74,055,982	(57,846,017)	20,268,494
Fidelity SAI U.S. Quality Index Fund	3,127,896,839	418,803,060	1,327,611,107	417,824,893	185,940,573	(88,068,338)	2,316,961,027
Fidelity SAI U.S. Value Index Fund	35,586,584	50,000,000	36,402,643	0	(2,048,135)	4,694,327	51,830,133

Total	$8,597,503,249	$9,699,860,729	$11,373,549,666	$581,386,898	$122,798,909	$883,522,878	$7,930,136,099

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Equities:
Communication Services	$3,515,138,248	$3,473,188,310	$41,949,938	$0
Consumer Discretionary	3,596,809,063	3,588,985,254	0	7,823,809
Consumer Staples	2,090,751,076	2,084,641,560	6,109,516	0
Energy	1,096,317,290	1,094,413,579	1,903,711	0
Financials	4,513,762,927	4,513,101,687	661,240	0
Health Care	5,533,413,795	5,449,923,132	83,490,663	0
Industrials	3,134,163,017	3,132,522,712	1,640,305	0
Information Technology	8,297,751,023	8,296,931,470	819,553	0
Materials	790,749,351	790,749,351	0	0
Real Estate	601,669,712	601,669,712	0	0
Utilities	900,166,224	898,424,902	1,741,322	0
Equity Funds	10,038,712,619	10,038,712,619	0	0
Other	7,015,345	7,015,345	0	0
Other Short-Term Investments	5,232,492	0	5,232,492	0
Money Market Funds	513,429,980	513,429,980	0	0

Total Investments in Securities:	$44,635,082,162	$44,483,709,613	$143,548,740	$7,823,809

Derivative Instruments:
Assets
Futures Contracts	$5,979,719	$5,979,719	$0	$0

Total Assets	$5,979,719	$5,979,719	$0	$0

Liabilities
Written Options	($341,590)	($341,590)	$0	$0

Total Liabilities	($341,590)	($341,590)	$0	$0

Total Derivative Instruments	$5,638,129	$5,638,129	$0	$0

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of May 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Asset	Liability
Futures Contracts (a)	$5,979,719	$0
Written Options (b)	0	(341,590)

Total Equity Risk	5,979,719	(341,590)

Total Value of Derivatives	$5,979,719	($341,590)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

PART C.	OTHER INFORMATION

Item 15.	Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16.	Exhibits

(1)	Trust Instrument, dated March 8, 2006, is incorporated herein by reference to Exhibit (a) of the Initial Registration Statement on N-1A.

(2)	Bylaws of Fidelity Rutland Square Trust II, as amended and dated June 4, 2009, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 3.

(3)	Not applicable.

(4)

Agreement and Plan of Reorganization between Fidelity Rutland Square Trust II: Strategic Advisers Core Fund, Strategic Advisers Growth Fund, and Strategic Advisers Value Fund and Fidelity Rutland Square Trust II: Strategic Advisers Large Cap Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5)

Articles II, VII, IX, X, and XI of the Trust Instrument, dated March 8, 2006, are incorporated herein by reference to Exhibit (a)  of the Initial Registration Statement on N-1A; and Articles IV and VI of the Bylaws of the Trust, as amended and dated June  4, 2009, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 3.

(6)

(1)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Core Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment Nos. 91 & 94.

(2)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Core Income Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment Nos. 91 & 94.

(3)

Management Contract, dated June  7, 2018, between Strategic Advisers Fidelity Core Income Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment Nos. 79 & 82.

(4)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Emerging Markets Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment Nos. 91 & 94.

(5)

Management Contract, dated September 13, 2018, between Strategic Advisers Fidelity Emerging Markets Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment Nos. 82 & 85.

(6)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment Nos. 91 & 94.

(7)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Growth Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment Nos. 91 & 94.

(8)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Income Opportunities Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment Nos. 91 & 94.

(9)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers International Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment Nos. 91 & 94.

(10)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Fidelity International Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment Nos. 91 & 94.

(11)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Short Duration Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment Nos. 91 & 94.

(12)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Small-Mid Cap Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment Nos. 91 & 94.

(13)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Tax-Sensitive Short Duration Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment Nos. 91 & 94.

(14)

Management Contract, dated June  3, 2020, between Strategic Advisers Large Cap Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment Nos. 106 & 109.

(15)

Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Value Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment Nos. 91 & 94.

(16)

Sub-Advisory Agreement, dated November  13, 2009, between Strategic Advisers LLC and AllianceBernstein L.P., on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment Nos. 102 & 105.

(17)

Sub-Advisory Agreement, dated September  4, 2014, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Aristotle Capital Management, LLC, on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment Nos. 46 & 49.

(18)

Amended and Restated Sub-Advisory Agreement, dated December  5, 2018, between Advisers LLC and Boston Partners Global Investors, Inc., on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment Nos. 91 & 94.

(19)

Sub-Advisory Agreement, dated September  4, 2014, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Brandywine Global Investment Management, LLC, on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment Nos. 46 & 49.

(20)

Amended and Restated Sub-Advisory Agreement, dated October  1, 2018, between Strategic Advisers LLC and ClariVest Asset Management LLC, on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment Nos. 91 & 94.

(21)

Sub-Advisory Agreement, dated March  5, 2020, between Strategic Advisers LLC and ClearBridge Investments, LLC, on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment Nos. 102 & 105.

(22)

Sub-Advisory Agreement, dated October  18, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and FIAM LLC, on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment Nos. 56 & 59.

(23)

Sub-Advisory Agreement, dated October  18, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Geode Capital Management, LLC, on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment Nos. 56 & 59.

(24)

Sub-Advisory Agreement, dated May  24, 2019, between Strategic Advisers LLC and Invesco Advisors Inc. on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment Nos. 96 & 99.

(25)

Amended and Restated Sub-Advisory Agreement, dated March  7, 2017, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and J.P. Morgan Investment Management Inc., on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment Nos. 58 & 61.

(26)

Sub-Advisory Agreement, dated December 2, 2014, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Loomis, Sayles  & Company, L.P. on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment Nos. 46 & 49.

(27)

Amended and Restated Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and LSV Asset Management, on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment Nos. 106 & 109.

(28)

Sub-Advisory Agreement, dated September  4, 2014, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Massachusetts Financial Services Company (currently known as MFS Investment Management (MFS)), on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment Nos. 46 & 49.

(29)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and Principal Global Investors, LLC, on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment Nos. 106 & 109.

(30)

Amended and Restated Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and T. Rowe Price Associates, Inc., on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment Nos. 106 & 109.

(31)

Sub-Advisory Agreement, dated June  5, 2019, between Strategic Advisers LLC and PineBridge Investments LLC on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment Nos. 96 & 99.

(32)

Amended and Restated Sub-Advisory Agreement, dated October  1, 2019, between Strategic Advisers LLC and PGIM, Inc, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment Nos. 102 & 105.

(33)

Amended and Restated Sub-Advisory Agreement, dated December  2, 2014, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Pyramis Global Advisors, LLC, (currently known as FIAM LLC) on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment Nos. 68 & 71.

(34)

Sub-Advisory Agreement, dated June  7, 2018, Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Fidelity Core Income Fund is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment Nos. 79 & 82.

(35)

Sub-Advisory Agreement, dated September  13, 2018, between Strategic Advisers LLC and Brandywine Global Investment Management, LLC, on behalf of Strategic Advisers Conservative U.S. Equity Fund, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment Nos. 96 & 99.

(36)

Sub-Advisory Agreement, dated September  13, 2018, between Strategic Advisers LLC and ClariVest Asset Management LLC, on behalf of Strategic Advisers Conservative U.S. Equity Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment Nos. 96 & 99.

(37)

Sub-Advisory Agreement, dated June  7, 2018, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Conservative U.S. Equity Fund, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment Nos. 96 & 99.

(38)

Sub-Advisory Agreement, dated February  25, 2019, between Strategic Advisers LLC and Acadian Asset Management LLC, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment Nos. 96 & 99.

(39)

Sub-Advisory Agreement, dated June  7, 2018, between Strategic Advisers LLC and Causeway Capital Management LLC, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment Nos. 73 & 76.

(40)

Amended and Restated Sub-Advisory Agreement, dated April  1, 2019, Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment Nos. 96 & 99.

(41)

Amended and Restated Sub-Advisory Agreement, dated June  5, 2019, between Strategic Advisers LLC and FIL Investment Advisors, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment Nos. 96 & 99.

(42)

Sub-Advisory Agreement, dated September  13, 2018, between Strategic Advisers LLC, and Schroder Investment Management North America Inc. on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment Nos. 91 & 94.

(43)

Amended and Restated Sub-Advisory Agreement, dated October  1, 2018, between Strategic Advisers LLC and Somerset Capital Management LLP, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment Nos. 91 & 94.

(44)

Sub-Advisory Agreement, dated March  7, 2017, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and T. Rowe Price Associates, Inc. on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment Nos. 58 & 61.

(45)

Amended and Restated Sub-Advisory Agreement, dated April  1, 2019, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment Nos. 96 & 99.

(46)

Amended and Restated Sub-Advisory Agreement, dated as of June  1, 2019, between Strategic Advisers LLC and FIL Investment Advisors, on behalf of Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment Nos. 96 & 99

(47)

Sub-Advisory Agreement, dated as of September  13, 2018, between Strategic Advisers LLC and Geode Capital Management, LLC, on behalf of Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment Nos. 96 & 99.

(48)

Sub-Advisory Agreement, dated March  8, 2018, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and FIAM LLC, on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment Nos. 67 & 70.

(49)

Sub-Advisory Agreement, dated March  8, 2018, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Geode Capital Management, LLC, on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment Nos. 67 & 70.

(50)

Amended and Restated Sub-Advisory Agreement, dated October  1, 2018, between Strategic Advisers LLC and ClariVest Asset Management LLC, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment Nos. 91 & 94.

(51)

Sub-Advisory Agreement, dated March  5, 2020, between Strategic Advisers LLC and ClearBridge Investments, LLC, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment Nos. 102 & 105.

(52)

Sub-Advisory Agreement, dated October  18, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and FIAM LLC, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment Nos. 56 & 59.

(53)

Amended and Restated Sub-Advisory Agreement, dated December  5, 2018, between Strategic Advisers LLC and Geode Capital Management, LLC, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment Nos. 96 & 99.

(54)

Sub-Advisory Agreement, dated December 2, 2014, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Loomis, Sayles  & Company, L.P. on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment Nos. 46 & 49.

(55)

Sub-Advisory Agreement, dated September  11, 2013, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Massachusetts Financial Services Company (currently known as MFS Investment Management (MFS)), on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment Nos. 40 & 43.

(56)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and Principal Global Investors, LLC, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment Nos. 106 & 109.

(57)

Sub-Advisory Agreement, dated October  18, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and FIAM LLC, on behalf of Strategic Advisers Income Opportunities Fund, is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment Nos. 56 & 59.

(58)

Sub-Advisory Agreement, dated December  4, 2019, between Strategic Advisers LLC and PGIM, Inc, on behalf of Strategic Advisers Income Opportunities Fund, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment Nos. 106 & 109.

(59)

Sub-Advisory Agreement, dated March  5, 2015, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Arrowstreet Capital, Limited Partnership on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment Nos. 54 & 57.

(60)

Amended and Restated Sub-Advisory Agreement, dated December  6, 2012, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Causeway Capital Management LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment Nos. 35 & 38.

(61)

Amended and Restated Sub-Advisory Agreement, dated April  1, 2019, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment Nos. 96 & 99.

(62)

Amended and Restated Sub-Advisory Agreement, dated June  1, 2019, between Strategic Advisers LLC and FIL Investment Advisors, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment Nos. 96 & 99.

(63)

Sub-Advisory Agreement, dated October  18, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Geode Capital Management, LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment Nos. 56 & 59.

(64)

Sub-Advisory Agreement, dated September  4, 2019, between Strategic Advisers LLC and T. Rowe Price Associates, Inc, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment Nos. 102 & 105.

(65)

Amended and Restated Sub-Advisory Agreement, dated October  1, 2018, between Strategic Advisers LLC and Massachusetts Financial Services Company (currently known as MFS Investment Management (MFS)), on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment Nos. 91 & 94.

(66)

Amended and Restated Sub-Advisory Agreement, dated June 3, 2020, between Strategic Advisers LLC and Thompson, Siegel  & Walmsley, LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment Nos. 106 & 109.

(67)

Amended and Restated Sub-Advisory Agreement, dated December  1, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and William Blair Investment Management, L.L.C., on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(94) of Post-Effective Amendment Nos. 56 & 59.

(68)

Amended and Restated Sub-Advisory Agreement, dated April  1, 2019, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers International II Fund (currently known as Strategic Advisers Fidelity International Fund), is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment Nos. 96 & 99.

(69)

Sub-Advisory Agreement, dated October  18, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and FIL Investment Advisors, on behalf of Strategic Advisers International II Fund (currently known as Strategic Advisers Fidelity International Fund), is incorporated herein by reference to Exhibit (d)(96) of Post-Effective Amendment Nos. 56 & 59.

(70)

Sub-Advisory Agreement, dated October  18, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Geode Capital Management, LLC, on behalf of Strategic Advisers International II Fund (currently known as Strategic Advisers Fidelity International Fund), is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment Nos. 56 & 59.

(71)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and Allianceberstein L.P., on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment Nos. 106 & 109.

(72)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and Aristotle Capital Management, LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment Nos. 106 & 109.

(73)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and Brandywine Global Investment Management, LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment Nos. 106 & 109.

(74)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and Clarivest Asset Management LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment Nos. 106 & 109.

(75)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and Clearbridge Investments, LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment Nos. 106 & 109.

(76)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment Nos. 106 & 109.

(77)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and, Geode Capital Management, LLC on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment Nos. 106 & 109.

(78)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and, Invesco Advisers, Inc on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment Nos. 106 & 109.

(79)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and, J.P. Morgan Investment Management Inc. on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment Nos. 106 & 109.

(80)

Sub-Advisory Agreement, dated June 3, 2020, between Strategic Advisers LLC and, Loomis, Sayles  & Company, L.P, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment Nos. 106 & 109.

(81)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and, LSV Asset Management, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment Nos. 106 & 109.

(82)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and, PineBridge Investments LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment Nos. 106 & 109.

(83)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and, Principal Global Investors, LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment Nos. 106 & 109.

(84)

Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and, T. Rowe Price Associates, Inc. on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment Nos. 106 & 109.

(85)

Sub-Advisory Agreement, dated December  1, 2011, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Pyramis Global Advisors, LLC, (currently known as FIAM LLC) on behalf of Strategic Advisers Short Duration Fund, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment Nos. 30 & 33.

(86)

Amended and Restated Sub-Advisory Agreement, dated July  1, 2014, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and T. Rowe Price Associates, Inc., on behalf of Strategic Advisers Short Duration Fund, is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment Nos. 54 & 57.

(87)

Sub-Advisory Agreement, dated November  13, 2019, between Strategic Advisers LLC and AllianceBernstein L.P., on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment Nos. 102 & 105.

(88)

Amended and Restated Sub-Advisory Agreement, dated October  1, 2019, between Strategic Advisers LLC and Arrowmark Partners, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment Nos. 102 & 105.

(89)

Sub-Advisory Agreement, dated September 7, 2017, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Boston Partners Global Investors, Inc. on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment Nos. 67 & 70.

(90)

Sub-Advisory Agreement, dated June  7, 2018, between Strategic Advisers LLC and Geode Capital Management, LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment Nos. 73 & 76.

(91)

Sub-Advisory Agreement, dated March 3, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and J.P. Morgan Investment Management Inc., on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment Nos. 52 & 55.

(92)

Amended and Restated Sub-Advisory Agreement, dated September 8, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and LSV Asset Management, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment Nos. 58 & 61.

(93)

Amended and Restated Sub-Advisory Agreement, dated July 1, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Portolan Capital Management, LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(118) of Post-Effective Amendment Nos. 56 & 59.

(94)

Amended and Restated Sub-Advisory Agreement, dated March  8, 2018, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and FIAM LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(112) of Post-Effective Amendment Nos. 68 & 71.

(95)

Sub-Advisory Agreement, dated September 7, 2017, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Rice Hall James  & Associates, LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(113) of Post-Effective Amendment Nos. 67 & 70.

(96)

Sub-Advisory Agreement, dated July 29, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Victory Capital Management Inc. on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(116) of Post-Effective Amendment Nos. 73 & 76.

(97)

Sub-Advisory Agreement, dated December  6, 2017, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and FIAM LLC, on behalf of Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(134) of Post-Effective Amendment Nos. 67 & 70.

(98)

Sub-Advisory Agreement, dated December 6, 2017, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and T. Rowe Price Associates, Inc., on behalf of Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(137) of Post-Effective Amendment Nos. 65 & 68.

(99)

Amended and Restated Sub-Advisory Agreement, dated October  1, 2019, between Strategic Advisers LLC and Wells Capital Management, Incorporated on behalf of Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment Nos. 102 & 105.

(100)

Sub-Advisory Agreement, dated December  17, 2012, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Aristotle Capital Management, LLC, on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment Nos. 35 & 38.

(101)

Amended and Restated Sub-Advisory Agreement, dated December  5, 2018, between Strategic Advisers LLC and Boston Partners Global Investors, Inc., on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment Nos. 91 & 94.

(102)

Amended and Restated Sub-Advisory Agreement, dated June  1, 2014, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Brandywine Global Investment Management, LLC, on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(96) of Post-Effective Amendment Nos. 44 & 47.

(103)

Sub-Advisory Agreement, dated October  18, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and FIAM LLC, on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(142) of Post-Effective Amendment Nos. 56 & 59.

(104)

Sub-Advisory Agreement, dated October  18, 2016, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and Geode Capital Management, LLC, on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(143) of Post-Effective Amendment Nos. 56 & 59.

(105)

Sub-Advisory Agreement, dated March  7, 2017 between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and J.P. Morgan Investment Management Inc., on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(136) of Post-Effective Amendment Nos. 58 & 61.

(106)

Amended and Restated Sub-Advisory Agreement, dated June  3, 2020, between Strategic Advisers LLC and LSV Asset Management, on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment Nos. 106 & 109.

(107)

Sub-SubAdvisory Agreement and Schedule A, dated June 7, 2018, between FIAM LLC and Fidelity Management & Research (Hong Kong) Limited on behalf of Strategic Advisers Conservative U.S. Equity Fund, Strategic Advisers Fidelity Core Income Fund and Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment Nos. 91 & 94.

(108)

Sub-SubAdvisory Agreement and Schedule A, dated June 7, 2018, between FIAM LLC and Fidelity Management & Research (Japan) Limited on behalf of Strategic Advisers Conservative U.S. Equity Fund, Strategic Advisers Fidelity Core Income Fund and Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment Nos. 91 & 94.

(109)

Sub-SubAdvisory Agreement and Schedule A, dated June 7, 2018, between FIAM LLC and FMR Investment Management (U.K.) Limited on behalf of Strategic Advisers Conservative U.S. Equity Fund, Strategic Advisers Fidelity Core Income Fund and Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment Nos. 91 & 94.

(110)

Amended and Restated Sub-SubAdvisory Agreement and Schedule A, dated June 3, 2020, between FIAM LLC and Fidelity Management & Research (Hong Kong) Limited on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(110) of Post-Effective Amendment Nos. 106 & 109.

(111)

Form of Amended and Restated Sub-SubAdvisory Agreement and Schedule A, between FIAM LLC and Fidelity Management & Research (Japan) Limited on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(111) of Post-Effective Amendment Nos. 106 & 109.

(112)

Amended and Restated Sub-SubAdvisory Agreement and Schedule A, dated June 3, 2020, between FIAM LLC and FMR Investment Management (UK) Limited on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(112) of Post-Effective Amendment Nos. 106 & 109.

(113)

Form of Sub-SubAdvisory Agreement and Schedule A between FIL Investment Advisors and FIL Investment Advisors (U.K.) Limited, on behalf of Strategic Advisers International Fund, Strategic Advisers Fidelity International Fund (formally known as Strategic Advisers International II Fund), Strategic Advisers Emerging Markets Fund, Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment Nos. 82 & 85.

(114)

Amended and Restated Sub-SubAdvisory Agreement, dated July 1, 2020 between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited on behalf of Strategic Advisers Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(114) of Post-Effective Amendment Nos. 106 & 109.

(115)

Amended and Restated Sub-SubAdvisory Agreement, dated September 13, 2018 between T. Rowe Price Associates, Inc. and T. Rowe Price International, Ltd. on behalf of Strategic Advisers Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment Nos. 96 & 99.

(7)

(1)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment Nos. 102 & 105.

(2)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment Nos. 102 & 105.

(3)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment Nos. 102 & 105.

(4)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Fidelity Core Income Fund is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment Nos. 102 & 105.

(5)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment Nos. 102 & 105.

(6)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Fidelity International Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment Nos. 102 & 105.

(7)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment Nos. 102 & 105.

(8)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment Nos. 102 & 105.

(9)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Income Opportunities Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment Nos. 102 & 105.

(10)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment Nos. 102 & 105.

(11)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Short Duration Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment Nos. 102 & 105.

(12)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment Nos. 102 & 105.

(13)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment Nos. 102 & 105.

(14)

General Distribution Agreement, dated June 3, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment Nos. 106 & 109.

(15)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment Nos. 102 & 105.

(8)	None.

(9)

(1)

Custodian Agreement dated April  12, 2007 between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Rutland Square Trust II on behalf of Strategic Advisers Core Fund, Strategic Advisers Fidelity Emerging Markets Fund, Strategic Advisers Growth Fund, and Strategic Advisers Large Cap Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Commonwealth Trust II’s (File No. 333-139428) Post-Effective Amendment No. 3.

(2)

Custodian Agreement dated April  12, 2007 between State Street Bank & Trust Company and Fidelity Rutland Square Trust II on behalf of Strategic Advisers Core Income Fund, Strategic Advisers Fidelity Core Income Fund Strategic Advisers Emerging Markets Fund, Strategic Advisers Fidelity U.S. Total Stock Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International Fund, Strategic Advisers Fidelity International Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers Tax-Sensitive Short Duration Fund, and Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (g) of Fidelity Rutland Square Trust II’s (File No. 333-139427) Post-Effective Amendment No. 1.

(10)

(1)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Core Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment Nos. 102 & 105.

(2)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Core Income Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment Nos. 102 & 105.

(3)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Fidelity Core Income Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment Nos. 102 & 105.

(4)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Emerging Markets Fund is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment Nos. 102 & 105.

(5)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment Nos. 102 & 105.

(6)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Fidelity International Fund, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment Nos. 102 & 105.

(7)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Fidelity U.S. Total Stock Fund is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment Nos. 102 & 105.

(8)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Growth Fund is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment Nos. 102 & 105.

(9)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Income Opportunities Fund is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment Nos. 102 & 105.

(10)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers International Fund is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment Nos. 102 & 105.

(11)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Short Duration Fund is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment Nos. 102 & 105.

(12)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Small-Mid Cap Fund is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment Nos. 102 & 105.

(13)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Tax-Sensitive Short Duration Fund is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment Nos. 102 & 105.

(14)	Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Large Cap Fund is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment Nos. 106 & 109.

(15)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Value Fund is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment Nos. 102 & 105.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Rutland Square Trust II’s N-14.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13)

(1)

Amended and Restated Management Fee Waiver Agreement, dated October 1, 2014, between Strategic Advisers Core Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment Nos. 46 & 49.

(2)

Amended and Restated Management Fee Waiver Agreement, dated October 1, 2014, between Strategic Advisers Core Income Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment Nos. 46 & 49.

(3)

Management Fee Waiver Agreement, dated June 7, 2018, between Strategic Advisers Fidelity Core Income Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment Nos. 79 & 82.

(4)

Management Fee Waiver Agreement, dated October 1, 2014, between Strategic Advisers Emerging Markets Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment Nos. 46 & 49.

(5)

Management Fee Waiver Agreement, dated September 13, 2018, between Strategic Advisers Fidelity Emerging Markets Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment Nos. 82 & 85

(6)

Amended and Restated Management Fee Waiver Agreement, dated October 1, 2014, between Strategic Advisers Growth Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment Nos. 46 & 49.

(7)

Amended and Restated Management Fee Waiver Agreement, dated October 1, 2014, between Strategic Advisers Income Opportunities Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment Nos. 46 & 49.

(8)

Amended and Restated Management Fee Waiver Agreement, dated October 1, 2014, between Strategic Advisers International Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment Nos. 46 & 49.

(9)

Amended and Restated Management Fee Waiver Agreement, dated October 1, 2014, between Strategic Advisers International II Fund (currently known as Strategic Advisers Fidelity International Fund) and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment Nos. 46 & 49.

(10)

Management Fee Waiver Agreement, dated June 3, 2020, between Strategic Advisers Large Cap Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment Nos. 106 & 109.

(11)

Amended and Restated Management Fee Waiver Agreement, dated October 1, 2014, between Strategic Advisers Short Duration Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment Nos. 46 & 49.

(12)

Amended and Restated Management Fee Waiver Agreement, dated October 1, 2014, between Strategic Advisers Small-Mid Cap Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment Nos. 46 & 49.

(13)

Management Fee Waiver Agreement, dated December 6, 2017, between Strategic Advisers Tax-Sensitive Short Duration Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment Nos. 63 & 66.

(14)

Management Fee Waiver Agreement, dated March 8, 2018, between Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment Nos. 67 & 70.

(15)

Amended and Restated Management Fee Waiver Agreement, dated October 1, 2014, between Strategic Advisers Value Fund and Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) is incorporated herein by reference to Exhibit (h)(16) of Post-Effective Amendment Nos. 73 & 76.

(14)	Consent of PricewaterhouseCoopers LLP, dated September 1, 2020, is filed herein as Exhibit 14.

(15)	Not applicable.

(16)	Power of Attorney, dated July 1, 2020, is filed herein as Exhibit 16.

(17)	Not applicable.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 3rd day of September 2020.

Fidelity Rutland Square Trust II

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)	(Title)	(Date)

/s/ Stacie M. Smith	President and Treasurer	September 3, 2020
Stacie M. Smith	(Principal Executive Officer)

/s/ John J. Burke III	Chief Financial Officer	September 3, 2020
John J. Burke III	(Principal Financial Officer)

*	Trustee	September 3, 2020
Peter C. Aldrich

*	Trustee	September 3, 2020
Charles S. Morrison

*	Trustee	September 3, 2020
Mary C. Farrell

/s/ Brian B. Hogan	Trustee	September 3, 2020
Brian B. Hogan

*	Trustee	September 3, 2020
Karen Kaplan

*	Trustee	September 3, 2020
Robert A. Lawrence

*	Trustee	September 3, 2020
Heidi L. Steiger

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated July 1, 2020 and filed herewith.